Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Registrant Name	TATA COMMUNICATIONS LTD
Entity Central Index Key	0001116134
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	285,000,000

Consolidated Balance Sheets In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Current assets
Cash and cash equivalents	$ 105	5,709	2,758
Short-term bank deposits	63	3,415	181
Investments (at fair value)	104	5,689
Accounts receivable (net of allowances of Rs. 3,267 million and Rs. 4,157 million as of March 31, 2012 and 2013) (includes Rs. 1,472 million and Rs. 1,550 million as of March 31, 2012 and 2013 due from related parties)	589	32,110	26,212
Prepaid expenses and other current assets (net of allowances of Rs. 687 million and Rs. 719 million, as of March 31, 2012 and 2013) (includes Rs. 98 million and Rs. 275 million as of March 31, 2012 and 2013 due from related parties)	146	7,948	7,573
Total current assets	1,007	54,871	36,724
Investments (at cost)	75	4,109	4,104
Investments in equity method investees		17	313
Property, plant and equipment, net	2,564	139,810	141,093
Intangible assets, net	105	5,724	6,047
Goodwill	498	27,150	29,430
Advance income taxes (net)	259	14,093	17,167
Other non-current assets (includes Rs. 2,899 million and Rs. 1,741 million as of March 31, 2012 and 2013 due from related parties)	201	10,982	12,103
Total assets	4,709	256,756	246,981
Current liabilities
Accounts payable (includes Rs. 1,182 million and Rs. 2,324 million as of March 31, 2012 and 2013 due to related parties)	556	30,321	28,409
Short-term debt and current portion of long-term debt	580	31,642	16,117
Accrued expenses and other current liabilities (includes Rs. 1,552 million and Rs. 1,406 million as of March 31, 2012 and 2013 due to related parties)	467	25,482	23,296
Total current liabilities	1,603	87,445	67,822
Long-term debt, net of current portion	1,771	96,559	99,330
Other non-current liabilities (includes Rs. 1,741 million and Rs. 2,845 million as of March 31, 2012 and 2013 due to related parties)	857	46,713	40,729
Total liabilities	4,231	230,717	207,881
Commitments and contingencies (See Note 29)
Shareholders' equity
Equity shares par value Rs. 10 each Authorized: 400,000,000 shares Issued and outstanding 285,000,000 shares as of March 31, 2012 and 2013	52	2,850	2,850
Additional paid-in-capital	273	14,885	15,506
Retained earnings	306	16,684	23,549
Accumulated other comprehensive loss	(171)	(9,352)	(4,359)
Total Tata Communications Limited shareholders' equity	460	25,067	37,546
Non-controlling interest in subsidiary	18	972	1,554
Total shareholders' equity	478	26,039	39,100
Total liabilities and shareholders' equity	$ 4,709	256,756	246,981

Consolidated Balance Sheets (Parenthetical) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Related Parties INR	Mar. 31, 2012 Related Parties INR
Accounts receivable, allowance		4,157	3,267
Accounts receivable, related parties		1,550	1,472
Prepaid expenses and other current assets, allowance		719	687
Prepaid expenses and other current assets	146	7,948	7,573	275	98
Other non-current assets	201	10,982	12,103	1,741	2,899
Accounts payable, related party		2,324	1,182
Accrued expenses and other current liabilities	467	25,482	23,296	1,406	1,552
Other non-current liabilities	$ 857	46,713	40,729	2,845	1,741
Equity shares, par value		10	10
Equity shares, authorized	400,000,000	400,000,000	400,000,000
Equity shares, shares issued	285,000,000	285,000,000	285,000,000
Equity shares, shares outstanding	285,000,000	285,000,000	285,000,000

Consolidated Statement of Operations In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 American Depository Share USD ($)	Mar. 31, 2013 American Depository Share INR	Mar. 31, 2012 American Depository Share INR	Mar. 31, 2011 American Depository Share INR
Operating revenues:
Revenues from telecommunication services (includes Rs. 4,607 million, Rs. 4,180 million and Rs. 5,684 million in fiscals 2011, 2012 and 2013 from related parties)	$ 3,151	171,800	139,885	113,840
Cost of revenues
Network and transmissions cost (excluding depreciation and amortization of Rs. 11,962 million, Rs. 15,320 million and Rs. 18,059 million in fiscals 2011, 2012 and 2013) (includes Rs. 3,214 million, Rs. 3,287 million and Rs. 3,773 million in fiscals 2011, 2012 and 2013 to related parties)	1,741	94,916	76,917	67,213
License fees (includes Rs. 653 million, Rs. 841 million and Rs. 928 million in fiscals 2011, 2012 and 2013 to related parties)	25	1,387	928	664
Total cost of revenues	1,766	96,303	77,845	67,877
Operating costs
Depreciation and amortization	378	20,557	18,329	13,980
Other operating costs (includes Rs. 587 million, Rs. 1,591 million and Rs. 2,153 million in fiscals 2011, 2012 and 2013 to related parties)	1,012	55,169	43,153	32,347
Total operating costs	1,390	75,726	61,482	46,327
Operating income/(loss)	(5)	(229)	558	(364)
Non-operating income, net:
Gain on sale of investments	3	180	379	138
Interest income on income tax refunds	2	86	101	40
Interest income from banks and others (includes Rs. 707 million, Rs. 163 million and Rs. Nil in fiscals 2011, 2012 and 2013 from related parties)	3	148	296	762
Interest expense (includes Rs. Nil, Rs. 111 million and Rs. Nil in fiscals 2011, 2012 and 2013 to related parties)	(145)	(7,876)	(7,591)	(4,088)
Fair value gain on previously held interest in equity method investee recognized on business acquisition			11,047	128
Gain/(loss) on sale of property, plant and equipment, net	37	2,023	31	(489)
Other non-operating income, net (includes Rs. 88 million, Rs. 51 million and Rs. 126 million in fiscals 2011, 2012 and 2013 from related parties)	11	575	415	2,192
Total non-operating income/(loss), net	(89)	(4,864)	4,678	(1,317)
Income/(loss) before income taxes	(94)	(5,093)	5,236	(1,681)
Income tax (expense)/benefit	(37)	(2,028)	(5,138)	(765)
Dividend tax	(2)	(92)	(92)
Equity in net loss of equity method investees	(4)	(234)	(944)	(5,636)
Net income/(loss)	(137)	(7,447)	(938)	(8,082)
Net (income)/loss attributable to non-controlling interest	21	1,152	4,250	(13)
Net income/(loss) attributable to Tata Communications Limited	$ (116)	(6,295)	3,312	(8,095)
Per share Information:
Basic earnings/(loss) per ADS (each ADS represents two equity shares)	$ (0.41)	(22.09)	11.62	(28.4)	$ (0.82)	(44.18)	23.24	(56.8)
Weighted number of equity shares outstanding	285,000,000	285,000,000	285,000,000	285,000,000

Consolidated Statement of Operations (Parenthetical)(INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Related Parties	Mar. 31, 2012 Related Parties	Mar. 31, 2011 Related Parties	Mar. 31, 2013 Network and Transmissions	Mar. 31, 2012 Network and Transmissions	Mar. 31, 2011 Network and Transmissions	Mar. 31, 2013 License Fee	Mar. 31, 2012 License Fee	Mar. 31, 2011 License Fee
Revenues from telecommunication services, related party	5,684	4,180	4,607
Network and transmissions cost, depreciation and amortization	18,059	15,320	11,962
Related party costs							3,773	3,287	3,214	928	841	653
Other operating costs	55,169	43,153	32,347	2,153	1,591	587
Interest income from banks and others	148	296	762		163	707
Interest expense	7,876	7,591	4,088		111
Other non-operating income, net	575	415	2,192	126	51	88
Number of equity shares represented by each ADS		2	2

Consolidated Statements of Comprehensive Loss In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Net loss	$ (137)	(7,447)	(938)	(8,082)
Net unrealized gain/(loss) on available-for-sale securities, net of realized gain and net of tax effect of Rs. 19 million, Rs. 1 million and Rs. 1 million in fiscal 2011, 2012 and 2013.		4	(3)	(24)
Foreign currency translation adjustment	(66)	(3,621)	(4,184)	(228)
Effective portion of fair value gain/(loss) on derivative instrument designated as cash flow hedge		(16)	268	(31)
Funded status on employee benefit plans net of tax effect of Rs. 94 million, Rs. 150 million and Rs. 208 million in fiscal 2011, 2012 and 2013.	(10)	(527)	(349)	227
Other comprehensive loss, net of tax	(76)	(4,160)	(4,268)	(56)
Comprehensive loss	(213)	(11,607)	(5,206)	(8,138)
Comprehensive Loss attributable to Tata Communications Limited	(207)	(11,288)	(731)	(8,150)
Comprehensive Loss attributable to non-controlling interest	(6)	(319)	(4,475)	12
Comprehensive loss	$ (213)	(11,607)	(5,206)	(8,138)

Consolidated Statements of Comprehensive Loss (Parenthetical)(INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net unrealized gain/(loss) on available-for-sale securities, net of realized gain and net of tax effect	1	1	19
Funded status on employee benefit plans, tax effect	(208)	(150)	94

Consolidated Statements of Changes in Shareholders' Equity In Millions, except Share data	Total USD ($)	Total INR	Equity share capital USD ($)	Equity share capital INR	Additional paid-in capital USD ($)	Additional paid-in capital INR	Retained earnings USD ($)	Retained earnings INR	Accumulated other comprehensive income / (loss) USD ($)	Accumulated other comprehensive income / (loss) INR	Total Tata Communications Limited shareholders' equity USD ($)	Total Tata Communications Limited shareholders' equity INR	Non- controlling interest USD ($)	Non- controlling interest INR
Beginning Balance at Mar. 31, 2010		47,319		2,850		15,770		28,902		(261)		47,261		58
Beginning Balance (in shares) at Mar. 31, 2010				285,000,000
Net Income/(loss)		(8,082)						(8,095)				(8,095)		13
Other comprehensive loss, net of tax		(56)								(55)		(55)		(1)
Dividends paid		(2)												(2)
Ending Balance at Mar. 31, 2011		39,179		2,850		15,770		20,807		(316)		39,111		68
Ending Balance (in shares) at Mar. 31, 2011				285,000,000
Net Income/(loss)		(938)						3,312				3,312		(4,250)
Other comprehensive loss, net of tax		(4,268)								(4,043)		(4,043)		(225)
Dividends paid		(575)						(570)				(570)		(5)
Fair Value of non-controlling interest on acquisition		1,146												1,146
Issue of shares to non-controlling interest		4,556												4,556
Changes on ownership interest in subsidiary						(264)						(264)		264
Ending Balance at Mar. 31, 2012		39,100		2,850		15,506		23,549		(4,359)		37,546		1,554
Ending Balance (in shares) at Mar. 31, 2012				285,000,000
Net Income/(loss)	(137)	(7,447)						(6,295)				(6,295)		(1,152)
Other comprehensive loss, net of tax	(76)	(4,160)								(4,993)		(4,993)		833
Dividends paid		(599)						(570)				(570)		(29)
Issue of shares to non-controlling interest		66												66
Changes on ownership interest in subsidiary		(921)				(621)						(621)		(300)
Ending Balance at Mar. 31, 2013	$ 478	26,039	$ 52	2,850	$ 273	14,885	$ 306	16,684	$ (171)	(9,352)	$ 460	25,067	$ 18	972
Ending Balance (in shares) at Mar. 31, 2013			285,000,000

Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (INR) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Non-controlling interest includes preference shares, redeemable	5,177	5,792
Retained earnings, restricted for non-convertible debenture (NCD) redemption	3,501	7,308

Consolidated Statements of Cash Flows In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Cash flows from operating activities:
Net loss	$ (137)	(7,447)	(938)	(8,082)
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	378	20,557	18,329	13,980
Loss/ (gain) on sale of property, plant and equipment, net	(37)	(2,023)	(31)	489
Gain on sale of available-for-sale investments	(3)	(180)	(379)	(138)
Allowances for doubtful debts (Net of recoveries)	16	892	647	484
Equity in net loss of equity method investees	4	234	944	5,636
Fair value gain on previously held interest in equity method investee recognized on business acquisition			(11,047)	(128)
Joint venture termination fees				(90)
Deferred income tax expense /(benefit)	(7)	(393)	3,907	(245)
Net change in:
Accounts receivable	(110)	(6,002)	(3,993)	(39)
Advance income taxes, net	56	3,074	1,283	3,103
Prepaid expenses, other current and non -current assets	18	1,003	(6,964)	(495)
Accounts payable, other current and non-current liabilities	137	7,454	6,411	(2,797)
Net cash provided by operating activities	315	17,169	8,169	11,678
Cash flows from investing activities:
Purchase of property, plant and equipment	(293)	(15,978)	(18,103)	(14,573)
Purchase of intangible assets	(33)	(1,803)	(791)	(793)
Proceeds from sale of property, plant and equipment	40	2,165	207	106
Proceeds from sale of available-for-sale investments	902	49,189	51,648	22,449
Purchase of available-for-sale investments	(1,003)	(54,693)	(50,357)	(18,634)
Purchase of shares in equity method investees			(255)	(530)
Return of investment by equity method investee	1	58
Loans given to equity method investees			(765)	(3,110)
Acquisition of business, net of cash acquired			(1,313)	(242)
Change in restricted cash		(8)	(19)	(2)
Decrease /(increase) in short-term bank deposits	(60)	(3,252)	12	13
Inter corporate deposit placed and other loans	(16)	(864)	(2,512)
Proceeds from repayment of inter-corporate deposit and other loans	13	700	1,300
Purchase of investments		(2)	(1)	(1)
Refund of amount paid towards joint venture				748
Advances for investments				(455)
Net cash used in investing activities	(449)	(24,488)	(20,949)	(15,024)
Cash flows from financing activities:
Proceeds from long-term borrowings	364	19,881	22,161	26,501
Long-term borrowings repaid	(131)	(7,153)	(9,413)	(26,442)
Proceeds from short-term borrowings	300	16,336	21,402	17,827
Short-term borrowings repaid	(342)	(18,653)	(27,223)	(10,675)
Proceeds of bank overdrafts, net	29	1,589	1,739	669
Purchases of additional ownership interest in subsidiary from non-controlling interest	(17)	(921)
Dividends paid (includes Rs. Nil, Rs. 407 million and Rs. 407 million in fiscals 2011, 2012 and 2013 paid to related parties)	(10)	(570)	(570)
Dividend paid to non-controlling interest of subsidiary	(1)	(29)	(5)	(2)
Payment of finance lease obligations	(1)	(34)	(28)	(31)
Net cash provided by financing activities	191	10,446	8,063	7,847
Net change in cash flows	57	3,127	(4,717)	4,501
Effect of foreign exchange differences on cash flows	(3)	(176)	644	(59)
Cash and cash equivalents, beginning of year	51	2,758	6,831	2,389
Cash and cash equivalents, end of year	105	5,709	2,758	6,831
Supplementary cash flow information:
Interest paid (net of interest capitalized)	141	7,695	7,819	3,976
Income taxes paid (refunds)	(15)	(793)	(107)	(2,290)
Supplementary disclosure of non-cash investing activity:
Payables for capital purchases	42	2,315	3,206	2,010
Supplementary disclosure of non-cash financing activity:
Loan from non-controlling interest converted to non-redeemable preference shares in SEPCO group			4,556

Consolidated Statements of Cash Flows (Parenthetical)(Related Parties INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Dividends paid	407	407

Background	12 Months Ended
Mar. 31, 2013
Background
1.	Background

Tata Communications Limited (“Tata Communications India”) and its subsidiaries (collectively “Tata Communications” or “the Company”) offer international and national voice and data transmission services, selling and leasing of bandwidth on undersea cable systems, internet dial up and broadband services, and other value-added services comprised mainly of mobile global roaming and signaling services, transponder lease, data centers, telex and telegraph and television uplinking.

The Tata group, directly and indirectly through Tata Sons Limited, Panatone Finvest Limited and Tata Power Company Limited, and the GOI owned 50.03% and 26.12%, respectively of the Company’s equity shares, as of March 31, 2013.

The consolidated financial statements of Tata Communications include the financial statements of Tata Communications India and its subsidiaries, Tata Communications International Pte Ltd. (“TCIPL”) and its subsidiaries, SEPCO Communications Pty Ltd,(SEPCO) and its subsidiaries, Tata Communications Lanka Ltd.(“TCLL”), VSNL SNO SPV Pte Ltd. (“SNOSPV”), Tata Communications Transformation Services Limited (“TCTSL”), Tata Communications Payment Solutions Limited (“TCPSL”) (formerly known as Tata Communications Banking Infrasolutions Limited), and S&A Internet Services Private Limited (“SAISPL”).

On May 30, 2011, the Company through its wholly-owned subsidiary SNOSPV acquired an additional equity ownership interest of 24.50% in SEPCO. Consequently, the SEPCO Group (SEPCO and Neotel collectively referred to as SEPCO Group) became a subsidiary. The assets, liabilities and results of SEPCO group are included in consolidated financial statements with effect from May 30, 2011. [See note 3(i)].

In India, the Company is regulated by the Department of Telecommunications (DoT), GoI and the TRAI. In Singapore and Malaysia, the Company is regulated by the Infocomm Development Authority of Singapore and by the Malaysian Communications and Multimedia Commission, respectively. In Hong Kong and Taiwan, the Company is regulated by the Office of the Communications Authority of the Special Administrative Region and by the National Communications Commission respectively. In Japan the Company is regulated by the Ministry of Internal Affairs and Communications. In North America, the Company is regulated by the Canadian Radio-television and Telecommunications Commission and Industry Canada, and by the U.S. Federal Communications Commission pursuant to, the Communications Act of 1934, as amended. In the United Kingdom, the Company is regulated by the Office of Communications. In South Africa, the Company is regulated by Independent Communications Authority of South Africa (ICASA). In other parts of the world, the Company is subject to various foreign regulations.

Significant Accounting Policies	12 Months Ended
Mar. 31, 2013
Significant Accounting Policies
2.	Significant Accounting Policies

a.	Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

b.	Basis of consolidation

The Company consolidates all entities in which it has control. In addition, the Company reviews its relationships with other entities to assess if it is the primary beneficiary of a variable interest entity. If the determination is made that it is the primary beneficiary, then that entity is consolidated. In fiscals 2011, 2012 and 2013, the Company was not the primary beneficiary of any variable interest entity. Inter-company transactions, balances and unrealized profits and losses on such transactions are eliminated on consolidation.

c.	Investments in equity method investee

Investments in entities where the Company has significant influence, generally where the Company controls between 20% and 50% of the voting stocks of such entities, are accounted for using the equity method. Investments in equity method investees are initially recorded at cost and is adjusted in subsequent periods to reflect the Company’s share of earnings or loss of the equity method investee and any impairment. The Company’s equity in net loss of equity method investees in excess of the equity ownership interest is recognized in the statement of operations as an adjustment to other investments.

d.	Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires the management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses for the years presented. Actual results could differ from these estimates. Material estimates included in these consolidated financial statements that are susceptible to change as more information becomes available include allowances for uncollectible accounts receivable and other current assets, useful lives of property, plant and equipment and intangible assets, residual values of property, plant and equipment, asset retirement obligations, retirement benefits, impairment of goodwill, intangible assets, property, plant and equipment and income taxes including valuation of deferred tax assets.

e.	Business Combination

Business combination transactions in which the Company obtains control over one or more businesses are accounted under the acquisition method. Identifiable assets acquired and liabilities assumed, and non-controlling interests are recognized at acquisition date fair values. Previously held interests in the acquiree are remeasured to fair value at the acquisition date and any resulting gain or loss is recognized in earnings. Goodwill represents the excess of aggregate of the consideration transferred, fair value of the non-controlling interest and in a business combination achieved in stages, the acquisition-date fair value of the Company’s previously held equity interest in the acquiree over the fair value of the assets acquired and liabilities assumed.

f.	Cash and cash equivalents

Cash and cash equivalents represents cash on hand and held with banks including demand deposits, which are unrestricted as to withdrawal and use, and which have maturities of three months or less.

g.	Investments

Investments in securities with readily determinable market values are classified as available-for-sale securities and recorded at fair value. Unrealized gains and losses on such securities, net of applicable taxes, are reported in accumulated other comprehensive income. Realized gains and losses on sale of securities are recorded on the trade date and the cost in respect of available-for-sale securities sold is determined on a weighted average basis.

Equity securities that do not have readily determinable fair values are recorded at original cost. Fair values of these securities are not estimated if there are no events or changes in circumstances that may have a significant effect on the carrying amount. Other than temporary declines in fair values below cost are reflected in earnings as realized loss.

The Company has not classified any securities as trading or held to maturity.

h.	Accounts receivable

Accounts receivable are stated at their expected realizable values, net of allowances for uncollectible receivables. Accounts receivable and payable are disclosed on a net basis where a legal right of set-off exists. These payables and receivables are generally settled on a net basis.

Allowances for accounts receivables are provided when collection is not probable based on current information and historical experience, including the current creditworthiness of each customer. Account balances are generally written off against the allowance only after all means of collection have been exhausted and the potential for recovery is considered remote.

i.	Goodwill

Goodwill is assessed for impairment on an annual basis on March 31 or earlier when events or circumstances indicate that the carrying amount of goodwill exceeds its implied fair value.

Goodwill impairment assessment is a two-step test. The first step compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment loss amount, if any. However, if the carrying amount of a reporting unit is zero or negative, the second step of the impairment test shall be performed to measure the amount of impairment loss, if any, when it is more likely than not that a goodwill impairment exists.

The Company uses an income-based valuation approach to determine the fair value of the reporting unit by estimating the present value of future cash flows after considering current economic conditions and trends, estimated future operating results and growth rates, anticipated future economic and regulatory conditions and availability of necessary technology and network infrastructure.

When required to perform the second step, the Company compares the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount exceeds the implied fair value, an impairment loss equal to that excess amount is recognized, not to exceed the goodwill carrying amount. The Company determines the implied fair value of goodwill for a reporting unit by assigning the fair value of the reporting unit to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination. The excess of the fair value of the reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of the goodwill. This assignment process is only for purposes of testing goodwill impairment and the Company does not adjust the carrying amounts of the recognized assets and liabilities (other than goodwill, if appropriate) or recognize previously unrecognized intangible assets in the consolidated balance sheet as a result of this assignment process.

j.	Intangible assets

The Company’s intangible assets include customer relationships, computer software, licenses, favorable leases and brand. Costs incurred on application development of internal use computer software are capitalized. Capitalization is commenced when the preliminary stage is complete, funding is committed, and it is probable that the project will be completed and the software will perform the function intended. Upgrades and enhancements that result in additional functionality are capitalized. Costs of ongoing maintenance, support and training activities are expensed as incurred. Customer relationships, computer software and favorable lease are amortized using the straight-line method, over the following estimated economic useful lives:

Years
Customer relationships	7 to 10
Computer software	3 to 8
Licenses	License term
Favorable Lease	Period of Lease
Brand	Indefinite

k.	Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Cost includes purchase price, taxes and duties, installation expenses, interest cost and other direct costs incurred till the date the asset is available for use. Interest incurred for constructed asset is capitalised up to the date the asset is ready for its intended use based on the weighted average rate of all borrowings. The cost of construction in progress is transferred to the appropriate asset category, when construction is complete and the asset is available for use.

Property, plant and equipment includes intangible assets in the nature of indefeasible rights of use (“IRU’s”) for international and domestic telecommunication circuits, which the Company acquires from time to time. IRU arrangements under which the Company has the right to exclusively use a substantial portion of the capacity in the cables for substantially all of the economic lives of the cables are capitalized as intangible assets. The Company has the obligation for costs of operations, maintenance and administration, and has the risk of obsolescence during the contract period.

Depreciation is charged on a straight-line basis over the estimated useful economic lives of property, plant and equipment. Land is not depreciated. The estimated useful economic lives are as follows:

Years
Leasehold improvements	Lesser of useful life or term of lease
Buildings	12 to 58
Plant and machinery	2 to 20
Computers	3 to 8
Motor vehicles	3 to 5
Furniture and fixtures	3 to 15

Cables under IRU arrangements are amortized on a straight-line basis over the useful life of the cable or the contracted period of right to use, whichever is lower.

l.	Asset retirement obligation

The Company’s asset retirement obligations relate to the costs associated with the removal of long-lived assets when they will be retired. The Company records a liability at the estimated current fair value of the costs associated with the removal obligations. The fair value of a liability for asset retirement obligation is recognized if a reasonable estimate of the fair value can be made. The liability for asset retirement cost is capitalized by increasing the carrying amount of the related long-lived asset and is depreciated over its useful life. The estimated removal liabilities are based on historical cost information, industry factors and engineering estimates. The Company measures changes in liability for an asset retirement obligation due to passage of time by applying an interest method of allocation to the amount of the liability at the beginning of the period. The interest rate used to measure that change is the credit-adjusted risk-free rate that existed when the liability was initially measured. That accretion is recognized as an increase in the carrying amount of the liability and as an expense classified as interest expense in the statement of operations.

m.	Impairment of long-lived assets

The Company evaluates the carrying amount of its long-lived assets for impairment whenever events or circumstances indicate the carrying amount of such assets may not be recoverable. The Company subjects such assets to a test of recoverability based on the undiscounted cash flows from use or disposition of such assets. If the carrying amount of the asset exceeds the undiscounted cash flows, the Company recognizes an impairment loss measured as the amount by which the carrying amount of the long-lived asset exceeds the fair value.

n.	Derivative financial instruments

The Company uses derivative financial instruments such as forward exchange contracts and derivative instruments such as cross currency swap contracts to mitigate the risk of changes in foreign exchange rates. The Company is also exposed to market risks associated with changes in interest rates. The Company uses derivative instruments such as interest rate swaps to manage its exposure to interest rate movements relating to its variable-rate long-term debts. The counterparty to these contracts is generally a bank.

In respect of cash flow and net investment hedges, the Company formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions.

The Company formally assesses, both at the hedge’s inception and on a quarterly basis, whether the derivatives that are used in hedging transactions have been highly effective in offsetting changes in the cash flows and in the fair values of the hedged items and whether those derivatives may be expected to remain highly effective in future periods. When it is determined that a derivative is not, or has ceased to be, highly effective as a hedge, the Company discontinues hedge accounting prospectively.

Derivative instruments are recorded at fair value on the balance sheet. The effective portion of the change in the fair value of a derivative that is designated as a cash flow hedge is recorded in accumulated other comprehensive income. When the hedged item affects earnings the gain or loss included in accumulated other comprehensive income is reported on the same line in the consolidated statements of operations as the hedged item. In addition, both the fair value of changes excluded from the Company’s effectiveness assessments and the ineffective portion of the changes in the fair value of derivatives used as cash flow hedges are reported in interest expense line in the consolidated statements of operations.

When hedge accounting is discontinued, the derivative is adjusted for changes in fair value through earnings. For cash flow hedges, gains and losses that were deferred in accumulated other comprehensive income as a component of shareholders’ equity in connection with hedged assets or liabilities will be recognized in interest expense in the same period the hedged item affects earnings.

Gains and losses on hedging instruments designated as hedges of the net investments in foreign operations are recognised in foreign currency translation reserve included in accumulated other comprehensive income to the extent that the hedging relationship is effective. In addition, both the fair value of changes excluded from the Company’s effectiveness assessments and the ineffective portion of the changes in the fair value of derivatives used as net investment hedges are reported in other non-operating income/loss in the consolidated statement of operations. Gains and losses accumulated in the other comprehensive income are included in the statement of operations when the foreign operation is disposed off.

Changes in fair value of derivative instruments that are not designated as a hedge are recorded immediately in other non-operating income/expense.

o.	Revenue recognition

Revenues from voice, data and mobile roaming services are recognized based on usage when the minutes of voice calls are processed or data transmitted, based on contracted rates. Capacity contracts which convey the right to use a specified capacity on an identified fiber for a stated period of time, which is substantially lower than its economic useful life are classified as operating lease arrangements. These contracts typically range for a period between one and three years. Capacity contracts which do not convey the right to use a specified capacity on an identified fiber cable are accounted as service arrangements. Revenues from capacity contracts under operating lease and service arrangements are recognized on a straight line basis over the period of the contracts. Amounts received in advance for any services are recorded as deferred revenue. In the event that a customer terminates an IRU prior to the expiry of the contract and releases the Company from the obligation to provide future services, the remaining unamortized deferred revenue is recognized in the period the contract is terminated. Revenues from internet services are recognized based on usage by subscribers/ customers.

Revenue from sale of software licenses not requiring significant production, modification or customization is recognized, when delivery has occurred, the fee is fixed, collectability is probable and the Company does not have any remaining obligation.

Revenue is recognized when collectability is reasonably assured. The Company evaluates collectability assessing a number of factors including credit worthiness and past transaction history of customers.

p.	Non-monetary transactions

Exchange of network capacities with other telecommunication service providers are recorded as non-monetary transactions and measured at the carrying amount of the capacities relinquished, as these exchanges are for similar productive assets used to provide telecommunication services to customers.

q.	Cost recognition

Cost and expenses are recognized as incurred and are classified according to their functions as follows:

Network and transmission costs

Network and transmission costs primarily include interconnect charges paid or payable to domestic and foreign carriers for the termination of voice and data traffic, costs related to satellite, terrestrial and subsea leased circuits for the network backbone.

License fees

License fees are payable to the Department of Telecommunication (DoT), GOI for international long distance (“ILD”), national long distance (“NLD”) and internet service provider (“ISP”) licenses and are computed in accordance with the respective license fee agreements. In South Africa, the Company holds an electronic communications service (ECS) and electronic communications network service (ECNS) licenses. The Company additionally holds satellite hub ground station, satellite uplinking and various radio frequency spectrum licenses in South Africa and has access to a number of International Submarine Cable landing stations through its ECNS license issued by ICASA.

Operating costs

Operating costs primarily include employee compensation and other related costs, outsourced manpower costs, repairs and maintenance, utilities, advertising and marketing, legal and professional fees, allowances for uncollectible accounts receivables and other current assets, travel, insurance and other administrative costs.

r.	Compensated absences

The Company provides for the cost of vacation earned based on the number of days of unutilized leave entitled at each balance sheet date.

s.	Foreign currency

The functional currency of Tata Communications India and its Indian subsidiaries is the Indian Rupee, whereas the functional currency of TCIPL and its subsidiaries and VSNL SNOSPV Pte Ltd. is the United States Dollar, the functional currency of SEPCO Group is South African Rands (ZAR) and that of all other subsidiaries and equity method investees, the currency in the country of incorporation.

Foreign currency transactions are converted into the functional currency at the exchange rates prevailing on the date of transaction. Foreign currency denominated monetary assets and liabilities are translated into functional currency using the exchange rates prevailing on the balance sheet dates. Gains and losses on translation of foreign currency denominated monetary assets and liabilities are included in determination of earnings except gains and losses on foreign currency intra-entity transaction that are of a long term investment nature are recorded in foreign currency translation reserve in accumulated other comprehensive income.

The financial statements of foreign subsidiaries and equity method investees are translated into Indian rupees for the purposes of consolidation as follows: income statement items are translated at the average exchange rates for the period; assets and liabilities are translated at the exchange rates prevailing on the balance sheet dates. Unrealized translation gains and losses are reported in accumulated other comprehensive income.

t.	Operating leases and service contracts

Purchase of capacity on specified cables for a stated period of time which is substantially lower than the economic lives of the cables are classified as operating lease, and recognized as expense on a straight-line basis over the contracted period.

Capacity purchase contracts which do not transfer the right to use any specific cable and do not identify capacity in specific cable, and under which the service provider can meet its obligation by routing the Company’s traffic utilizing capacity in any of its cable depending on availability are accounted as service contracts. Capacity expense under service contracts are recognized on a straight-line basis over the contract period.

u.	Income taxes

Income tax expense comprises current income tax expense and changes in deferred tax assets and liabilities during the year.

Current income taxes:

Current income tax expense comprises taxes on income from operations in India and foreign tax jurisdictions. Income taxes payable in India is determined in accordance with the provisions of the Indian Income Tax Act of 1961. The current income tax expense for overseas subsidiaries has been computed based on the laws applicable to each entity in the jurisdiction in which that entity operates.

Advance taxes and liabilities for current income taxes are presented in the balance sheet after off-setting advance taxes and income taxes liabilities arising in the same tax jurisdiction pertaining to same financial year and where the Company intends to settle the asset and liability on a net basis.

Deferred income taxes:

Deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the carrying amounts of assets and liabilities and their respective tax bases, and unutilized business loss carry forwards. Deferred tax assets and liabilities are computed separately for each taxable entity in the consolidated enterprise and for each taxable jurisdiction. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. In assessing the likelihood of realization, management considers estimates of future taxable income, the character of income needed to realize future tax benefits, and all available evidence. The Company offsets deferred tax assets and deferred tax liabilities relating to taxes on income levied by the same governing tax authorities.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the income statement in the period of enactment of the change.

Uncertain tax positions are recognized using the more-likely-than-not threshold determined solely based on technical merits that the tax positions will sustain upon examination. Tax positions that met recognition threshold are measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. Interest and penalties relating to uncertain tax positions are classified as income tax expense in the statement of operations and reduced from advance income taxes which are presented in the balance sheet under non-current assets. Interest income on repayment of income taxes is presented separately in the statement of operations as an element of non-operating income.

v.	Earnings per share

Basic earnings per equity share have been computed by dividing net income by the weighted average number of equity shares outstanding for the period. The Company did not have any dilutive potential equity shares outstanding in any of the periods presented.

w.	Employee benefit plans

A.	Domestic:

a)	Defined Contribution plan

•	Provident Fund

The Company makes contribution towards provident fund to a defined contribution retirement benefit plan for qualifying employees. The provident fund is administered by the Trustees of the Tata Communications Employees’ Provident Fund Trust. Under this scheme, the Company is required to contribute a specified percentage of payroll cost to fund the benefits which is expensed as incurred.

b)	Defined Benefit Plans

•	Gratuity

The Company makes annual contributions for Employee’s Gratuity scheme to a fund administered by trustees covering all eligible employees. The plan provides for lump sum payment to vested employees at retirement, death while in employment or on termination of employment, an amount equivalent to 15 days salary payable for each completed year of service or part thereof in excess of six months. Vesting occurs upon completion of five years of service. The Company accounts for the liability for gratuity benefits payable in future based on an actuarial valuation. The difference between the fair value of plan assets and benefit obligation recognized, is reported in the balance sheet as a net asset or liability.

•	Medical Benefit

The Company reimburses domiciliary and hospitalization expenses incurred by eligible and qualifying employees and their dependent family members not exceeding certain specified limits under the Tata Communications employee’s medical reimbursement scheme. The scheme provides for cashless hospitalization where the claims are directly settled / reimbursed by the Company. Tata Communications India account for the liability for medical benefits based on an actuarial valuation.

•	Pension Plan

Benefits under the pension plan covered by purchased annuity contracts are excluded from benefit obligations. On the date of purchase, the excess of the purchase price of the participating annuity contract over the price of an equivalent non participating annuity contract is recognized as an asset and is subsequently measured at fair value.

B.	International:

The Company’s defined benefit pension plans, covering certain employees, include a contributory plan, a non-contributory plan and a supplementary employee retirement plan (“SERP”). The benefits under the defined benefit plans are based on various factors, such as years of service and compensation. For certain employees, the Company also offers a non-pension post-retirement benefit plan covering retiree life insurance and health care coverage. In addition to these plans, there are defined contribution plans qualifying under Section 401(k) of the Internal Revenue Code for U.S. employees, a Registered Retirement Savings plan (“RRSP”) for Canadian employees, enabling qualified employees to contribute on a tax-deferred basis, and a Group Stakeholder Pension Plan (“GSPP”) for UK employees, enabling qualified employees to contribute on a tax-deferred basis.

The Company also has a defined contribution plan in South Africa under which it pays a fixed percentage of employees’ remuneration as contributions into a separate fund, and will have no further legal or constructive obligations to pay additional contributions if the fund does not hold sufficient assets to pay all employee benefits relating to employee services in the current and prior periods. Contributions to defined contribution plans in respect of services during a period are recognised as an employee benefit expense when they are due.

•	Actuarial gain (loss)

The corridor method is used to amortize actuarial gains and losses (such as changes in actuarial assumptions and experience gains and losses). Under the corridor method, amortization is recorded only if the accumulated net actuarial gains or losses exceed 10% of the greater of the projected benefit obligation and the value of the plan assets.

x.	Fair Value Measurements

Company measures the fair value of financial instruments in accordance with ASC 820-10 “Fair Value Measurement and Disclosure” which establishes the frame work for measuring fair value and also provides certain disclosure requirements. Primarily, AFS investment, derivative assets and liabilities are carried at fair value.

The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable and consists of the following three levels:

Level 1—Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2—Inputs are quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.

Level 3—Inputs which are unobservable reflecting internal assumptions are used in pricing assets or liabilities.

y.	New accounting pronouncements

In December 2011, the FASB issued ASU 2011-11 “Balance Sheet (Topic 201): Disclosure about Offsetting Assets and Liabilities”. The new accounting guidance requires entities to disclose information about offsetting and related arrangements to enable financial statement users to understand the effect of such arrangements on the statement of financial position as well as to improve comparability of balance sheets prepared under USGAAP and IFRS. Further in January 2013, the FASB issued ASU 2013-01 “Balance Sheet (Topic 201): Clarifying the scope of Disclosures about Offsetting Assets and Liabilities”. The amendments clarify that the scope of Update 2011-11 applies to derivatives instruments accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. The new guidance as well as the clarification is effective for fiscal years beginning on or after January 1, 2013 and interim periods within those years. The Company is in the process of assessing the effect of adoption of ASU 2011-11 and ASU 2013-01 on the Company’s consolidated financial positions and results of operations.

In July 2012, the FASB issued ASU 2012-02 “Intangibles—Goodwill and Other (Topic 350): Testing indefinite-lived intangible assets for Impairment”. Under the revised guidance the entities testing impairment of indefinite-lived intangible assets other than goodwill have the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. Entities electing to perform a qualitative assessment is no longer required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Company is in the process of assessing whether or not to elect the option to evaluate the qualitative factors in future years.

In February 2013, the FASB issued ASU 2013-02 “Comprehensive Income (Topic 220)—Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. The new guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The new guidance is effective prospectively for reporting periods beginning after December 15, 2012. Other than the presentation changes that would be required by ASU 2013-02, the adoption of this ASU will not have a material impact on the Company’s consolidated financial positions and results of operations.

In February 2013, the FASB issued ASU 2013-04 “Liabilities (Topic 405)—Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date”. The guidance in this Update requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in this update also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments in this Update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013 and should be applied retrospectively to all prior periods presented for those obligations resulting from joint and several liability arrangements within the Update’s scope that exist at the beginning of an entity’s fiscal year of adoption. The adoption of ASU 2013-04 will not have a material impact on the Company’s consolidated financial positions and results of operations.

z.	Convenience Translation

The consolidated financial statements have been expressed in Indian rupees (“ Rs. ”), the Company’s reporting currency. For the convenience of the readers in the United States of America the consolidated financial statements as of and for the year ended March 31, 2013 have been translated into US dollars at US$ 1.00 = Rs. 54.52 based on the certified foreign exchange rates published by Federal Reserve Bank of New York on March 31, 2013. Such convenience translation should not be construed as a representation that the Indian rupee amounts have been or could be converted into US dollars at this or at any other rate of exchange, or at all.

Business Acquisition	12 Months Ended
Mar. 31, 2013
Business Acquisition
3.	Business acquisition

i.	On May 30, 2011, the Company acquired an additional ownership interest in SEPCO of 24.50% for a cash consideration of Rs. 2,806 million including the assumption of loans given by seller to SEPCO. As a result of this additional acquisition, Tata Communication’s equity ownership interest in SEPCO increased from 43.16% to 67.66% and effective interest in Neotel increased from 49.01% to 61.50% as on May 30, 2011. Consequently, the SEPCO Group became a subsidiary and has been consolidated from the date of acquisition of controlling interest. As on March 31, 2012, the Company subscribed to additional shares of SEPCO Group, due to which the Company’s effective ownership interest in SEPCO Group increased from 61.50% to 64.10%.

The following table summarises the consideration paid for SEPCO Group and fair value of the assets acquired and liabilities assumed at the acquisition date, as well as the fair value at the acquisition date of the non-controlling interest in SEPCO Group.

At May 30, 2011	In millions
Consideration
Cash	Rs.	2,806
Fair value of Company’s previously held interest prior to business combination		11,821

	Rs.	14,627

Recognized amount of identifiable assets acquired and liabilities assumed
	In millions
Cash and cash equivalents	Rs.	758
Accounts Receivable		2,882
Prepaid and other assets		826
Property, plant and equipment		23,862
Identifiable intangible assets		3,188
Deferred tax assets (net)		5,252
Account payable and other liabilities		(9,190)
Borrowings		(33,968)

Total identifiable net liabilities		(6,390)

Non-controlling interest		(1,146)
Goodwill		22,163

	Rs.	14,627

The total gross amounts of accounts receivables was Rs. 4,094 million of which Rs. 1,212 million was expected to be uncollectible.

The fair value of property, plant and equipment was estimated using the depreciated replacement cost. Identifiable intangible assets consist mainly of Rs. 1,022 million and Rs. 1,592 million relating to customer relationships and ‘Neotel’ brand respectively. Fair values of customer relationships were determined using the excess earnings method and that of the brand using the royalty relief method.

The fair value of the non-controlling interest was estimated applying the income approach. The fair value measurement is based on forecast of revenues and earnings before interest, taxes, depreciation and amortization (referred to as EBITDA) which consists of significant inputs that are not observable in the market and thus represents a fair value measurement categorized within level 3 of the fair value hierarchy as described in note 2(x). Key assumptions include a discount rate of 17.70%, terminal value based on a long term sustainable growth rate in EBITDA of 4%, and adjusted because of the lack of control and marketability that market participants would consider when measuring the fair value of non-controlling interest in SEPCO Group.

The remeasurement of the Company’s previously held interest in SEPCO Group to fair value resulted in a gain of Rs.  11,047 million which has been recognised in the statement of operations for fiscal 2012.

The goodwill is attributable to the expected profitability of the acquired business and to the strong lead that this acquisition provides in South Africa and other African markets which are expected to grow significantly. Goodwill is not deductible for tax purpose.

The following table presents unaudited supplemental pro-forma results of operations for fiscals 2011 and 2012 giving effect to the acquisition relating to SEPCO Group, as if it had occurred on April 1, 2010:

	As of March 31,
	2011		2012
	(unaudited)
	(In millions)
Revenues from telecommunication services	Rs.	126,607	Rs.	142,177
Net loss		(14,101)		(13,002)

The supplemental unaudited pro-forma results for fiscal 2012 were adjusted to exclude Rs. 11,047 million of gain on re-measurement of previously held interest in SEPCO Group to fair value.

During the fiscal 2013, the Company acquired a further 2.38% equity ownership interest in SEPCO Group for cash consideration of Rs. 922 million (US$ 17 million) thereby increasing its equity ownership interest to 66.48%. Further, the Company subscribed to additional shares of SEPCO Group including the unsubscribed equity calls of non-controlling shareholders, due to which the Company’s effective interest in SEPCO Group increased to 67.32% as on March 31, 2013.

ii.	In fiscal 2010, the Company acquired equity ownership of 22.86% in BitGravity, Inc (BitGravity) for Rs. 62 million. In September 2010, the Company acquired additional equity interest of 22.86% in BitGravity for Rs. 66 million and in February 2011, the Company acquired controlling interest by purchasing equity interest of 54.28% for Rs. 265 million. The aggregate purchase consideration including the fair value of previously held equity shares and convertible debt including interest accrued thereon was Rs. 987 million. The fair value of net assets was Rs. 390 million (including fair value of identifiable intangible assets of Rs. 276 million resulting in goodwill of Rs. 597 million. The re-measurement of previously held interest on the acquisition date resulted in a gain of Rs. 128 million which has been included in non-operating income. The impact of fair valuation of convertible debt was insignificant on the date of acquisition.

This acquisition does not have material impact on the operations of the Company and pro-forma disclosures have not been presented.

Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2013
Cash and Cash Equivalents
4.	Cash and cash equivalents

Cash and cash equivalents consist of the following:

	As of March 31,
	2012		2013
	(In millions)
Cash	Rs.	1	Rs.	1	US$	—
Current account balances and deposits with banks in Indian rupees		611		3,001		55
Current account balances and deposits with banks in foreign currencies		2,146		2,707		50

Total	Rs.	2,758	Rs.	5,709	US$	105

Cash and cash equivalents of Rs. 1,149 million and Rs. 1,126 million as of March 31, 2013 and 2012, respectively are held in South Africa.

Short-Term Bank Deposits	12 Months Ended
Mar. 31, 2013
Short-Term Bank Deposits
5.	Short-term bank deposits

Short-term bank deposits as of March 31, 2013 includes restricted deposit of Rs. 2,964 million (US$ 54 million) placed with a bank as a collateral for increase in credit limit extended to a subsidiary.

Accounts Receivable	12 Months Ended
Mar. 31, 2013
Accounts Receivable
6.	Accounts receivable

Changes in the allowances for uncollectible accounts receivable are as follows:

	As of March 31,
	2011		2012	2013
	(In millions)
Beginning balance	Rs.	2,502	Rs. 2,452	Rs.	3,267	US$	60
Additional allowances for the year		974	1,070		1,255		23
Recoveries		(490)	(423)		(363)		(7)
Uncollectible receivables written off		(527)	—		(57)		(1)
Foreign currency translation adjustment		(7)	168		55		1

Ending balance	Rs.	2,452	Rs. 3,267	Rs.	4,157	US$	76

The Company has customer concentration risk, as disclosed in the table below showing the aggregated accounts receivable for five largest customers as of March 31, 2012 and 2013, respectively. Tata Communications’ exposure to other customers is diversified, and no other single customer has more than 1.8% and 1.9% of outstanding accounts receivable at March 31, 2012 and 2013 respectively.

Balances due from major customers are as follows:

	As of March 31, 2012
	(In millions, except percentages)
Customer H	Rs.	2,958	11%
Customer F		1,349	5%
Customer Q		808	3%
Customer G		613	2%
Customer C		464	2%
Others		20,020	77%

Total	Rs.	26,212	100%

	As of March 31, 2013
	(In millions, except percentages)
Customer H	Rs.	3,715	US$	68	12%
Customer Q		1,838		34	6%
Customer G		888		16	3%
Customer S		786		15	2%
Customer R		618		11	2%
Others		24,265		445	75%

Total	Rs.	32,110	US$	589	100%

Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2013
Prepaid Expenses and Other Current Assets
7.	Prepaid expenses and other current assets

Prepaid expenses and other current assets include the following:

	As of March 31,
	2012		2013
	(In millions)
Prepaid expenses	Rs.	3,439	Rs.	3,112	US$	57
Advances to suppliers and contractors (net of allowances of Rs. 70 million and Rs. 131 million as of March 31, 2012 and 2013 respectively)		325		265		5
Deferred income taxes (See note 18)		2,132		2,405		44
Recoverable indirect tax		672		1,103		20
Derivative financial instruments		—		51		1
Others (net of allowances of Rs. 617 million and Rs. 588 million as of March 31, 2012 and 2013 respectively)		1,005		1,012		19

Total	Rs.	7,573	Rs.	7,948	US$	146

Investments	12 Months Ended
Mar. 31, 2013
Investments
8.	Investments

Investments consist of the following:

	As of March 31,
	2012		2013
	(In millions)
Current investments
Investments available-for-sale, at fair value	Rs.	—	Rs.	5,689	US$	104
Non-current investments
Investments at cost, net		4,104		4,109		75

Total	Rs.	4,104	Rs.	9,798	US$	179

Information on unrealized gains and losses from investments in available-for-sale securities is as follows:

	Amortized cost		Gross Unrealized gains		Fair value
	(In millions)
Available-for-sale securities
As of March 31,2012;
Mutual Funds	Rs.	—	Rs.	—	Rs.	—

Total available-for-sale securities	Rs.	—	Rs.	—	Rs.	—

As of March 31,2013;
Mutual Funds	Rs.	5,684	Rs.	5	Rs.	5,689

Total available-for-sale securities	Rs.	5,684	Rs.	5	Rs.	5,689

	US$	104	US$	—	US$	104

Dividends from investments were Rs. 3 million, Rs. Nil and Rs. Nil in fiscals 2011, 2012 and 2013 respectively.

In fiscal 2011, the proceeds and gross realized gains from sale of available-for-sale securities were Rs. 22,449 million and Rs. 138 million, respectively. On sale of these securities, unrealized gain of Rs. 52 million were reclassified from accumulated other comprehensive loss to earnings.

In fiscal 2012, the proceeds and gross realized gain from sale of available-for-sale securities were Rs. 51,648 million and Rs. 379 million, respectively. On sale of these securities, unrealized gain of Rs. 4 million were reclassified from accumulated other comprehensive loss to earnings.

In fiscal 2013, the proceeds and gross realized gain from sale of available-for-sale securities were Rs. 49,189 million (US$ 902 million) and Rs. 180 million (US$ 3 million), respectively. On sale of these securities, unrealized gain of Rs. Nil were reclassified from accumulated other comprehensive loss to earnings.

In fiscal 2009, the Company partially sold its investment in Tata Teleservices Limited (“TTSL”), a cost method investment, with carrying amount of Rs. 338 million to NTT Docomo Inc. (“the buyer”) for a cash consideration of Rs. 4,242 million and realized a gain of Rs. 3,904 million, reducing its ownership interest in TTSL from 14.43% to 10.66%. As of March 31, 2013, the Company’s effective ownership interest is 9.33%. The carrying value of TTSL investment is Rs. 4,074 million (US$ 75 million) as on March 31, 2013.

The Company has an option to reacquire TTSL shares at fair value if any of the TTSL’s competitor acquires more than 10% of voting interest in buyer. The buyer has the option to sell the TTSL shares to the Company, at fair value, in the event any competitor of the buyer acquires more than 10% ownership interest in TTSL.

The buyer has an option to acquire additional interests in TTSL from the Company, at fair value, if TTSL does not meet certain performance targets by 2014. Additionally, the buyer has an option (referred to as the put option), to sell its interest in TTSL to the Company at the higher of fair value or 50% of the consideration paid (dependent on current applicable Indian foreign exchange regulations) by the buyer in the event TTSL does not meet any of the performance targets by 2014. The Company recognized the sale and recorded a gain, as the Company’s options to reacquire the shares are at fair value and therefore do not provide more than a trivial benefit to the Company. The exercise of put option was not considered probable as of March 31, 2009, and therefore the put option does not preclude the recognition of the sale and consequently the gain in determination of earnings. The put option is in the nature of a guarantee and fair value of guarantee at inception and as of March 31, 2013 was insignificant.

The Company has provided guarantee relating to representations and warranties in connection with the sale of Company’s investment in TTSL. These representation and warranties mainly relate to the validity of the Company’s title to TTSL shares, validity of the sale and issuance of the shares by the Company and TTSL, validity of TTSL’s telecommunication license. Additionally the guarantee indemnify the buyer against any loss on account of unrecorded or undisclosed liabilities, and for any loss that the buyer may incur in relation to TTSL’s contingent liabilities existing as on the date of sale agreements. The share of the Company in respect of specified contingent liabilities is Rs. 417 million (US$ 8 million).

Investments in Equity Method Investees	12 Months Ended
Mar. 31, 2013
Investments in Equity Method Investees
9.	Investments in equity method investees

Till May 29, 2011, the Company’s effective equity ownership interest in SEPCO Group was 49.01%. Additionally, the Company made investments of Rs. 255 million in fiscal 2012 (till date of acquisition of control). As described in note 3(i), the Company acquired majority equity ownership interest in SEPCO Group on May 30, 2011.

In fiscals 2011 and 2012 (till date of acquisition of control), the Company’s share of loss in SEPCO Group was Rs. 5,534 million and Rs. 972 million respectively. Of this loss of Rs. 83 million and Rs. 452 million has been allocated against investment and balance excess loss of Rs. 5,451 million and Rs. 520 million has been allocated against loans in fiscal 2011 and 2012 (till date of acquisition of control), respectively.

Summarized combined financial information of SEPCO Group accounted for under the equity method is as follows:

	2011		2012*
	(In millions)
Revenues	Rs.	14,807	Rs.	2,607
Network and transmission cost		7,993		1,278
Loss from continuing operations before taxes		11,175		1,985
Net loss		11,293		1,985

*	Till the date of acquisition.

In fiscal 2011 (till the date of acquisition of control in BitGravity), the Company’s share of loss in BitGravity as an equity method investee was Rs. 121 million.

In fiscal 2012 and 2013, Neotel (Pty) Ltd has equity ownership interest of 20% in Number Portability Company (Pty) Limited. In fiscal 2012 and 2013, the share of income in Number Portability Company (Pty) Limited was Rs. 12 million and Rs. 3 million respectively.

During fiscal years ended 2011 and 2012, Tata Communications had equity ownership interest in United Telecom Limited (“UTL”) of 26.66%. In fiscal 2011, 2012 and 2013, the Company’s share of income /(loss) in UTL was Rs. 19 million, Rs.  16 million and Rs.  (237) million, respectively.

Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment, Net
10.	Property, plant and equipment, net

	As of March 31,
	2012		2013
	(In millions)
Land	Rs.	921	Rs.	926	US$	17
Leasehold improvements		1,405		1,950		36
Buildings		8,637		8,478		155
Plant and machinery		181,235		201,770		3,701
Computers		8,854		9,646		177
Motor vehicles		7		7		—
Furniture and fixtures		1,806		1,937		35

Property, plant and equipment at cost		202,865		224,714		4,121
Less: Accumulated depreciation		(72,761)		(92,533)		(1,697)

		130,104		132,181		2,424
Add: Construction in progress		10,989		7,629		140

Property, plant and equipment, net	Rs.	141,093	Rs.	139,810	US$	2,564

As of March 31, 2012 and 2013, plant and machinery include IRU’s as follows:

	As of March 31,
	2012		2013
	(In millions)
IRUs	Rs.	23,745	Rs.	26,990	US$	495
Accumulated amortization		(8,243)		(10,337)		(190)

IRUs, net	Rs.	15,502	Rs.	16,653	US$	305

The estimated amortization of IRU’s for each of the five fiscal years subsequent to March 31, 2013 is as follows:

	Year ending March 31,
	(In millions)
2014	Rs.	1,645	US$	30
2015		1,468		27
2016		1,457		27
2017		1,450		27
2018		1,447		26
Thereafter		9,186		168

Interest expense of Rs. 646 million, Rs. 489 million and Rs. 191 million (US$ 4 million) was capitalized during fiscals 2011, 2012 and 2013 respectively.

Depreciation expense of Rs. 12,908 million, Rs. 16,781 million and Rs. 18,541 million (US$ 341 million) in fiscals 2011, 2012 and 2013 respectively includes IRU amortization expense of Rs. 1,236 million, Rs. 1,485 million and Rs. 1,665 million (US$ 31 million), respectively.

In fiscal 2013, the Company and its subsidiary has reassessed the useful economic life of undersea cables and has revised the useful life of undersea cables from 15 years to 20 years and batteries from 8/12 years to 4 years. The change in useful lives mainly relates to undersea cables because of technological advancement of certain equipments enabling the existing undersea cable to carry higher capacity traffic for additional period of time. This has resulted in lower depreciation charge of Rs. 1,020 million (US$ 19 million) (net) for the year. This has resulted in a decrease of loss per share by Rs. 3.58 due to change in the useful economic life.

In fiscal 2013, the Company sold land and buildings in Chennai for a consideration of Rs. 1,923 million (US$ 35 million) resulting in a profit on sale of Rs. 1,896 Million (US$ 35 million).

As of March 31, 2013, property, plant and equipment include Rs. 1,314 million (US$ 24 million) under capital leases. The accumulated depreciation on leased assets is Rs. 961 million (US$ 18 million).

Asset retirement obligations

The Company’s asset retirement obligations for fiscals 2012 and 2013 relate to the costs associated with the removal of long-lived assets mainly cables and certain other telecommunication equipment when they will be retired.

The following is a reconciliation of the asset retirement obligations for fiscals 2012 and 2013.

	2012		2013
	(In millions)
Asset retirement obligations, April 1,	Rs.	632	Rs.	798	US$	15
Liabilities incurred during the year		48		29		—
Accretion expense		24		43		1
Foreign currency translation adjustments		94		54		1

Asset retirement obligations, March 31,	Rs.	798	Rs.	924	US$	17

Intangible Assets	12 Months Ended
Mar. 31, 2013
Intangible Assets
11.	Intangible Assets

	(In millions)
	Gross carrying amount		Accumulated amortization		Net carrying amount
As of March 31, 2012:
Computer software	Rs.	6,524	Rs.	3,588	Rs.	2,936
Customer relationships		3,997		2,596		1,401
Brand “Neotel”		1,614		—		1,614
License		69		6		63
Favorable lease		60		27		33

	Rs.	12,264	Rs.	6,217	Rs.	6,047

As of March 31, 2013:
Computer software	Rs.	8,463	Rs.	5,079	Rs.	3,384
Customer relationships		4,046		3,185		861
Brand “Neotel”		1,426		—		1,426
License		62		9		53
Favorable lease		53		53		—

	Rs.	14,050	Rs.	8,326	Rs.	5,724
	US$	258	US$	153	US$	105

Computer software includes software under development of Rs. 498 million and Rs. 72 million (US$ 1 million) as of March 31, 2012 and 2013 respectively.

Amortization expenses during fiscals 2011, 2012 and 2013 was Rs. 1,072 million, Rs. 1,548 million and Rs. 2,016 million (US$ 37 million) respectively. The aggregate amortization expense for intangible assets is estimated to be:

Year ending March 31,	(In millions)
2014	Rs.	1,505	US$	28
2015		1,149		21
2016		486		9
2017		360		7
2018		315		6
Thereafter		411		8

Goodwill	12 Months Ended
Mar. 31, 2013
Goodwill
12.	Goodwill

The following table presents the movement in carrying value of goodwill:

	As of March 31,
	2012		2013
	(In millions)
Beginning balance	Rs.	6,361	Rs.	29,430	US$	540
Additions during the year		22,163		—		—
Foreign currency translation adjustment		906		(2,280)		(42)

Ending balance	Rs.	29,430	Rs.	27,150	US$	498

The Company’s goodwill is in respect of the following reporting units and segments:

Reporting Unit	As of March 31,
	2012		2013
	(In millions)
International Voice	Rs.	4,178	Rs.	4,459	US$	82
Global Data and Managed Services India		2,116		2,116		39
Content Delivery Network		668		713		13
South Africa Operations		22,468		19,862		364

Total	Rs.	29,430	Rs.	27,150	US$	498

Goodwill of Rs. 4,459 million (US$ 82 million) (fiscal 2012 Rs. 4,178 million), Rs. 2,829 million (US$ 52 million) (fiscal 2012 Rs.  2,784 million) and Rs. 19,862 million (US$ 364 million) (fiscal 2012 Rs. 22,468 million) has been assigned to Global Voice Solutions, Global Data & Managed Services and South Africa Operations respectively.

The Company performed its annual impairment test as of March 31, 2013. The Company estimated the fair values of the reporting units using an income-based approach and estimated future cash flows after considering current economic conditions and trends, estimated future operating results and growth rates, anticipated future economic and regulatory conditions and availability of necessary technology and network infrastructure.

The estimated cash flows were developed using internal forecasts. The discount rates used for the reporting units were based on historical market returns for similar industries of the reporting units.

As of March 31, 2013, the fair values of all the reporting units exceeded the carrying amounts and no impairment loss was recognized in fiscal 2013.

Other Non-Current Assets	12 Months Ended
Mar. 31, 2013
Other Non-Current Assets
13.	Other non-current assets

Other non-current assets consist of the following:

	As of March 31,
	2012		2013
	(In millions)
Prepaid Rent	Rs.	1,933	Rs.	1,911	US$	35
Prepaid expense		2,473		2,493		46
Deferred income taxes (See note 18)		790		454		8
Prepaid pension asset		2,142		1,808		33
Amount paid under protest
• License Fee		2,899		1,741		32
• Others		—		256		5
Others		1,866		2,319		42

Total	Rs.	12,103	Rs.	10,982	US$	201

License Fee paid under protest

The Company was in dispute with the DoT’s basis of including certain income, such as investment and interest income, income from sale of property, plant equipment, foreign exchange gains and other non-operating income, and excluding certain expense such as bandwidth and other network related costs for the purposes of determining adjusted gross revenues to compute license fee.

In fiscal 2005, the Company filed a petition with the Telecom Disputes Settlement and Appellate Tribunal (referred to as “the TDSAT”) to obtain TDSAT’s clarification on whether or not the basis of DoT’s determination of license fee was appropriate. In August 2007, TDSAT concluded on the Company’s Petition, that license fee was not payable on certain income such as income from investments, sale of immovable property, plant and equipment, foreign exchange gain and other non-operating income. Additionally, the TDSAT concluded that bandwidth and other similar network costs incurred should not be deducted from revenues in computing license fees.

The Company has challenged the TDSAT conclusion in the Supreme Court of India, the outcome of which is currently pending. The Company, on the basis of external legal opinion, expects the Supreme Court of India to overturn the TDSAT conclusion and permit deduction of bandwidth and other similar network costs from the revenues, retrospectively from the fiscal 2003 and onwards in order to compute license fees.

In January 2008, DoT issued additional license fee demand for fiscals 2003, 2004 and 2005 of Rs. 2,950 million for (a) additional payment of license fee of Rs. 829 million, (b) compounded interest of Rs. 912 million on unpaid license fees, (c) penalty of Rs. 772 million and interest on penalty of Rs. 386 million (together referred to as “penalty”) totaling Rs. 1,158 million, (all of (a)-(c) aggregating Rs. 2,899 million), and (d) an excess claim of Rs. 51 million by DoT which has since been adjusted against the demands in subsequent years.

In January 2008, the Company made payment of Rs. 2,950 million which has been recorded as license fee paid under protest. The additional license fee and interest totaling Rs. 1,741 million demanded by the DoT has been accrued as liability by recognizing an expense. The accrued liability of Rs. 1,741 million has not been offset against the payment of Rs. 2,950 million pending outcome of the Company’s challenge against the TDSAT conclusion in the Supreme Court of India, as the Company believes that its challenge will be successful in the Supreme Court of India and deduction of bandwidth and other network related costs will be permitted for the purposes of computing license fees.

The Company has not recorded an expense and liability in respect of the DoT’s claim for penalty and interest on penalty totaling Rs.  1,158 million as the Company believes that the DoT’s claim will not be sustained, as in accordance with the license agreement penalty and any interest on penalty is payable to the DoT only if the shortfall in license fee paid in fiscal is more than 10% of license fee payable. The DoT terminated the Company’s exclusive right to provide international long distance service in fiscal 2002 and granted a compensation of Rs. 793 million (as certified by the Government of India auditors) to the Company (the compensation was paid by the DoT in April 2008). In accordance with the license agreement, the compensation receivable from the DoT should have been offset against the license fee, as the agreement permits the deduction of any amounts due to the Company from the DoT from any amounts payable by the Company to the DoT. The penalty has been computed by the DoT without offsetting the compensation of Rs.  793 million (US$ 16 million). Had the DoT offset the compensation due to the Company against the additional license fee claimed from the Company, consequent to the TDSAT conclusion, the license fee paid would have been short, by lower than 10% of the license fee payable in respect of those fiscal years.

The Company challenged the legality of penalty provisions in the license agreement in TDSAT. TDSAT ruled in favour of the Company. Consequently Rs.  1,158 million became refundable by DoT. Further, the Company had filed a petition in TDSAT, seeking its direction to DoT for refund of penalty amounting of Rs. 1,158 million along with interest thereon at prevailing bank rates. The TDSAT has accepted the Company’s contention and passed the order accordingly on July 13, 2011 and October 18, 2011 for refund of penalty of Rs.  1,158 million along with interest. DoT has disputed both the order of TDSAT and has filed an appeal against TDSAT’s order in the Supreme Court of India. However Supreme Court of India did not grant any stay against the TDSAT’s refund order.

Further the Company filed an execution-application in TDSAT for their orders dated July 13, 2011 and October 18, 2011 for refund of Rs. 1,158 million along with interest. In response to execution application, TDSAT in its order dated May 9, 2012, directed DoT to refund the amount within seven days’ time along with 9% interest from August 2011 till the date of payment. Accordingly DoT, on June 7, 2012 refunded an amount of Rs. 2,262 million to the Company, including interest of Rs. 1,104 million. Accordingly the Company has adjusted the cash received against the amount paid under protest of Rs. 1,158 million. The interest amount of Rs. 1,104 million has been included under non-current liability, because the matter is still pending in the Supreme Court of India. The Company does not expect resolution by the Supreme Court of India in the next 12 months.

Accounts Payable	12 Months Ended
Mar. 31, 2013
Accounts Payable
14.	Accounts payable

Accounts payable consists of the following:

	As of March 31,
	2012		2013
	(In millions)
Interconnect charges payable	Rs.	16,767	Rs.	17,834	US$	327
Payables for capital and other supplies		11,642		12,487		229

Total	Rs.	28,409	Rs.	30,321	US$	556

Short-Term Debt and Current Portion of Long-Term Debt	12 Months Ended
Mar. 31, 2013
Short-Term Debt and Current Portion of Long-Term Debt
15.	Short-term debt and current portion of long-term debt

Short-term debt comprises:

	As of March 31,
	2012		2013
	(In millions)
Buyers credit	Rs.	1,258	Rs.	1,497	US$	27
Other bank loans		9,798		9,270		170
Current portion of long-term debt		5,061		20,875		383

Total	Rs.	16,117	Rs.	31,642	US$	580

Maximum amount of bank debt outstanding during the year	Rs.	15,075	Rs.	21,622	US$	397
Weighted average interest rate		2.57%		3.28%
Unutilized lines of short-term credit	Rs.	5,921	Rs.	11,135	US$	204

Accrued Expenses and Other Current Liabilities	12 Months Ended
Mar. 31, 2013
Accrued Expenses and Other Current Liabilities
16.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities comprise the following:

	As of March 31,
	2012		2013
	(In millions)
Unearned revenues	Rs.	5,548	Rs.	6,627	US$	121
License fees		696		665		12
Deposits from customers and contractors		2,128		963		18
Accrued payroll		4,287		4,740		87
Interest payable		669		606		11
Other accrued expenses		6,348		9,257		170
Derivative financial instruments		1,571		411		7
Other current liabilities		2,049		2,213		41

Total	Rs.	23,296	Rs.	25,482	US$	467

Other current liabilities include current deferred tax liability of Rs. 1 million and Rs. 1 million respectively for the fiscals 2012 and 2013 respectively [See note 18].

Long-Term Debt, Net of Current Portion	12 Months Ended
Mar. 31, 2013
Long-Term Debt, Net of Current Portion
17.	Long-term debt, net of current portion

Long-term debt comprises the following:

	Interest Rates %	Maturities	As of March 31,
			2012		2013
			(In millions)
Term loan from bank – US$	LIBOR + 4.00%	January 2014	Rs.	6,365	Rs.	6,793	US$	125
Term loan from bank – US$	LIBOR + 2.90%	December 2013 to December 2015		38,954		41,570		762
Term loan from bank – US$	LIBOR + 4.70%	July 2014 to July 2016*		2,546		2,717		50
Term loan from bank – US$	LIBOR + 1.35%	March 2012 to March 2020		1,869		1,933		35
Term loan from bank – US$	LIBOR + 3.75%	November 2014 to November 2016*		509		543		10
Term loan from bank – US$	LIBOR + 0.65%	September 2012 to September 2021		5,270		5,032		92
Term loan from bank – US$	LIBOR + 3.55%	December 2015 to December 2017		—		5,434		100
Term loan from bank – SGD	SOR + 3.30%	January 2016		—		2,669		49
Term loan from bank – ZAR#	JIBAR + 4.75%	December 2014 to March 2018		16,937		15,573		286
Term loan from bank – ZAR#	JIBAR + 6.75%	December 2014 to March 2020		1,325		1,176		22
Term loan from Financial Institution – ZAR#	JIBAR + 4.75%	June 2013 to September 2016		2,033		1,211		22
Term loan from bank – ZAR#	JIBAR + 5.21%	June 2013 to September 2016		1,329		1,175		22
Term loan from Financial Institution – ZAR#	JIBAR + 2.50%	December 2014 to March 2020		2,437		2,338		43
Term loan from Financial Institution – ZAR#	JIBAR + 6.00%	December 2014 to March 2020		5,301		4,702		86
Term loan from bank – ZAR#	12.71% – Fixed	Quarterly until September 2020		930		807		15
Loans from non-controlling shareholders of Neotel – ZAR@	JIBAR + 2.50%			4,638		4,613		84
Fixed Rate Senior Unsecured Notes – SG$**	4.25% – Fixed	February 2016		—		10,938		200
Loans from finance Company – US$	3.95% – Fixed	October 2012 to October 2017		963		1,290		24
Non convertible debentures ***	9.50% – 11.25% – Fixed	July 2012 to July 2019		11,500		5,500		101
Term loans from banks and finance Company	9.0% –10.00% – Fixed	June 2014 to October 2015		1,485		1,420		26

Total			Rs.	104,391	Rs.	117,434	US$	2,154
Less: Current portion of long-term debt				5,061		20,875		383

Long-term debt, net of current portion			Rs.	99,330	Rs.	96,559	US$	1,771

The scheduled maturity of long-term debt as of March 31, 2013 is set out as below:

	As at March 31, 2013
	(In millions)
Due in the years ending March 31,
2014	Rs.	20,875	US$	383
2015		29,187		535
2016		31,746		582
2017		9,625		177
2018		11,233		206
Thereafter		14,768		271

*	The Company has given prepayment notice to the bank in March 31, 2013 and subsequently repaid the loan in April, 2013.
**	The SG$ 250,000,000 4.25 per cent. Senior notes due in 2016 (the “Notes”) was issued by Tata Communications (Netherlands) B.V. (a subsidiary of TCIPL) (the “Issuer”). The Notes constitute senior unsecured obligations of the Issuer and will rank at all times pari passu without any preference among themselves and at least equally with all other present and future outstanding unsecured and unsubordinated obligations of the Issuer but, in the event of insolvency, only to the extent permitted by applicable laws relating to creditors’ rights. These notes are guaranteed by the Company.
***	The non-convertible debentures to the extent of Rs. 2,500 million (US$ 46 million) are secured against Tata Communications India’s property plant and equipment with carrying amount of Rs. 3,205 million (US$ 59 million).
#

The ZAR denominated loans of the Company to the extent of Rs. 26,982 million (US$ 495 million) are secured against the property, plant and equipment’s, other non-current assets and current assets pertaining to South Africa Operations with carrying amount of Rs. 27,715 million (US$ 508 million).

@	As on March 31, 2013, loans from Neotel’s non-controlling shareholders of Rs. 4,613 million (US$ 84 million) is payable upon settlement of all bank loans of Neotel.

Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes
18.	Income taxes

The income tax expense/(benefit) consists of the following:

	For the year ended March 31,
	2011		2012		2013
	(In millions)
Income /(Loss) before income taxes
Domestic	Rs.	1,785	Rs.	2,287	Rs.	5,005	US$	92
Foreign		(3,466)		2,949		(10,098)		(186)

	Rs.	(1,681)	Rs.	5,236	Rs.	(5,093)	US$	(94)
Current income tax expense:
Domestic	Rs.	788	Rs.	1,884	Rs.	2,313	US$	42
Foreign		222		(653)		108		2
Deferred income tax:
Domestic		43		(1,640)		(543)		(10)
Foreign		(288)		5,547		150		3

Total	Rs.	765	Rs.	5,138	Rs.	2,028	US$	37

Tax effects of significant timing differences on the income tax expense (benefit) are as follows:

	For the year ended March 31,
	2011		2012		2013
	(In millions)
Differences in carrying amounts of property, plant and equipment for accounting and income tax purposes	Rs.	276	Rs.	(122)	Rs.	(343)	US$	(6)

Unearned revenues		(84)		41		175		3
Allowances for uncollectible receivables and other current assets		(47)		(188)		(82)		(1)

Net operating loss		—		5,028		172		3

Minimum alternate tax credit		—		(183)		—		—

Interest and expenses allowed on payment basis		(152)		(638)		(550)		(10)

Tax on undistributed earnings of subsidiary		—		126		(9)		—
Others		(238)		(157)		244		4

Total	Rs.	(245)	Rs.	3,907	Rs.	(393)	US$	(7)

The following is the reconciliation of estimated income taxes at the Indian statutory income tax rate to income tax expense as reported:

	For the year ended March 31,
	2011		2012		2013
	(In millions)
Income /(loss) before income tax	Rs.	(1,681)	Rs.	5,236	Rs.	(5,093)	US$	(94)
Statutory income tax rate		33.22%		32.45%		32.45%		32.45%

Expected income tax expense/(benefit) at statutory rate		(558)		1,699		(1,652)		(31)
Adjustments to reconcile expected income tax expense to reported income tax expense:
State taxes, net of federal tax benefits		1		(7)		(7)		—
Differences arising from different tax rates in other tax jurisdictions and income taxed at differential rate		397		580		883		16
Changes in enacted tax rate for TCL India and its subsidiaries in other tax jurisdictions		(9)		434		373		7
Changes in valuation allowance including losses of overseas subsidiaries		3,258		4,608		2,125		39
Equity in net loss of equity method investee		(1,839)		3,442		(77)		(1)

Fair value gain on investment of Neotel		—		(3,584)		—		—

Non deductible interest expense		100		—		—		—
Tax on undistributed earnings of subsidiary		—		126		(9)		—
Others, net		(585)		(2,160)		392		7

Income tax expense/(benefit)	Rs.	765	Rs.	5,138	Rs.	2,028	US$	37

Changes in valuation allowances

	For the year ended March 31,
	2012		2013
	(In millions)
Beginning balance	Rs.	(11,676)	Rs.	(20,219)	US$	(371)
Increase on account of business combination		(2,465)		—		—
Increases for the current year		(4,608)		(2,125)		(39)
Reduction in deferred tax assets and corresponding valuation allowance pertaining to earlier years		—		1,622		30
Effect of foreign currency translation		(1,470)		869		16

Ending Balance	Rs.	(20,219)	Rs.	(19,853)	US$	(364)

In fiscal 2012, Tata Communications Internet Service Limited (TCISL), a wholly owned subsidiary of Tata Communications Limited was merged with Tata Communications Limited. Consequent to this re-organization, there has been a reduction in the current tax expense of Rs.  380 million because of utilization of tax loss and an increase in deferred tax benefit of Rs.  397 million because of reversal of valuation allowance relating to tax loss carry forward, as these losses are expected to be realized on account of probable sufficient future tax profits.

Change in valuation allowance in fiscal 2012 includes Rs.  6,736 million relating to Neotel’s net operating losses carry-forward. The Company evaluated the availability of future taxable income taking into consideration current available evidences including operating trends and recognized the valuation allowance.

The deferred income tax balance sheet accounts result from temporary differences between the amount of assets and liabilities recognized for financial reporting and tax purposes. Significant components of deferred tax assets and liabilities are as follows:

	For the year ended March 31,
	2012		2013
	(In millions)
Tax effect of:
Deferred tax assets:
Net operating losses carry-forwards	Rs.	16,271	Rs.	16,404	US$	301
Losses of equity method investee		—		77		1
Differences in carrying amounts of property, plant and equipment for accounting and income tax purposes		3,307		2,097		38
Allowances for uncollectible receivables and other current assets		1,067		1,276		23
Unearned revenues		3,762		3,520		65
National long distance license fees		154		143		3
Interest and expenses allowed on payment basis		2,031		3,022		55
Minimum alternate tax credit		183		183		3
Others		1,612		1,481		28

Gross deferred tax assets	Rs.	28,387	Rs.	28,203	US$	517
Less: Valuation allowance		(20,219)		(19,853)		(364)

Net deferred tax assets		8,168		8,350		153

Deferred tax liabilities:
Differences in carrying amounts of property, plant and equipment for accounting and income tax purposes		7,781		7,414		136
Prepaid pension asset		448		418		8
Tax on undistributed earnings of subsidiary		126		117		2
Others		69		78		1

Total	Rs.	8,424	Rs.	8,027	US$	147

Net deferred tax (liability)/Assets	Rs.	(256)	Rs.	323	US$	6

Current deferred tax asset, net	Rs.	2,132	Rs.	2,405	US$	44
Non-current deferred tax asset, net		790		454		8
Current deferred tax liability, net		1		1		—
Non-current deferred tax liability, net		3,177		2,535		46

Deferred tax assets and liabilities in respect of the same taxpaying component and jurisdiction have been offset.

Deferred tax assets on net operating losses, which would expire based on the year of origination are as follows:

Jurisdiction	Deferred Tax Assets on Net Operating Losses
	Fiscal 2013 (In millions)				Expiration of operating losses
US	Rs.	2,372	US$	44	Between 2018 and 2032
Canada		1,209		22	Between 2026 and 2033
India		632		12	2016 to 2020
APAC		227		4	Unlimited
Europe		2,142		39	4 years and higher
South Africa		9,822		180	Unlimited

Tax effect/(benefit) allocated to each component of other comprehensive loss are as follows:

	For the year ended March 31,
	2011		2012		2013
	(In millions)
Unrealised (loss)/gain on available-for-sale securities	Rs.	(19)	Rs.	(1)	Rs.	1	US$	—
Employee benefit plans		94		(150)		(208)		(4)

Ending Balance	Rs.	75	Rs.	(151)	Rs.	(207)	US$	(4)

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the year ended March 31,
	2012		2013
	(In millions)
Beginning Balance	Rs.	6,999	Rs.	7,412	US$	136
Increase on account of business combinations		64		—		—
Increases related to current year tax positions		347		272		5
Decreases related to prior year tax positions		(26)		(64)		(1)
Foreign currency translation		28		5		—

Ending Balance	Rs.	7,412	Rs.	7,625	US$	140

The Company’s total unrecognized tax benefits, if recognized, would reduce the tax liability by Rs.  7,625 million (US$ 140 million) as of March 31, 2013, and would affect the Company’s effective tax rate.

The Company’s major tax jurisdictions are India, the U.S., South Africa and Canada, though the Company also files tax returns in other foreign jurisdictions. In India, the assessment is not yet completed for fiscal 2009 through 2012. The Company has received notices for examination in U.S., Canada, Netherland, France and Belgium.

In fiscals 2012 and 2013, the Company has not recorded any interest and penalty on uncertain tax positions. As of March 31, 2013 the Company has an accrual of Rs.  344 million (US$ 6 million) towards interest and penalties included in advance tax (net).

Significant changes in the amount of unrecognized tax benefits within the next 12 months cannot be reasonably estimated as these would depend upon the outcome of the matters with various appellate authorities, which are not expected to be concluded / attain finality, within the next 12 months.

Other Non-Current Liabilities	12 Months Ended
Mar. 31, 2013
Other Non-Current Liabilities
19.	Other non-current liabilities

Other non-current liabilities include the following:

	As of March 31,
	2012		2013
	(In millions)
Deferred Income taxes (See note 18)	Rs.	3,177	Rs.	2,535	US$	46
Unearned revenues		32,170		37,672		691
Employee retirement benefits		1,197		926		17
License fees		1,741		1,741		32
Interest received relating to license fees litigation (See note 13)		—		1,104		20
Derivative financial instruments		218		70		1
Others		2,226		2,665		50

Total	Rs.	40,729	Rs.	46,713	US$	857

Accumulated Other Comprehensive Loss	12 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Loss
20.	Accumulated other comprehensive loss

The cumulative balances included in accumulated other comprehensive loss are:

	As of March 31,
	2012		2013
	(In millions)
Net unrealized gain on available-for-sale securities, net of taxes	Rs.	—	Rs.	4	US$	—
Foreign currency translation adjustment		(4,098)		(8,552)		(156)
Effective portion of net loss on derivative instrument designated as cash flow hedge		(23)		(39)		(1)
Funded status on employee benefit plans		(238)		(765)		(14)

Total	Rs.	(4,359)	Rs.	(9,352)	US$	(171)

Other Operating Costs	12 Months Ended
Mar. 31, 2013
Other Operating Costs
21.	Other operating costs

As part of its initiative to enhance the long-term efficiency of the business, during the year, the Company undertook certain organizational changes to align its current and prospective business requirements. These changes involved certain positions in the Company becoming redundant and the Company incurred one time expense of Rs.  854 million (US$ 16 million) in respect of this exercise which is included in other operating costs in the consolidated statements of operations.

Other Non-Operating Income, Net	12 Months Ended
Mar. 31, 2013
Other Non-Operating Income, Net
22.	Other non-operating income, net

Other non-operating income consists of the following:

	As of March 31,
	2011		2012		2013
	(In millions)
Dividend Income	Rs.	3	Rs.	—	Rs.	—	US$	—
Foreign exchange gain/(loss), net		339		380		(179)		(3)
Liabilities no longer required to be settled that have been written back		625		9		149		3
Others (net)		1,225		26		605		11

Total	Rs.	2,192	Rs.	415	Rs.	575	US$	11

Liabilities no longer required to be settled have been written back because of expiry of the statute of limitation period.

Retirement Benefits	12 Months Ended
Mar. 31, 2013
Retirement Benefits
23.	Retirement benefits

The Company in fiscals 2011, 2012 and 2013 has used March 31 as the measurement date of the funded status of the plans.

(a)	Tata Communications India and its wholly owned subsidiaries in India

Gratuity

In accordance with Indian law, the Company provides for gratuity, a defined benefit plan covering all eligible employees. The plan provides for lump sum payment to vested employees at retirement, death while in employment or on termination of employment in an amount equivalent to 15 days salary payable for each completed year of service or part thereof in excess of six months. Vesting occurs upon completion of five years of service. The Company makes contributions to a fund administered by trustees, based on an annual external actuarial valuation.

The following table sets out the status of the gratuity plans and the amounts recognized in the Company’s consolidated financial statements.

	As of March 31,
	2012		2013
	(In millions)
Change in benefit obligation:
Benefit obligation, beginning of the year	Rs.	541	Rs.	620	US$	11
Service cost		45		54		1
Interest cost		43		50		1
Actuarial loss		20		48		1
Benefits paid		(29)		(101)		(2)
Transfer to other company		—		(23)		—

Benefit obligation, end of the year	Rs.	620	Rs.	648	US$	12

Change in plan assets:
Fair value of plan assets, beginning of the year		496		542		10
Expected return on plan assets		33		59		1
Employer contributions		42		86		2
Transfer to other company		—		(23)		—
Benefits paid		(29)		(101)		(2)

Fair value of plan assets, end of the year	Rs.	542	Rs.	563	US$	11

Accrued liability included in other current liabilities Rs. 75 million (fiscal 2012 Rs. 69 million) and Rs. 10 million in other non-current liabilities (fiscal 2012 Rs. 9 million)	Rs.	(78)	Rs.	(85)	US$	(1)
Actuarial (gain)/loss and past service cost recognized as a component of accumulated other comprehensive loss		*27		*33		1

*	This amount includes actuarial gain/(loss) of Rs. (7) million and Rs. 15 million on plan assets for the fiscal 2012 and 2013 respectively.

Net gratuity cost in fiscals 2011, 2012 and 2013 consist of the following:

	As of March 31,
	2011		2012		2013
	(In millions)
Service cost	Rs.	43	Rs.	45	Rs.	54	US$	1
Interest cost		32		43		50		1
Amortization of past service cost		7		7		7		—
Actual return on plan assets		(27)		(40)		(43)		(1)

Net gratuity cost	Rs.	55	Rs.	55	Rs.	68	US$	1

The assumptions used in accounting for the gratuity plans are set out below:

	As of March 31,
	2011	2012	2013
	(%)
Discount rate	8.25	8.50	8
Rate of increase in compensation levels of covered employees	6	6.0-10.0	6.0-10.0
Rate of return on plan assets	8	8	8

Discount rate is based on return on securities issued by Government of India.

The expected return on plan assets is determined considering several applicable factors mainly the composition of the plan assets held, assessed risks of asset management, historical results of the return on plan assets and Tata Communications policy for plan asset management.

The estimates of the future compensation increases have been made after taking into account inflation, seniority, promotion and other relevant factors.

The Company’s policy and objective for plan asset management is to maximize return on plan assets to meet future benefit payment requirements while at the same time accepting a low level of risk. The asset allocation for plan assets is determined based on investment criteria approved under the Indian Income Tax Act, 1961, and is also subject to other exposure limitations. Tata Communications evaluates the risks, transaction costs and liquidity for potential investments. To measure plan asset performance, the Company compares actual returns for each asset category with published benchmarks.

The fair value of Company’s gratuity plan assets at March 31, by asset category are as follows:—

	As of March 31, 2012
	(In millions)
	Level 1		Level 2		Level 3		Total
Mutual funds	Rs.	—	Rs.	541	Rs.	—	Rs.	541
Long Term Bonds		—		1		—		1

Total	Rs.	—	Rs.	542	Rs.	—	Rs.	542

	As of March 31, 2013
	(In millions)
	Level 1		Level 2		Level 3		Total
Mutual funds	Rs.	—	Rs.	563	Rs.	—	Rs.	563	US$	11

The following is description of the assets, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Level 2—The fair values of mutual funds are measured using the net asset value (“NAV”) provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement date.

Accumulated benefit obligation was Rs.  451 million and Rs.  471 million (US$ 9 million) for fiscals 2012 and 2013 respectively.

The expected benefit payments to be paid for future service are based on the same assumptions used to measure Tata Communications gratuity obligation as of March 31, 2013 and are as follows:

Year ending March 31,	(In millions)
2014	Rs.	218
2015		270
2016		268
2017		286
2018		311
2019-2024		1,735

The Company expects to contribute Rs.  75 million to gratuity fund in fiscal 2014.

Medical Benefits

The Company reimburses domiciliary and hospitalization expenses incurred by eligible and qualifying employees and their dependent family members not exceeding certain specified limits under the Tata Communications employee’s medical reimbursement scheme. The scheme provides for cashless hospitalization where the claims are directly settled / reimbursed by the Company.

The following table sets out the amounts recognized in the Company’s consolidated financial statements.

	As of March 31,
	2012		2013
	(In millions)
Change in benefit obligation:
Benefit obligation, beginning of the year	Rs.	454	Rs.	520	US$	10
Service cost		5		6		—
Interest cost		35		43		1
Actuarial loss		94		92		2
Benefits paid		(68)		(93)		(2)
Benefit obligation, end of the year (included in other current liabilities Rs. 39 million (fiscal 2012 Rs. 37 million) and other non-current liabilities Rs. 529 million (fiscal 2012 Rs. 483 million))	Rs.	520	Rs.	568	US$	11
Actuarial loss recognized as a component of accumulated other comprehensive loss		94		92		2

The amounts recognized in the statement of operations for the year ended March 31, 2013:

	As of March 31,
	2011		2012		2013
	(In millions)
Service cost	Rs.	40	Rs.	5	Rs.	6	US$	—
Interest cost		35		35		43		1
Amortization of actuarial loss		9		11		17		—

Net Medical cost	Rs.	84	Rs.	51	Rs.	66	US$	1

The health care cost trend rate has a significant effect on the amounts reported. The assumed health care cost trend rate used to determine the accumulated post-retirement benefit obligation calculated as at March 31, 2012 and 2013 is 2%. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	Year ended March 31,
	2012		2013
	1-Percentage-Point
	( Rs. millions)
	Increase	Decrease	Increase	Decrease
Effect on Interest Cost	1	(1)	1	(1)
Effect on post-retirement benefit obligation	13	(11)	13	(12)

The assumptions used in accounting for the medical benefit plan are set out below:

	2012	2013
	(%)	(%)
Discount rate	8.50	8
Rate of increase in compensation levels of covered employees	6.0-10.0	6.0-10.0

Accumulated benefit obligation was Rs.  479 million and Rs.  523 million (US$ 10 million) for fiscal 2012 and 2013 respectively.

The expected benefit payments to be paid for future service are based on the same assumptions used to measure Tata Communications medical obligation as on March 31, 2013 and are as follows:

Year ending March 31,	(In millions)
2014	Rs.	41
2015		43
2016		45
2017		46
2018		48
2019-2024		312

Pension

In fiscal 2007, the Company purchased participating annuity contracts in respect of its obligation in India relating to employees transferred from the erstwhile Overseas Communication Services (“OCS”). The cost of participation is recognized as an asset and has been stated at fair value of Rs.  237 million and Rs.  296 million (US$ 5 million) as of March 31, 2012 and 2013. Additionally in fiscals 2012 and 2013, the Company purchased additional annuity contracts for Rs.  155 million and Rs.  81 million (US$ 1 million) in respect of increase in benefits to OCS employees resulting from cost of living increase. The cost of living increase in pension benefits is at the discretion of Government of India. The cost of purchase of the additional annuity contracts of Rs.  79 million, Rs.  155 million and Rs.  81 million (US$ 1 million) has been recognized as expense in fiscal 2011, 2012 and 2013 respectively.

Provident Fund

In accordance with Indian law, eligible employees of the Company are entitled to receive benefits under the provident fund, a defined contribution plan in which both the employee and employer make monthly contributions to the plan at 12% of the employee’s salary (basic plus cost of living allowances). These contributions are made to a fund set up as an irrevocable trust and are expensed as incurred.

The Company contributed Rs.  200 million, Rs.  222 million and Rs.  251 million (US$ 5 million) to provident fund in fiscals 2011, 2012 and 2013 respectively.

(b)	International plans:

Defined benefit Pension Plans

The Company has both a contributory and non-contributory defined benefit pension plans that covers certain of its employees in Canada. The Company also has an unfunded Supplemental Employee Retirement Plan (“SERP”) covering certain senior executives in Canada, closed on February 13, 2006. The plan provides for defined benefit based on years of service and final average salary.

The following table summarizes changes in benefit obligations and in the plan assets for the contributory and non-contributory defined benefit pension plans:

	Pension Plans
	Contributory						Non-contributory
	2012		2013				2012		2013
	(In millions)

Benefit obligation, beginning of the year	Rs.	4,125	Rs.	4,905	US$	90	Rs.	3,699	Rs.	4,970	US$	91

Service cost		24		18		—		71		96		2

Interest cost		230		228		4		210		235		5

Benefits paid		(264)		(326)		(6)		(211)		(328)		(6)

Actuarial loss		332		265		4		788		406		7

Effect of foreign exchange rate changes		458		226		4		413		224		4

Benefit obligation, end of the year		4,905		5,316		96		4,970		5,603		103

Fair value of plan assets, beginning of the year		5,428		6,473		118		4,324		5,307		97

Expected return on plan assets		*706		*264		5		**539		**237		4

Contributions		—		—		—		163		258		5

Benefits paid		(264)		(326)		(6)		(211)		(328)		(6)

Effect of foreign exchange rate changes		603		303		6		492		243		5

Fair value of plan assets, end of the year		6,473		6,714		123		5,307		5,717		105

Funded status		1,568		1,398		27		337		114		2

Prepaid pension asset		1,568		1,398		27		337		114		2

Actuarial (gain) / loss recognized as a component of accumulated other comprehensive loss		*(127)		*270		5		**451		**393		7

*	This amount includes actuarial gain/(loss) of Rs. 458 million and Rs. (5) million on plan assets for fiscal 2012 and 2013 respectively.
**	This amount includes actuarial gain of Rs. 337 million and Rs. 13 million on plan assets for fiscal year 2012 and 2013 respectively.

The following table summarizes changes in benefit obligations for the Companies Supplemental Employee Retirement Plan:

	Supplemental Employee Retirement Plan
	2012		2013
	(In millions)
Benefit obligation, beginning of the year	Rs.	156	Rs.	218	US$	4
Service Cost		5		3		—
Interest Cost		9		8		—
Benefits paid		—		(260)		(5)
Actuarial loss		29		51		1
Effect of foreign exchange rate changes		19		13		—
Benefit obligation, end of the year (included in other non-current liabilities)		218		33		—
Actuarial loss recognized as a component of accumulated other comprehensive loss		29		51		1

Other Post Retirement Plan

The Company also has a post-retirement health care and life insurance plan (“OPEB”).

The following table summarizes changes in benefit obligations for the Company’s post- retirement benefit obligations:

	Other Post-retirement Plan
	2012		2013
	(In millions)
Benefit obligation, beginning of the year	Rs.	74	Rs.	94	US$	2
Service Cost		2		3		—
Interest Cost		4		4		—
Benefits paid		(6)		(6)		—
Actuarial gain		11		(18)		—
Effect of foreign exchange rate changes		9		5		—
Benefit obligation, end of the year (included in other non-current liabilities)		94		82		2
Actuarial loss/(gain) recognized as a component of accumulated other comprehensive loss		11		(18)		—

The health care cost trend rate has a significant effect on the amounts reported. The assumed health care trend rate used to determine the accumulated post-retirement benefit obligation calculated as at 2012 and 2013 is 8.94% and 8.38% respectively. The ultimate weighted-average health care trend is 4.43% and is expected to be attained in the year 2030. A one-percentage-point change in assumed health care cost trend rates would not have any material impact on service cost components and interest cost components.

Effect on post-retirement benefit obligation is as follows:

	Years ended March 31,
	2012		2013
	1-Percentage-Point
	( Rs. millions)
	Increase	Decrease	Increase	Decrease

Effect on post-retirement benefit obligation	10	(8)	7	(7)

The components of pension expense are as follows:

	Year ended March 31,
	2011		2012		2013
	(In millions)
Service cost	Rs.	96	Rs.	102	Rs.	120	US$	2
Interest cost		433		453		475		9
Expected Return on assets		(482)		(450)		(493)		(9)
Amortization of actuarial (gain)/loss		(1)		(1)		90		2

Net pension cost	Rs.	46	Rs.	104	Rs.	192	US$	4

The accumulated benefit obligation for all overseas plans as at March 31, 2012 and 2013 is Rs.  9,808 million and Rs.  10,616 million (US$ 195 million) respectively.

The estimated amount of experience gain that will be amortized from accumulated other comprehensive loss are not expected to be material over the next fiscal 2014.

The assumptions used in accounting for the pension plans and the other benefit plans on a weighted-average basis are as follows:

	Years ended March 31,
	2012	2013
	(%)	(%)
Discount rate used for benefit obligations	4.50	4.00
Expected long-term return on plan assets	4.50	4.00
Inflation	2.00	2.00
Rate of compensation increase	3.00	3.00

The discount rate is based on rate of return on the portfolio of high quality corporate bonds. The long-term rate of return on plan assets was determined as the weighted-average of expected return of each of the asset classes in the target allocation of plan assets. The expected return of each asset class is the investment managers’ assessment of future returns. These expectations were compared to historical market returns to ensure that the expected return for each class was a conservative estimate. The estimates of the future compensation increases have been made after taking into account inflation, seniority, promotion and other relevant factors.

Employee benefit plan investment components and investment strategy

The Company uses an active management style to manage short-term securities, Canadian equities and international equities. Canadian bonds, US equities and the asset mix are managed passively. To accomplish this, the Company has entrusted this task to a professional investment manager. The management mandate defines the targeted asset allocation and the parameters for evaluating the manager performance.

The asset allocation policy is same as the previous year. The ultimate target is 10% equity, 90% fixed income for the contributory plan and 20% equity, 80% fixed income for the non-contributory plan. The portfolio manager has the flexibility to vary around the target without the need for immediate rebalancing. Allowed ranges are ±2% for asset classes with weights of up to 20% and ±4% for asset classes with weights over 20%. If the asset allocation moves outside of the allowable range, the portfolio manager will be responsible for initiating action to rebalance the portfolio back within the allowable range within 60 days.

The fair value of Company’s pension plan assets at March 31, by asset category are as follows:

	As of March 31, 2012 (In millions)
	Level 1		Level 2		Level 3		Total
Cash	Rs.	21	Rs.	—	Rs.	—	Rs.	21
Canadian – Mutual Fund (Equity)		846		—		—		846
Canadian – Mutual Fund (Money Market)		288		—		—		288
Canadian – Mutual Fund (Debt)		9,709		—		—		9,709
Other – Mutual Fund (Equity)		916		—		—		916

Total	Rs.	11,780	Rs.	—	Rs.	—	Rs.	11,780

	As of March 31, 2013 (In millions)
	Level 1		Level 2		Level 3		Total
Cash	Rs.	19	Rs.	—	Rs.	—	Rs.	19	US$	—
Canadian – Mutual Fund (Equity)		947		—		—		947		17
Canadian – Mutual Fund (Money Market)		272		—		—		272		5
Canadian – Mutual Fund (Debt)		10,190		—		—		10,190		187
Other – Mutual Fund (Equity)		1,003		—		—		1,003		19

Total	Rs.	12,431	Rs.	—	Rs.	—	Rs.	12,431	US$	228

The following is description of the assets, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Level 1—The fair values of the registered mutual funds are measured using the net asset value (“NAV”) and are categorized by the ability to redeem investments at the measurement date.

Cash flows

Contributions

In Canada, an actuarial valuation is required every three years by the Pension Benefits Standards Act, 1985 for the purpose of contribution. The Company commissioned an independent actuarial consultant for both defined benefit plans.

The Company expects to contribute Rs.  150 million to the non-contributory pension plan in fiscal 2014, based on the valuation as at December 31, 2011.

The Company does not expect to contribute to the contributory pension plan in fiscal 2014, based on the valuation as at December 31, 2011 which showed a surplus.

The overseas subsidiaries post-retirement benefit plans other than contributory and non-contributory pension plans were unfunded. The benefits are funded on a pay-as-you-go basis. The Company funds on a cash basis as benefits are paid and Company expects to pay Rs.  8 million in fiscal 2014.

Estimate future benefit payments for overseas plans

The following benefit payments table provides expected benefit payments based on past and future services.

	Pension Benefits (Contributory and Non Contributory)				Other Benefits
	(In millions)
Years ending March 31,
2014	Rs.	569	US$	10	Rs.	8	US$	—
2015		569		10		9		—
2016		574		11		8		—
2017		574		11		8		—
2018		574		11		7		—
2019-2022		2,945		54		34		1

Defined contribution Plans

In addition to these pension plans, there are defined contribution plans qualifying under the provisions of Section 401(k) of the Internal Revenue Code for U.S. employees, a Registered Retirement Savings Plan (“RRSP”) for Canadian employees, enabling qualified employees to contribute on a tax-deferred basis and a Group Stakeholder Pension Plan (“GSPP”) for UK employees, enabling qualified employees to contribute on a tax-deferred basis. Employer contributions to the 401(k) plan, RRSP and GSPP in aggregate were approximately Rs.  153 million, Rs.  170 million and Rs.  216 million (US$ 4 million) for the year ended, 2011, 2012 and 2013 respectively.

In addition to above, there are defined contribution plan for qualifying employees in South Africa. The assets are managed separately by Momentum Group Limited. Employer contributed Rs.  282 million and Rs.  377 million (US$ 7 million) to this plan in fiscal 2012 and 2013 respectively.

Leases	12 Months Ended
Mar. 31, 2013
Leases
24.	Leases

As Lessee:

The Company has leased buildings, satellite channels, office equipment, computer equipment, certain circuit capacities, Customer premise equipment (CPE) sites, Automated teller machine (ATM) and ATM related equipments under operating lease arrangements. Operating lease rent expense was Rs.  8,953 million, Rs.  14,393 million and Rs.  15,264 million (US$ 280 million) in fiscals 2011, 2012 and 2013 respectively. Operating lease rentals includes, Rs.  6,804 million, Rs.  7,358 million and Rs.  8,269 million (US$ 152 million) in fiscals 2011, 2012 and 2013 respectively, under capacity purchase agreements on specified cables for a stated period of time.

The future minimum non-cancelable lease rental payments are as follows:

Years ending March 31,	(In millions)
2014	Rs.	5,135	US$	94
2015		4,272		78
2016		3,776		69
2017		2,977		55
2018		2,280		42
Thereafter		6,763		124

Total minimum lease commitments	Rs.	25,203	US$	462

The minimum future lease payments have not been reduced by minimum operating sublease rentals of Rs.  333 million due in the future under non-cancellable subleases for certain buildings which extend until December, 2020. Rs.  87 million, Rs.  46 million and Rs.  33 million (US$ 1 million) in fiscal 2011, 2012 and 2013 respectively was recognized as sublease rental income.

As Lessor:

IRUs with costs of Rs.  505 million and accumulated depreciation of Rs.  284 million have been leased under operating lease arrangements. Depreciation expense of Rs.  34 million (US$ 1 million) in respect of these assets has been recognized in the fiscal 2011, 2012 and 2013.

Cost and accumulated depreciation of IRUs in which only a portion of capacity has been leased under operating lease arrangements are not readily determinable as these are not allocable to the leased capacity. Lease rental income related to IRUs was Rs.  147 million, Rs.  317 million and Rs.  418 million (US$ 8 million) in fiscals 2011, 2012 and 2013 respectively.

Future non-cancelable lease rent payments to be received are as follows:

Years ending March 31,	(In millions)
2014	Rs.	409	US$	7
2015		358		6
2016		359		7
2017		358		7
2018		358		7
Thereafter		1,978		36
Total minimum lease receipts	Rs.	3,820	US$	70

Fair Value Measurements	12 Months Ended
Mar. 31, 2013
Fair Value Measurements
25.	Fair value measurements

The Company measures certain financial assets and liabilities at fair value on a recurring basis, including investment securities and derivatives. The fair value measurements of these derivative instruments and investment securities using the following inputs as of March 31, 2012 and 2013

	Fair Value measurements as at March 31, 2012
	Level 1		Level 2		Level 3		Total
Particulars	(In millions)
Liabilities

Derivatives not designated as hedging instrument:
Foreign currency contracts included in accrued expenses and other current liabilities	Rs.	—	Rs.	76	Rs.	—	Rs.	76
Interest rate swap contracts included in accrued expenses and other current liabilities		—		1,176		—		1,176
Interest rate swap contracts included in other non-current liabilities		—		242		—		242

Derivatives designated as hedging instrument:
Foreign Currency contracts included in accrued expenses and other current liabilities		—		319		—		319
Interest rate swap contracts included in other non-current liabilities		—		(24)		—		(24)

Total	Rs.	—	Rs.	1,789	Rs.	—	Rs.	1,789

	Fair Value measurements as at March 31, 2013
	Level 1		Level 2		Level 3		Total
Particulars	(In millions)

Assets

Derivatives not designated as hedging instrument:

Foreign currency contracts included in other current assets	Rs.	—	Rs.	51	Rs.	—	Rs.	51	US$	1

Available-for-sale investments		—		5,689		—		5,689		104

Total	Rs.	—	Rs.	5,740	Rs.	—	Rs.	5,740	US$	105

Liabilities

Derivatives not designated as hedging instrument:

Currency swap contracts included in other non-current liabilities	Rs.	—	Rs.	7	Rs.	—	Rs.	7	US$	—
Foreign Currency contracts included in accrued expenses and other current liabilities		—		5		—		5		—
Interest rate swap contracts included in accrued expenses and other current liabilities		—		321		—		321		6

Derivatives designated as hedging instrument:
Interest rate swap contracts included in accrued expenses and other current liabilities		—		85		—		85		1
Interest rate swap contracts included in other non-current liabilities		—		63		—		63		1

Total	Rs.	—	Rs.	481	Rs.	—	Rs.	481	US$	8

Investments: Investments in liquid and ultra short-term mutual funds which are classified as available-for-sale are measured using the net asset value (“NAV”) provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement date.

Derivatives: The fair value is determined based on observable market inputs including currency spot and forward rates, yield curves, currency volatility, LIBOR rates, swap rates.

Fair Value disclosure of Financial Instruments:

The carrying amounts of cash and cash equivalents, accounts receivable, other current assets, accounts payable, accrued expenses, other current liabilities and short term borrowings, approximate their fair values due to the short- term nature of these instruments.

Available-for-sale securities with readily determinable fair value are carried at their fair values, which are generally based on market price quotations.

The fair value of the foreign currency long-term loans of Rs.  110,514 million (US$ 2,027 million) is approximately Rs.  111,255 million (US$ 2,041 million) based on the discounted future cash flows at market interest rate prevailing as of balance sheet date and recently negotiated terms at market rates. The term loans and NCDs totaling Rs.  6,920 million (US$ 127 million) has an estimated fair value of approximately Rs.  7,031 million (US$ 129 million) based on the discounted future cash flows at market interest rate prevailing as of balance sheet date.

Estimation of fair value of financial instrument relies on management judgment; however there are inherent uncertainties in any estimation technique. Therefore, for substantially all financial instruments, the fair value are not necessarily indicative of all the amounts the Company could have realized in a sale transaction as of March 31, 2013. The estimated fair value amounts as of March 31, 2013 have been measured as of this date, and have not been re-evaluated or updated for purposes of these consolidated financial statements.

Derivative Financial Instruments	12 Months Ended
Mar. 31, 2013
Derivative Financial Instruments
26.	Derivative financial instruments

a)	Interest Rate Swap Agreements (“Swaps”)

The Company’s overall risk management objective is to mitigate the negative impact of volatile global markets on its cash flow and earnings. The Company uses interest rate swaps to manage the market risks associated to interest rate movements relating to its variable-rate long-term debt. As of March 31, 2013 the Company had outstanding interest rate swaps designated as cash flow hedges to convert the variable interest rate of its long term debt to a fixed rate with a total notional amount of Rs.  16,286 million (US$ 299 million). Additionally, as of March 31, 2013 the Company had outstanding interest rate swaps with total notional amount of Rs.  9,510 million (US$ 174 million) which do not qualify for hedge accounting. Under the terms of the swaps the Company will pay an interest rate ranging from 0.57% to 3.25% in exchange for the variable interest rate equal to US$ LIBOR. These swaps expire within one year to five years from the balance sheet date.

The differential paid or received on the swaps designated as hedges is recognized as adjustments to interest expense. The effective portion of the changes in the fair value of the swaps designated as hedges are deferred in accumulated other comprehensive loss and is recognized as interest expense when the hedged item affects earnings. The impact to earnings associated with hedge ineffectiveness is recorded in interest expense immediately.

The following table summarizes the activity in accumulated other comprehensive loss related to derivatives designated as cash flow hedges during the year ended March 31, 2012 and 2013:

	(In millions)
	Year ended March 31, 2012		Year ended March 31, 2013
Beginning balance-loss	Rs.	291	Rs.	23	US$	1
Net unrealized loss/(gain) for the year		(25)		175		3
Realized gain/(loss) reclassified into earnings		(243)		(159)		(3)

Ending balance – loss	Rs.	23	Rs.	39	US$	1

Based on the terms of the derivative instruments designated as cash flow hedges, Rs.  33 million (US$ 1 million) of unrealized gain currently in accumulated other comprehensive income will be transferred to interest expense in the statement of operations in the fiscal 2014.

In fiscal 2013, Rs.  181 million (US$ 3 million) has been recognized in interest expense for fair value changes on interest rate swaps which do not qualify for hedge accounting.

b)	Foreign Exchange Forward Contracts

The Company uses foreign currency forward contracts to manage the exchange risks associated with movements in United States Dollar, Canadian Dollar, Euro and other currencies.

The Company had outstanding foreign exchange forward contracts with total notional amount of Rs.  2,047 million and Rs.  2,891 million (US$ 53 million) as of fiscals 2012 and 2013 respectively. These contracts are for a period between 2 days and six months. Although these contracts are effective as hedges from an economic perspective they do not qualify for hedge accounting.

An exchange gain/(loss) of Rs.  (151) million, Rs.  (75) million and Rs.  211 million (US$ 4 million) in fiscal 2011, 2012 and 2013 respectively on foreign currency forward contracts have been recognized in other non-operating income, net.

c)	Cross Currency Swap

The Company uses cross currency swaps/contracts to manage the exchange risks associated with movements in foreign currencies associated with long term loan liabilities, primarily SG$ loan liabilities. Although these contracts are effective as hedges from an economic perspective but they are not designated as hedges.

As at March 31, 2013 the Company had open cross currency swap contracts of SG$ 250 million equivalent to Rs.  10,912 million (US$ 200 million).

Under the terms of the cross currency swap the Company will pay an interest rate ranging from 4.52% per annum to 4.54% per annum on US$ principal in exchange for the fixed interest rate of 4.25% on SG$ principal. The entire cross currency swaps will expire in three years from balance sheet date.

The Company recognizes outstanding cross currency swaps at fair value. Changes in fair value on these swaps are recognized in the statement of operations.

The differences of interest paid and received on the above cross currency swaps are recognized under interest expense.

Segment Information	12 Months Ended
Mar. 31, 2013
Segment Information
27.	Segment information

The Board of Directors and the Managing Director of the Company together as a group constitute the “Chief Operating Decision Makers” (CODM) and allocate resources to and assess the performance of the segments of the Company.

The Company had identified the following operating segments based on the organizational structure and for which discrete financial information including segment results is available:

Global Voice Solutions (GVS): includes International and National Long Distance Voice services

Global Data and Managed Services (GDMS): includes corporate data transmission services data centers, virtual private network, signaling and roaming services, television and other network and managed services.

South Africa Operations (SAO) (effective from May 30, 2011 on acquisition of controlling interest in SEPCO Group): SAO includes enterprise business solution services for the wholesale and corporate market, telephony and data services for retail customers in South Africa.

Segment information for fiscals 2011, 2012 and 2013 is as follows:

	Year ended March 31, 2011
	Global Voice Solutions		Global Data and Managed Services		Total
	(In millions)
Revenues	Rs.	65,516	Rs.	48,324	Rs.	113,840
Interconnection Charges		55,065		9,916		64,981

Net revenues	Rs.	10,451	Rs.	38,408	Rs.	48,859

Other network and telecommunication costs		433		1,799		2,232
License fees		3		661		664

Segment results	Rs.	10,015	Rs.	35,948	Rs.	45,963

Unallocable costs:
Depreciation and amortization						13,980
Other operating costs						32,347
Operating loss						(364)
Non-operating loss, net						(1,317)
Loss before income tax						(1,681)
Income tax expense						(765)
Equity in net loss of equity method investees						(5,636)

Net loss					Rs.	(8,082)

	Year ended March 31, 2012
	Global Voice Solutions		Global Data and Managed Services		South African Operations		Total
	(In millions)
Revenues	Rs.	68,241	Rs.	56,677	Rs.	14,967	Rs.	139,885
Interconnection Charges		56,058		11,022		6,938		74,018

Net revenues	Rs.	12,183	Rs.	45,655	Rs.	8,029	Rs.	65,867

Other network and telecommunication costs		439		2,027		433		2,899
License fees		113		759		56		928
Depreciation and amortization		—		—		2,731		2,731
Other operating costs		—		1,325		6,360		7,685

Segment results	Rs.	11,631	Rs.	41,544	Rs.	(1,551)	Rs.	51,624

Unallocable costs:
Depreciation and amortization								15,598
Other operating costs								35,468
Operating income								558
Non-operating income, net								4,678
Profit before income tax								5,236
Dividend Tax								(92)
Income tax expense								(5,138)
Equity in net loss of equity method investees								(944)

Net loss							Rs.	(938)

	Year ended March 31, 2013
	Global Voice Solutions		Global Data and Managed Services		South African Operations		Total
	(In millions)
Revenues	Rs.	85,535	Rs.	67,417	Rs.	18,848	Rs.	171,800	US$	3,151
Interconnection Charges		71,368		13,763		6,549		91,680		1,682

Net revenues	Rs.	14,167	Rs.	53,654	Rs.	12,299	Rs.	80,120	US$	1,469

Other network and telecommunication costs		316		2,366		554		3,236		59
License fees		—		962		425		1,387		25
Depreciation and amortization		—		—		3,215		3,215		59
Other operating costs		—		3,081		8,242		11,323		208

Segment results	Rs.	13,851	Rs.	47,245	Rs.	(137)	Rs.	60,959	US$	1,118

Unallocable costs:
Depreciation and amortization								17,342		319
Other operating costs								43,846		804
Operating loss								(229)		(5)
Non-operating income, net								(4,864)		(89)
Loss before income tax								(5,093)		(94)
Dividend Tax								(92)		(2)
Income tax expense								(2,028)		(37)
Equity in net loss of equity method investees								(234)		(4)

Net loss							Rs.	(7,447)	US$	(137)

Revenues and interconnect charges are directly attributable to the segments. Space segment utilization charges, rent of landlines and other network and transmission costs are allocated based on utilization of satellite and landlines. License fee for GVS and GDMS have been allocated based on net adjusted gross revenues from these services. Segment result is segment revenues less segment expenses. Depreciation and certain other costs which are not allocated to GVS and GDMS are classified as unallocable costs.

Telecommunication services are provided utilizing the Company’s property plant and equipments which do not generally make a distinction between the types of service. As a result, assets and expenses relating to those assets are not allocated to segments.

The following table sets forth information regarding the Company’s revenues:

	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2013
	(In Millions)
	Rs.	Rs.	Rs.	US$
GVS
International long distance and related products	61,282	65,261	82,779	1,518
National long distance	4,234	2,980	2,756	51

GDMS
Leased circuits and IRUs	11,034	13,015	16,446	301
Internet leased lines	5,694	5,898	7,265	133
Internet (including Corporate IP Transit)	8,242	6,170	7,011	129
Internet Data Center	3,143	3,503	3,781	69
Other	20,211	28,091	32,914	604
South Africa Operations	—	14,967	18,848	346

Total	113,840	139,885	171,800	3,151

Revenues have been allocated to countries based on location of the customers and are as follows:

	Year ended March 31, 2011		Year ended March 31, 2012		Year ended March 31, 2013
	(In millions)
India	Rs.	30,813	Rs.	34,744	Rs.	41,387	US$	759
United States Of America		17,893		19,435		22,082		405
United Kingdom		13,167		15,100		19,500		358
South Africa		1,609		14,643		18,453		338
Canada		5,849		5,567		6,137		113
Rest of the world		44,509		50,396		64,241		1,178

Total	Rs.	113,840	Rs.	139,885	Rs.	171,800	US$	3,151

In fiscal 2013, revenue from one customer (customer “H” as referred in Note 6) represents approximately 10% of the Company’s consolidated revenue from all the reported segments.

The overseas subsidiaries own approximately 65 % of the Company’s property, plant and equipment of which 13 % is located in South Africa.

Related Party Transactions	12 Months Ended
Mar. 31, 2013
Related Party Transactions
28.	Related party transactions

The related parties of the Company are Panatone Finvest Limited and the Government of India (Principal Owners), Tata Sons Limited (Beneficial Owner), subsidiaries of Tata Sons Limited, equity method investees and the Company’s principal officers and directors. The Company routinely enters into transactions with some of its related parties, such as providing and receiving telecommunication services, incurring network and transmission costs, and paying license fees. Transactions and balances with its own subsidiaries are eliminated on consolidation.

The following table summarizes the related party transactions and balances included in the financial statements:

	Years ended March 31,
	Beneficial Owner and Subsidiaries			Principal Owners			Equity Method Investees			Total
	2011	2012	2013	2011	2012	2013	2011	2012	2013	2011	2012	2013	2013
	(In millions)
Nature of transactions	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	(US$)
Revenues from telecommunication services:-
Global Voice Solutions (including Rs. 786 million, Rs. 815 million and Rs. 1,119 million for fiscals 2011, 2012 and 2013 respectively from Tata Teleservices Ltd.)	1,168	1,069	1,421	—	—	—	473	83	30	1,641	1,152	1,451	27
Global Data and Managed Services (including Rs. 487 million, Rs. 783 million and Rs. 1,383 million for fiscals 2011, 2012 and 2013 respectively from Tata Teleservices Ltd.)	2,323	2,913	4,221	—	—	—	643	115	12	2,966	3,028	4,233	78

Revenues from telecommunication services total	3,491	3,982	5,642	—	—	—	1,116	198	42	4,607	4,180	5,684	105

Interest income	—	—	—	—	—	—	707	163	—	707	163	—	—
Interest expense	—	111	—	—	—	—	—	—		—	111	—	—
Network and transmission costs :-
Global Voice Solutions (including Rs. 394 million, Rs. 522 million Rs. 1,677 million for fiscals 2011, 2012 and 2013 respectively from Tata Teleservices Ltd.)	494	621	1,734	—	—	—	1,344	793	345	1,838	1,414	2,079	38
Global Data and Managed Services (including Rs. 550 million, Rs. 917 million and Rs. 679 million for fiscals 2011, 2012 and 2013 respectively from Tata Teleservices Ltd.)	1,164	1,841	1,694	—	—	—	212	32	—	1,376	1,873	1,694	31

Network and transmission costs total	1,658	2,462	3,428	—	—	—	1,556	825	345	3,214	3,287	3,773	69

	Year ended March 31,
	Beneficial Owner and Subsidiaries			Principal Owners			Equity Method Investees			Total
	2011	2012	2013	2011	2012	2013	2011	2012	2013	2011	2012	2013	2013
	(In millions)
Nature of transactions	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	(US$)
License fees	—	—	—	653	841	928	—	—	—	653	841	928	17

Loans given	—	—	—	—	—	—	3,110	765	—	3,110	765	—	—

Advances given	567	103	2	—	—	—	—	—	—	567	103	2	—

Advances recovered	573	15	91	—	—	—	—	—	—	573	15	91	2

Advance received	—	201	3	—	—	—	—	—	—	—	201	3	—

Advance repaid	—	—	195	—	—	—	—	—	—	—	—	195	4

Dividends paid	—	81	81	—	326	326	—	—	—	—	407	407	7

Other non-operating income, net	88	51	126	—	—	—	—	—	—	88	51	126	2

Other operating costs	577	1,582	2,153	—	—	—	10	9	—	587	1,591	2,153	39
Purchase of property, plant & equipments	265	102	1,023	—	—	—	—	—	—	265	102	1,023	19
Sale of property, plant & equipments	—	—	5	—	—	—	—	—	—	—	—	5	—
Purchase of additional ownership interest in subsidiary	—	—	921	—	—	—	—	—	—	—	—	921	17
Investment in equity method investee	—	—	—	—	—	—	530	255	—	530	255	—	—
Return of investment from equity method investee	—	—	—	—	—	—	—	—	58	—	—	58	1
Advances for additional ownership interest and preference stock	—	—	—	—	—	—	455	—	—	455	—	—	—

Year End Balances	As of March 31
	Beneficial Owner and Subsidiaries		Principal Owners		Equity Method Investees		Total
	2012	2013	2012	2013	2012	2013	2012	2013	2013
	(In millions)
	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	(US$)
Accounts receivables (including Rs. 642 million and Rs. 334 million for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)	1,464	1,545	—	—	8	5	1,472	1,550	28
Accounts payable (including Rs. 345 million and Rs. 1,289 million for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)	1,023	2,267	—	—	159	57	1,182	2,324	43
Advances given (including Rs. 90 million and Rs. 79 million for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)	92	269	—	—	—	—	92	269	5
Other Current Assets	—	—	6	6	—	—	6	6	—

Prepaid expenses and other current assets total	92	269	6	6	—	—	98	275	5

Other non-current assets (License fee paid under protest)	—	—	2,899	1,741	—	—	2,899	1,741	32
Advance received (including Rs. 201 million and Rs. Nil for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)	201	57	—	—	—	—	201	57	1
Unearned revenues (including Rs. 356 million and Rs. Nil for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)	716	707	—	—	—	—	716	707	13

License fees payable	—	—	635	642	—	—	635	642	12

Accrued expenses and other current liabilities Total	917	764	635	642	—	—	1,552	1,406	26

Interest received relating to license fees litigation	—	—	—	1,104	—	—	—	1,104	20

License fees payable	—	—	1,741	1,741	—	—	1,741	1,741	32

Other non-current liabilities total	—	—	1,741	2,845	—	—	1,741	2,845	52

Commitments and Contingencies	12 Months Ended
Mar. 31, 2013
Commitments and Contingencies
29.	Commitments and contingencies

Commitments

Capital commitments

Capital commitments represent expenditures, principally relating to the construction of new buildings, undersea cables and expansion of transmission equipment, which had been committed under contractual arrangements with the majority of payments due within a period of one year. The amount of these commitments totaled Rs.  5,931 million (US$ 109 million) as of March 31, 2013. Out of this total amount Rs.  5,615 million (US$ 103 million) is expected to be purchased in fiscal 2014.

Contingencies

The Company is involved in a variety of proceedings, claims and litigation arising in the ordinary course of business. The Company periodically assesses its liabilities and contingencies in connection with these matters based upon the latest information available (with the assistance of external legal counsel wherever necessary). The Company accrues a loss contingency when it is probable that an asset has been impaired or a liability has been incurred as of the balance sheet date and the amount of loss can be reasonably estimated. In respect of loss contingencies where the reliable estimate of loss is a range, the amount accrued is the better estimate of the loss within the range and when no amount within the range is a better estimate than any other amount, the minimum amount in the range is accrued. Loss contingencies that are reasonably possible but not probable as of the balance sheet date have been disclosed as contingencies with a range of possible loss, whenever it can be estimated.

The following is a description of material claims and losses where a potential loss is reasonably possible but not probable.

a)	Business related claims

In April 2010, the Company voluntarily disclosed to the U.S. Department of Justice and the U.S. Securities and Exchange Commission the results of an internal investigation conducted by outside counsel for the Company relating to the activities of a reseller of one of the Company’s subsidiaries, Tata Communications International Pte Ltd. The internal investigation found evidence that the reseller may have offered and made improper payments to officials of a government purchaser in a Southeast Asian country in connection with the resale of the Company’s products. The investigation also found evidence that the Company’s sales consultant in the country was aware of the reseller’s potentially improper activities. Such activities may have violated the U.S. Foreign Corrupt Practices Act (“FCPA”). The investigation did not reveal any prior involvement or knowledge regarding these activities by senior management of the Company or its subsidiary. The Company has taken remedial action, including terminating its relationship with the sales consultant and with the reseller. The Company cannot predict the ultimate consequences of these matters at this time, nor can we reasonably estimate the potential liability, if any, related to these matters. However, based on the facts currently known, we do not believe that these matters will have a material adverse effect on our business, financial condition, results of operations or cash flow. Even so, the FCPA investigation is subject to inherent uncertainties and management’s view of this matter may change in the future.

The Company is routinely party to suits for collection, commercial disputes, claims from employees, customers and/or suppliers and others in the ordinary course of its business, including claims over reconciliation of payments for voice minutes, circuits, internet bandwidth and/or access to the public switched telephone network, leased equipment, and claims from estates of bankrupt companies alleging that we received preferential payments from such companies prior to their bankruptcy filings. While management currently believes that resolving such suits and claims, individually or in aggregate, will not have a material adverse impact on the Company’s financial position, litigation is subject to inherent uncertainties and management’s view of this matter may change in the future. If an unfavorable final outcome were to occur in respect of such suits, claims and disputes, such an outcome could have a material adverse impact on the Company’s financial position and results of operations for the period in which the effect becomes reasonably estimable. Claims against the Company of Rs.  2,164 million (US$ 40 million) are disputed by the Company of which an amount of Rs.  432 million (US$ 8 million) has been accrued as liability. If the dispute goes against the Company, Rs.  1,732 million (US$ 32 million) will be charged to statement of operations.

b)	ADC claim

Telecom Regulatory Authority of India (“TRAI”) reduced the Access Deficit Charge (“ADC”) rates effective April 1, 2007. All telecom services providers including NLD and ILD Operators in India are bound by the TRAI regulations; accordingly Tata Communications recorded the cost relating to ADC at revised rates as directed by TRAI. However, BSNL continued to bill at the ADC rate applicable prior to April 1, 2007. BSNL had filed an appeal against the TRAI directive of reduction in ADC and currently this matter is pending with Supreme Court of India. The possible liability on Company is Rs.  3,120 million (US$ 57 million).

c)	License fees claim

i.	In fiscal 2010, DoT completed their assessment for fiscal 2006 and raised a demand of Rs. 1,046 million. The Company challenged DoT’s order in the TDSAT and TDSAT in its order dated August 19, 2010, held: a) a license fee is not applicable on non-telecom income and other miscellaneous income; b) penalty and interest thereon is not applicable on a shortfall of a license fee; c) a deductions in AGR for cost items is not allowed; d) a suo-moto inter-license adjustment by the licensee is not permitted. Hence, the Company’s liability was reduced to Rs. 51 million including interest up to June 2013.

The DoT has filed an appeal in the Supreme Court of India against above mentioned judgment of TDSAT dated August 19, 2010 and currently the matter is pending in the Supreme Court of India.

ii.	On February 19, 2013, DoT issued license fee demand for fiscal year 2007 and 2008, based on special audit reports of auditors appointed by DoT. The total demand is for Rs. 1,931 million, being Rs. 929 million for fiscal 2007 and Rs. 1,002 million for fiscal 2008, including Rs. 1,021 million, being interest as on February 28, 2013. Further, the liability as on 30th June (including interest) is Rs. 2,018 million. However, the Company has challenged the said demand notice in the Madras High Court, which has vide its orders dated March 1, 2013, granted a stay-order against the said demand.

d)	ESIC claim

Employee State Insurance Corporation (“ESIC”) issued recovery proceedings against the Company alleging non-compliance of Employee State Insurance Act (“ESI Act”) by the Company. Pursuant to the above, ESIC issued demand notices in January 2013 for recovery of Rs. 256 million, which also included penal interest @ 12 % per annum. Thereafter, ESIC also issued prohibitory orders directing them to freeze the accounts of the Company till further orders. Despite Company’s representation that it had not received any show cause notices earlier, ESIC refused to vacate the prohibitory orders. Consequently, Company made payment of Rs. 256 million under protest and thereafter, filed an application before Employees State Insurance Court (“Court”) for refund. The Company further received demand notices in February 2013 demanding ESI contributions of Rs. 36 million relating to the period June 1, 2012 to January 31, 2013 and an amount of Rs. 120 million, being damages levied on account of late payment for the period from 2008 till 2013.

In the last hearing on June 27, 2013, Court directed ESIC not to carry out any coercive action and also ordered ESIC to carry out detailed inspection of the books of the Company. The said inspection has been carried out and ESIC is expected to file its report shortly.

The Company believes that the demand by the ESIC is untenable and unsustainable in law as the same is raised purely on ad-hoc basis without verification of the records and returns filed by the Company. Further, the demand relates to payments made to contractors who have substantially complied with the provisions of the ESI Act and have discharged their liability to ESIC. If the Court decides against the Company, the Rs. 412 million (US$ 8 million) will be charged to statement of operations.

Post Balance Sheet events	12 Months Ended
Mar. 31, 2013
Post Balance Sheet events
30.	Post Balance Sheet events

i	Dividends

Any dividends declared by the Company are based on the profits available for distribution as reported in the statutory financial statements of Tata Communications India prepared in accordance with Indian GAAP. As of fiscal 2013, the amounts available for distribution, net of dividend tax is Rs.  10,276 million. Subsequent to March 31, 2013, the Board of Directors recommended a dividend of Rs.  3 per equity share, which has been approved by the shareholders in the Annual General Meeting, held on July 26, 2013.

ii	The Company’s Board of Directors has approved a proposal to delist its American Depositary Receipts (“ADRs”), from the New York Stock Exchange (NYSE) and to terminate its ADR Program. On May 28, 2013 the Company had filed a Form 25 with the U.S. Securities and Exchange Commission and consequent to the filing, the delisting of its American Depositary Shares (“ADSs”), as evidenced by American Depositary Receipts (“ADRs”), from the New York Stock Exchange has become effective at the close of business of June 7, 2013. As a consequence of the delisting becoming effective, termination of the Deposit Agreement under which the ADRs were issued (the “Deposit Agreement”) has become effective on July 14, 2013.

Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2013
Basis of Presentation
a.	Basis of presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of Consolidation
b.	Basis of consolidation

The Company consolidates all entities in which it has control. In addition, the Company reviews its relationships with other entities to assess if it is the primary beneficiary of a variable interest entity. If the determination is made that it is the primary beneficiary, then that entity is consolidated. In fiscals 2011, 2012 and 2013, the Company was not the primary beneficiary of any variable interest entity. Inter-company transactions, balances and unrealized profits and losses on such transactions are eliminated on consolidation.

Investments in Equity Method Investee
c.	Investments in equity method investee

Investments in entities where the Company has significant influence, generally where the Company controls between 20% and 50% of the voting stocks of such entities, are accounted for using the equity method. Investments in equity method investees are initially recorded at cost and is adjusted in subsequent periods to reflect the Company’s share of earnings or loss of the equity method investee and any impairment. The Company’s equity in net loss of equity method investees in excess of the equity ownership interest is recognized in the statement of operations as an adjustment to other investments.

Use of Estimates
d.	Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires the management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses for the years presented. Actual results could differ from these estimates. Material estimates included in these consolidated financial statements that are susceptible to change as more information becomes available include allowances for uncollectible accounts receivable and other current assets, useful lives of property, plant and equipment and intangible assets, residual values of property, plant and equipment, asset retirement obligations, retirement benefits, impairment of goodwill, intangible assets, property, plant and equipment and income taxes including valuation of deferred tax assets.

Business Combination
e.	Business Combination

Business combination transactions in which the Company obtains control over one or more businesses are accounted under the acquisition method. Identifiable assets acquired and liabilities assumed, and non-controlling interests are recognized at acquisition date fair values. Previously held interests in the acquiree are remeasured to fair value at the acquisition date and any resulting gain or loss is recognized in earnings. Goodwill represents the excess of aggregate of the consideration transferred, fair value of the non-controlling interest and in a business combination achieved in stages, the acquisition-date fair value of the Company’s previously held equity interest in the acquiree over the fair value of the assets acquired and liabilities assumed.

Cash and Cash Equivalents
f.	Cash and cash equivalents

Cash and cash equivalents represents cash on hand and held with banks including demand deposits, which are unrestricted as to withdrawal and use, and which have maturities of three months or less.

Investments
g.	Investments

Investments in securities with readily determinable market values are classified as available-for-sale securities and recorded at fair value. Unrealized gains and losses on such securities, net of applicable taxes, are reported in accumulated other comprehensive income. Realized gains and losses on sale of securities are recorded on the trade date and the cost in respect of available-for-sale securities sold is determined on a weighted average basis.

Equity securities that do not have readily determinable fair values are recorded at original cost. Fair values of these securities are not estimated if there are no events or changes in circumstances that may have a significant effect on the carrying amount. Other than temporary declines in fair values below cost are reflected in earnings as realized loss.

The Company has not classified any securities as trading or held to maturity.

Accounts Receivable
h.	Accounts receivable

Accounts receivable are stated at their expected realizable values, net of allowances for uncollectible receivables. Accounts receivable and payable are disclosed on a net basis where a legal right of set-off exists. These payables and receivables are generally settled on a net basis.

Allowances for accounts receivables are provided when collection is not probable based on current information and historical experience, including the current creditworthiness of each customer. Account balances are generally written off against the allowance only after all means of collection have been exhausted and the potential for recovery is considered remote.

Goodwill
i.	Goodwill

Goodwill is assessed for impairment on an annual basis on March 31 or earlier when events or circumstances indicate that the carrying amount of goodwill exceeds its implied fair value.

Goodwill impairment assessment is a two-step test. The first step compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment loss amount, if any. However, if the carrying amount of a reporting unit is zero or negative, the second step of the impairment test shall be performed to measure the amount of impairment loss, if any, when it is more likely than not that a goodwill impairment exists.

The Company uses an income-based valuation approach to determine the fair value of the reporting unit by estimating the present value of future cash flows after considering current economic conditions and trends, estimated future operating results and growth rates, anticipated future economic and regulatory conditions and availability of necessary technology and network infrastructure.

When required to perform the second step, the Company compares the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount exceeds the implied fair value, an impairment loss equal to that excess amount is recognized, not to exceed the goodwill carrying amount. The Company determines the implied fair value of goodwill for a reporting unit by assigning the fair value of the reporting unit to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination. The excess of the fair value of the reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of the goodwill. This assignment process is only for purposes of testing goodwill impairment and the Company does not adjust the carrying amounts of the recognized assets and liabilities (other than goodwill, if appropriate) or recognize previously unrecognized intangible assets in the consolidated balance sheet as a result of this assignment process.

Intangible Assets
j.	Intangible assets

The Company’s intangible assets include customer relationships, computer software, licenses, favorable leases and brand. Costs incurred on application development of internal use computer software are capitalized. Capitalization is commenced when the preliminary stage is complete, funding is committed, and it is probable that the project will be completed and the software will perform the function intended. Upgrades and enhancements that result in additional functionality are capitalized. Costs of ongoing maintenance, support and training activities are expensed as incurred. Customer relationships, computer software and favorable lease are amortized using the straight-line method, over the following estimated economic useful lives:

Years
Customer relationships	7 to 10
Computer software	3 to 8
Licenses	License term
Favorable Lease	Period of Lease
Brand	Indefinite

Property, Plant and Equipment
k.	Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Cost includes purchase price, taxes and duties, installation expenses, interest cost and other direct costs incurred till the date the asset is available for use. Interest incurred for constructed asset is capitalised up to the date the asset is ready for its intended use based on the weighted average rate of all borrowings. The cost of construction in progress is transferred to the appropriate asset category, when construction is complete and the asset is available for use.

Property, plant and equipment includes intangible assets in the nature of indefeasible rights of use (“IRU’s”) for international and domestic telecommunication circuits, which the Company acquires from time to time. IRU arrangements under which the Company has the right to exclusively use a substantial portion of the capacity in the cables for substantially all of the economic lives of the cables are capitalized as intangible assets. The Company has the obligation for costs of operations, maintenance and administration, and has the risk of obsolescence during the contract period.

Depreciation is charged on a straight-line basis over the estimated useful economic lives of property, plant and equipment. Land is not depreciated. The estimated useful economic lives are as follows:

Years
Leasehold improvements	Lesser of useful life or term of lease
Buildings	12 to 58
Plant and machinery	2 to 20
Computers	3 to 8
Motor vehicles	3 to 5
Furniture and fixtures	3 to 15

Cables under IRU arrangements are amortized on a straight-line basis over the useful life of the cable or the contracted period of right to use, whichever is lower.

Asset Retirement Obligation
l.	Asset retirement obligation

The Company’s asset retirement obligations relate to the costs associated with the removal of long-lived assets when they will be retired. The Company records a liability at the estimated current fair value of the costs associated with the removal obligations. The fair value of a liability for asset retirement obligation is recognized if a reasonable estimate of the fair value can be made. The liability for asset retirement cost is capitalized by increasing the carrying amount of the related long-lived asset and is depreciated over its useful life. The estimated removal liabilities are based on historical cost information, industry factors and engineering estimates. The Company measures changes in liability for an asset retirement obligation due to passage of time by applying an interest method of allocation to the amount of the liability at the beginning of the period. The interest rate used to measure that change is the credit-adjusted risk-free rate that existed when the liability was initially measured. That accretion is recognized as an increase in the carrying amount of the liability and as an expense classified as interest expense in the statement of operations.

Impairment of Long-Lived Assets
m.	Impairment of long-lived assets

The Company evaluates the carrying amount of its long-lived assets for impairment whenever events or circumstances indicate the carrying amount of such assets may not be recoverable. The Company subjects such assets to a test of recoverability based on the undiscounted cash flows from use or disposition of such assets. If the carrying amount of the asset exceeds the undiscounted cash flows, the Company recognizes an impairment loss measured as the amount by which the carrying amount of the long-lived asset exceeds the fair value.

Derivative Financial Instruments
n.	Derivative financial instruments

The Company uses derivative financial instruments such as forward exchange contracts and derivative instruments such as cross currency swap contracts to mitigate the risk of changes in foreign exchange rates. The Company is also exposed to market risks associated with changes in interest rates. The Company uses derivative instruments such as interest rate swaps to manage its exposure to interest rate movements relating to its variable-rate long-term debts. The counterparty to these contracts is generally a bank.

In respect of cash flow and net investment hedges, the Company formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions.

The Company formally assesses, both at the hedge’s inception and on a quarterly basis, whether the derivatives that are used in hedging transactions have been highly effective in offsetting changes in the cash flows and in the fair values of the hedged items and whether those derivatives may be expected to remain highly effective in future periods. When it is determined that a derivative is not, or has ceased to be, highly effective as a hedge, the Company discontinues hedge accounting prospectively.

Derivative instruments are recorded at fair value on the balance sheet. The effective portion of the change in the fair value of a derivative that is designated as a cash flow hedge is recorded in accumulated other comprehensive income. When the hedged item affects earnings the gain or loss included in accumulated other comprehensive income is reported on the same line in the consolidated statements of operations as the hedged item. In addition, both the fair value of changes excluded from the Company’s effectiveness assessments and the ineffective portion of the changes in the fair value of derivatives used as cash flow hedges are reported in interest expense line in the consolidated statements of operations.

When hedge accounting is discontinued, the derivative is adjusted for changes in fair value through earnings. For cash flow hedges, gains and losses that were deferred in accumulated other comprehensive income as a component of shareholders’ equity in connection with hedged assets or liabilities will be recognized in interest expense in the same period the hedged item affects earnings.

Gains and losses on hedging instruments designated as hedges of the net investments in foreign operations are recognised in foreign currency translation reserve included in accumulated other comprehensive income to the extent that the hedging relationship is effective. In addition, both the fair value of changes excluded from the Company’s effectiveness assessments and the ineffective portion of the changes in the fair value of derivatives used as net investment hedges are reported in other non-operating income/loss in the consolidated statement of operations. Gains and losses accumulated in the other comprehensive income are included in the statement of operations when the foreign operation is disposed off.

Changes in fair value of derivative instruments that are not designated as a hedge are recorded immediately in other non-operating income/expense.

Revenue Recognition
o.	Revenue recognition

Revenues from voice, data and mobile roaming services are recognized based on usage when the minutes of voice calls are processed or data transmitted, based on contracted rates. Capacity contracts which convey the right to use a specified capacity on an identified fiber for a stated period of time, which is substantially lower than its economic useful life are classified as operating lease arrangements. These contracts typically range for a period between one and three years. Capacity contracts which do not convey the right to use a specified capacity on an identified fiber cable are accounted as service arrangements. Revenues from capacity contracts under operating lease and service arrangements are recognized on a straight line basis over the period of the contracts. Amounts received in advance for any services are recorded as deferred revenue. In the event that a customer terminates an IRU prior to the expiry of the contract and releases the Company from the obligation to provide future services, the remaining unamortized deferred revenue is recognized in the period the contract is terminated. Revenues from internet services are recognized based on usage by subscribers/ customers.

Revenue from sale of software licenses not requiring significant production, modification or customization is recognized, when delivery has occurred, the fee is fixed, collectability is probable and the Company does not have any remaining obligation.

Revenue is recognized when collectability is reasonably assured. The Company evaluates collectability assessing a number of factors including credit worthiness and past transaction history of customers.

Non-Monetary Transactions
p.	Non-monetary transactions

Exchange of network capacities with other telecommunication service providers are recorded as non-monetary transactions and measured at the carrying amount of the capacities relinquished, as these exchanges are for similar productive assets used to provide telecommunication services to customers.

Cost Recognition
q.	Cost recognition

Cost and expenses are recognized as incurred and are classified according to their functions as follows:

Network and transmission costs

Network and transmission costs primarily include interconnect charges paid or payable to domestic and foreign carriers for the termination of voice and data traffic, costs related to satellite, terrestrial and subsea leased circuits for the network backbone.

License fees

License fees are payable to the Department of Telecommunication (DoT), GOI for international long distance (“ILD”), national long distance (“NLD”) and internet service provider (“ISP”) licenses and are computed in accordance with the respective license fee agreements. In South Africa, the Company holds an electronic communications service (ECS) and electronic communications network service (ECNS) licenses. The Company additionally holds satellite hub ground station, satellite uplinking and various radio frequency spectrum licenses in South Africa and has access to a number of International Submarine Cable landing stations through its ECNS license issued by ICASA.

Operating costs

Operating costs primarily include employee compensation and other related costs, outsourced manpower costs, repairs and maintenance, utilities, advertising and marketing, legal and professional fees, allowances for uncollectible accounts receivables and other current assets, travel, insurance and other administrative costs.

Compensated Absences
r.	Compensated absences
The Company provides for the cost of vacation earned based on the number of days of unutilized leave entitled at each balance sheet date.
Foreign Currency
s.	Foreign currency

The functional currency of Tata Communications India and its Indian subsidiaries is the Indian Rupee, whereas the functional currency of TCIPL and its subsidiaries and VSNL SNOSPV Pte Ltd. is the United States Dollar, the functional currency of SEPCO Group is South African Rands (ZAR) and that of all other subsidiaries and equity method investees, the currency in the country of incorporation.

Foreign currency transactions are converted into the functional currency at the exchange rates prevailing on the date of transaction. Foreign currency denominated monetary assets and liabilities are translated into functional currency using the exchange rates prevailing on the balance sheet dates. Gains and losses on translation of foreign currency denominated monetary assets and liabilities are included in determination of earnings except gains and losses on foreign currency intra-entity transaction that are of a long term investment nature are recorded in foreign currency translation reserve in accumulated other comprehensive income.

The financial statements of foreign subsidiaries and equity method investees are translated into Indian rupees for the purposes of consolidation as follows: income statement items are translated at the average exchange rates for the period; assets and liabilities are translated at the exchange rates prevailing on the balance sheet dates. Unrealized translation gains and losses are reported in accumulated other comprehensive income.

Operating Leases and Service Contracts
t.	Operating leases and service contracts

Purchase of capacity on specified cables for a stated period of time which is substantially lower than the economic lives of the cables are classified as operating lease, and recognized as expense on a straight-line basis over the contracted period.

Capacity purchase contracts which do not transfer the right to use any specific cable and do not identify capacity in specific cable, and under which the service provider can meet its obligation by routing the Company’s traffic utilizing capacity in any of its cable depending on availability are accounted as service contracts. Capacity expense under service contracts are recognized on a straight-line basis over the contract period.

Income Taxes
u.	Income taxes

Income tax expense comprises current income tax expense and changes in deferred tax assets and liabilities during the year.

Current income taxes:

Current income tax expense comprises taxes on income from operations in India and foreign tax jurisdictions. Income taxes payable in India is determined in accordance with the provisions of the Indian Income Tax Act of 1961. The current income tax expense for overseas subsidiaries has been computed based on the laws applicable to each entity in the jurisdiction in which that entity operates.

Advance taxes and liabilities for current income taxes are presented in the balance sheet after off-setting advance taxes and income taxes liabilities arising in the same tax jurisdiction pertaining to same financial year and where the Company intends to settle the asset and liability on a net basis.

Deferred income taxes:

Deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the carrying amounts of assets and liabilities and their respective tax bases, and unutilized business loss carry forwards. Deferred tax assets and liabilities are computed separately for each taxable entity in the consolidated enterprise and for each taxable jurisdiction. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. In assessing the likelihood of realization, management considers estimates of future taxable income, the character of income needed to realize future tax benefits, and all available evidence. The Company offsets deferred tax assets and deferred tax liabilities relating to taxes on income levied by the same governing tax authorities.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the income statement in the period of enactment of the change.

Uncertain tax positions are recognized using the more-likely-than-not threshold determined solely based on technical merits that the tax positions will sustain upon examination. Tax positions that met recognition threshold are measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. Interest and penalties relating to uncertain tax positions are classified as income tax expense in the statement of operations and reduced from advance income taxes which are presented in the balance sheet under non-current assets. Interest income on repayment of income taxes is presented separately in the statement of operations as an element of non-operating income.

Earnings Per Share
v.	Earnings per share

Basic earnings per equity share have been computed by dividing net income by the weighted average number of equity shares outstanding for the period. The Company did not have any dilutive potential equity shares outstanding in any of the periods presented.

Employee Benefit Plans
w.	Employee benefit plans

A.	Domestic:

a)	Defined Contribution plan

•	Provident Fund

The Company makes contribution towards provident fund to a defined contribution retirement benefit plan for qualifying employees. The provident fund is administered by the Trustees of the Tata Communications Employees’ Provident Fund Trust. Under this scheme, the Company is required to contribute a specified percentage of payroll cost to fund the benefits which is expensed as incurred.

b)	Defined Benefit Plans

•	Gratuity

The Company makes annual contributions for Employee’s Gratuity scheme to a fund administered by trustees covering all eligible employees. The plan provides for lump sum payment to vested employees at retirement, death while in employment or on termination of employment, an amount equivalent to 15 days salary payable for each completed year of service or part thereof in excess of six months. Vesting occurs upon completion of five years of service. The Company accounts for the liability for gratuity benefits payable in future based on an actuarial valuation. The difference between the fair value of plan assets and benefit obligation recognized, is reported in the balance sheet as a net asset or liability.

•	Medical Benefit

The Company reimburses domiciliary and hospitalization expenses incurred by eligible and qualifying employees and their dependent family members not exceeding certain specified limits under the Tata Communications employee’s medical reimbursement scheme. The scheme provides for cashless hospitalization where the claims are directly settled / reimbursed by the Company. Tata Communications India account for the liability for medical benefits based on an actuarial valuation.

•	Pension Plan

Benefits under the pension plan covered by purchased annuity contracts are excluded from benefit obligations. On the date of purchase, the excess of the purchase price of the participating annuity contract over the price of an equivalent non participating annuity contract is recognized as an asset and is subsequently measured at fair value.

B.	International:

The Company’s defined benefit pension plans, covering certain employees, include a contributory plan, a non-contributory plan and a supplementary employee retirement plan (“SERP”). The benefits under the defined benefit plans are based on various factors, such as years of service and compensation. For certain employees, the Company also offers a non-pension post-retirement benefit plan covering retiree life insurance and health care coverage. In addition to these plans, there are defined contribution plans qualifying under Section 401(k) of the Internal Revenue Code for U.S. employees, a Registered Retirement Savings plan (“RRSP”) for Canadian employees, enabling qualified employees to contribute on a tax-deferred basis, and a Group Stakeholder Pension Plan (“GSPP”) for UK employees, enabling qualified employees to contribute on a tax-deferred basis.

The Company also has a defined contribution plan in South Africa under which it pays a fixed percentage of employees’ remuneration as contributions into a separate fund, and will have no further legal or constructive obligations to pay additional contributions if the fund does not hold sufficient assets to pay all employee benefits relating to employee services in the current and prior periods. Contributions to defined contribution plans in respect of services during a period are recognised as an employee benefit expense when they are due.

•	Actuarial gain (loss)

The corridor method is used to amortize actuarial gains and losses (such as changes in actuarial assumptions and experience gains and losses). Under the corridor method, amortization is recorded only if the accumulated net actuarial gains or losses exceed 10% of the greater of the projected benefit obligation and the value of the plan assets.

Fair Value Measurements
x.	Fair Value Measurements

Company measures the fair value of financial instruments in accordance with ASC 820-10 “Fair Value Measurement and Disclosure” which establishes the frame work for measuring fair value and also provides certain disclosure requirements. Primarily, AFS investment, derivative assets and liabilities are carried at fair value.

The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable and consists of the following three levels:

Level 1—Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2—Inputs are quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.

Level 3—Inputs which are unobservable reflecting internal assumptions are used in pricing assets or liabilities.

New Accounting Pronouncements
y.	New accounting pronouncements

In December 2011, the FASB issued ASU 2011-11 “Balance Sheet (Topic 201): Disclosure about Offsetting Assets and Liabilities”. The new accounting guidance requires entities to disclose information about offsetting and related arrangements to enable financial statement users to understand the effect of such arrangements on the statement of financial position as well as to improve comparability of balance sheets prepared under USGAAP and IFRS. Further in January 2013, the FASB issued ASU 2013-01 “Balance Sheet (Topic 201): Clarifying the scope of Disclosures about Offsetting Assets and Liabilities”. The amendments clarify that the scope of Update 2011-11 applies to derivatives instruments accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. The new guidance as well as the clarification is effective for fiscal years beginning on or after January 1, 2013 and interim periods within those years. The Company is in the process of assessing the effect of adoption of ASU 2011-11 and ASU 2013-01 on the Company’s consolidated financial positions and results of operations.

In July 2012, the FASB issued ASU 2012-02 “Intangibles—Goodwill and Other (Topic 350): Testing indefinite-lived intangible assets for Impairment”. Under the revised guidance the entities testing impairment of indefinite-lived intangible assets other than goodwill have the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. Entities electing to perform a qualitative assessment is no longer required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Company is in the process of assessing whether or not to elect the option to evaluate the qualitative factors in future years.

In February 2013, the FASB issued ASU 2013-02 “Comprehensive Income (Topic 220)—Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. The new guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The new guidance is effective prospectively for reporting periods beginning after December 15, 2012. Other than the presentation changes that would be required by ASU 2013-02, the adoption of this ASU will not have a material impact on the Company’s consolidated financial positions and results of operations.

In February 2013, the FASB issued ASU 2013-04 “Liabilities (Topic 405)—Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date”. The guidance in this Update requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in this update also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments in this Update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013 and should be applied retrospectively to all prior periods presented for those obligations resulting from joint and several liability arrangements within the Update’s scope that exist at the beginning of an entity’s fiscal year of adoption. The adoption of ASU 2013-04 will not have a material impact on the Company’s consolidated financial positions and results of operations.

Convenience Translation
z.	Convenience Translation

The consolidated financial statements have been expressed in Indian rupees (“ Rs. ”), the Company’s reporting currency. For the convenience of the readers in the United States of America the consolidated financial statements as of and for the year ended March 31, 2013 have been translated into US dollars at US$ 1.00 = Rs. 54.52 based on the certified foreign exchange rates published by Federal Reserve Bank of New York on March 31, 2013. Such convenience translation should not be construed as a representation that the Indian rupee amounts have been or could be converted into US dollars at this or at any other rate of exchange, or at all.

Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2013
Intangible Assets Useful Lives

Customer relationships, computer software and favorable lease are amortized using the straight-line method, over the following estimated economic useful lives:

Years
Customer relationships	7 to 10
Computer software	3 to 8
Licenses	License term
Favorable Lease	Period of Lease
Brand	Indefinite

Estimated Useful Economic Lives of Property, Plant and Equipment

The estimated useful economic lives are as follows:

Years
Leasehold improvements	Lesser of useful life or term of lease
Buildings	12 to 58
Plant and machinery	2 to 20
Computers	3 to 8
Motor vehicles	3 to 5
Furniture and fixtures	3 to 15

Business Acquisition (Tables)	12 Months Ended
Mar. 31, 2013
Fair Value of Assets Acquired and Liabilities Assumed at Acquisition Date

The following table summarises the consideration paid for SEPCO Group and fair value of the assets acquired and liabilities assumed at the acquisition date, as well as the fair value at the acquisition date of the non-controlling interest in SEPCO Group.

At May 30, 2011	In millions
Consideration
Cash	Rs.	2,806
Fair value of Company’s previously held interest prior to business combination		11,821

	Rs.	14,627

Recognized Amount of Identifiable Assets Acquired and Liabilities Assumed
Recognized amount of identifiable assets acquired and liabilities assumed
	In millions
Cash and cash equivalents	Rs.	758
Accounts Receivable		2,882
Prepaid and other assets		826
Property, plant and equipment		23,862
Identifiable intangible assets		3,188
Deferred tax assets (net)		5,252
Account payable and other liabilities		(9,190)
Borrowings		(33,968)

Total identifiable net liabilities		(6,390)

Non-controlling interest		(1,146)
Goodwill		22,163

	Rs.	14,627

Supplemental Unaudited Pro-forma Results of Operations

The following table presents unaudited supplemental pro-forma results of operations for fiscals 2011 and 2012 giving effect to the acquisition relating to SEPCO Group, as if it had occurred on April 1, 2010:

	As of March 31,
	2011		2012
	(unaudited)
	(In millions)
Revenues from telecommunication services	Rs.	126,607	Rs.	142,177
Net loss		(14,101)		(13,002)

Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	As of March 31,
	2012		2013
	(In millions)
Cash	Rs.	1	Rs.	1	US$	—
Current account balances and deposits with banks in Indian rupees		611		3,001		55
Current account balances and deposits with banks in foreign currencies		2,146		2,707		50

Total	Rs.	2,758	Rs.	5,709	US$	105

Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Allowances for Uncollectible Acounts Receivable

Changes in the allowances for uncollectible accounts receivable are as follows:

	As of March 31,
	2011		2012	2013
	(In millions)
Beginning balance	Rs.	2,502	Rs. 2,452	Rs.	3,267	US$	60
Additional allowances for the year		974	1,070		1,255		23
Recoveries		(490)	(423)		(363)		(7)
Uncollectible receivables written off		(527)	—		(57)		(1)
Foreign currency translation adjustment		(7)	168		55		1

Ending balance	Rs.	2,452	Rs. 3,267	Rs.	4,157	US$	76

Due from Major Customers

Balances due from major customers are as follows:

	As of March 31, 2012
	(In millions, except percentages)
Customer H	Rs.	2,958	11%
Customer F		1,349	5%
Customer Q		808	3%
Customer G		613	2%
Customer C		464	2%
Others		20,020	77%

Total	Rs.	26,212	100%

	As of March 31, 2013
	(In millions, except percentages)
Customer H	Rs.	3,715	US$	68	12%
Customer Q		1,838		34	6%
Customer G		888		16	3%
Customer S		786		15	2%
Customer R		618		11	2%
Others		24,265		445	75%

Total	Rs.	32,110	US$	589	100%

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2013
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets include the following:

	As of March 31,
	2012		2013
	(In millions)
Prepaid expenses	Rs.	3,439	Rs.	3,112	US$	57
Advances to suppliers and contractors (net of allowances of Rs. 70 million and Rs. 131 million as of March 31, 2012 and 2013 respectively)		325		265		5
Deferred income taxes (See note 18)		2,132		2,405		44
Recoverable indirect tax		672		1,103		20
Derivative financial instruments		—		51		1
Others (net of allowances of Rs. 617 million and Rs. 588 million as of March 31, 2012 and 2013 respectively)		1,005		1,012		19

Total	Rs.	7,573	Rs.	7,948	US$	146

Investments (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Investments

Investments consist of the following:

	As of March 31,
	2012		2013
	(In millions)
Current investments
Investments available-for-sale, at fair value	Rs.	—	Rs.	5,689	US$	104
Non-current investments
Investments at cost, net		4,104		4,109		75

Total	Rs.	4,104	Rs.	9,798	US$	179

Unrealized Gains and Losses from Investments in Available-for-Sale Securities

Information on unrealized gains and losses from investments in available-for-sale securities is as follows:

	Amortized cost		Gross Unrealized gains		Fair value
	(In millions)
Available-for-sale securities
As of March 31,2012;
Mutual Funds	Rs.	—	Rs.	—	Rs.	—

Total available-for-sale securities	Rs.	—	Rs.	—	Rs.	—

As of March 31,2013;
Mutual Funds	Rs.	5,684	Rs.	5	Rs.	5,689

Total available-for-sale securities	Rs.	5,684	Rs.	5	Rs.	5,689

	US$	104	US$	—	US$	104

Investments in Equity Method Investees (Tables)	12 Months Ended
Mar. 31, 2013
Combined Financial Information of SEPCO Group Accounted for Under Equity Method

Summarized combined financial information of SEPCO Group accounted for under the equity method is as follows:

	2011		2012*
	(In millions)
Revenues	Rs.	14,807	Rs.	2,607
Network and transmission cost		7,993		1,278
Loss from continuing operations before taxes		11,175		1,985
Net loss		11,293		1,985

*	Till the date of acquisition.

Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment, Net

	As of March 31,
	2012		2013
	(In millions)
Land	Rs.	921	Rs.	926	US$	17
Leasehold improvements		1,405		1,950		36
Buildings		8,637		8,478		155
Plant and machinery		181,235		201,770		3,701
Computers		8,854		9,646		177
Motor vehicles		7		7		—
Furniture and fixtures		1,806		1,937		35

Property, plant and equipment at cost		202,865		224,714		4,121
Less: Accumulated depreciation		(72,761)		(92,533)		(1,697)

		130,104		132,181		2,424
Add: Construction in progress		10,989		7,629		140

Property, plant and equipment, net	Rs.	141,093	Rs.	139,810	US$	2,564

Reconciliation of Asset Retirement Obligations

The following is a reconciliation of the asset retirement obligations for fiscals 2012 and 2013.

	2012		2013
	(In millions)
Asset retirement obligations, April 1,	Rs.	632	Rs.	798	US$	15
Liabilities incurred during the year		48		29		—
Accretion expense		24		43		1
Foreign currency translation adjustments		94		54		1

Asset retirement obligations, March 31,	Rs.	798	Rs.	924	US$	17

IRU
Plant and Machinery Include IRU's

As of March 31, 2012 and 2013, plant and machinery include IRU’s as follows:

	As of March 31,
	2012		2013
	(In millions)
IRUs	Rs.	23,745	Rs.	26,990	US$	495
Accumulated amortization		(8,243)		(10,337)		(190)

IRUs, net	Rs.	15,502	Rs.	16,653	US$	305

Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2013
Aggregate Amortization Expense for Intangible Assets	The aggregate amortization expense for intangible assets is estimated to be:

Year ending March 31,	(In millions)
2014	Rs.	1,505	US$	28
2015		1,149		21
2016		486		9
2017		360		7
2018		315		6
Thereafter		411		8

Intangible Assets

	(In millions)
	Gross carrying amount		Accumulated amortization		Net carrying amount
As of March 31, 2012:
Computer software	Rs.	6,524	Rs.	3,588	Rs.	2,936
Customer relationships		3,997		2,596		1,401
Brand “Neotel”		1,614		—		1,614
License		69		6		63
Favorable lease		60		27		33

	Rs.	12,264	Rs.	6,217	Rs.	6,047

As of March 31, 2013:
Computer software	Rs.	8,463	Rs.	5,079	Rs.	3,384
Customer relationships		4,046		3,185		861
Brand “Neotel”		1,426		—		1,426
License		62		9		53
Favorable lease		53		53		—

	Rs.	14,050	Rs.	8,326	Rs.	5,724
	US$	258	US$	153	US$	105

IRU
Aggregate Amortization Expense for Intangible Assets

The estimated amortization of IRU’s for each of the five fiscal years subsequent to March 31, 2013 is as follows:

	Year ending March 31,
	(In millions)
2014	Rs.	1,645	US$	30
2015		1,468		27
2016		1,457		27
2017		1,450		27
2018		1,447		26
Thereafter		9,186		168

Goodwill (Tables)	12 Months Ended
Mar. 31, 2013
Movement in Carrying Value of Goodwill

The following table presents the movement in carrying value of goodwill:

	As of March 31,
	2012		2013
	(In millions)
Beginning balance	Rs.	6,361	Rs.	29,430	US$	540
Additions during the year		22,163		—		—
Foreign currency translation adjustment		906		(2,280)		(42)

Ending balance	Rs.	29,430	Rs.	27,150	US$	498

Goodwill in Respect of Reporting Units and Segments

The Company’s goodwill is in respect of the following reporting units and segments:

Reporting Unit	As of March 31,
	2012		2013
	(In millions)
International Voice	Rs.	4,178	Rs.	4,459	US$	82
Global Data and Managed Services India		2,116		2,116		39
Content Delivery Network		668		713		13
South Africa Operations		22,468		19,862		364

Total	Rs.	29,430	Rs.	27,150	US$	498

Other Non-Current Assets (Tables)	12 Months Ended
Mar. 31, 2013
Other Non-Current Assets

Other non-current assets consist of the following:

	As of March 31,
	2012		2013
	(In millions)
Prepaid Rent	Rs.	1,933	Rs.	1,911	US$	35
Prepaid expense		2,473		2,493		46
Deferred income taxes (See note 18)		790		454		8
Prepaid pension asset		2,142		1,808		33
Amount paid under protest
• License Fee		2,899		1,741		32
• Others		—		256		5
Others		1,866		2,319		42

Total	Rs.	12,103	Rs.	10,982	US$	201

Accounts Payable (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Accounts Payables

Accounts payable consists of the following:

	As of March 31,
	2012		2013
	(In millions)
Interconnect charges payable	Rs.	16,767	Rs.	17,834	US$	327
Payables for capital and other supplies		11,642		12,487		229

Total	Rs.	28,409	Rs.	30,321	US$	556

Short-Term Debt and Current Portion of Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Short-Term Debt

Short-term debt comprises:

	As of March 31,
	2012		2013
	(In millions)
Buyers credit	Rs.	1,258	Rs.	1,497	US$	27
Other bank loans		9,798		9,270		170
Current portion of long-term debt		5,061		20,875		383

Total	Rs.	16,117	Rs.	31,642	US$	580

Maximum amount of bank debt outstanding during the year	Rs.	15,075	Rs.	21,622	US$	397
Weighted average interest rate		2.57%		3.28%
Unutilized lines of short-term credit	Rs.	5,921	Rs.	11,135	US$	204

Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities comprise the following:

	As of March 31,
	2012		2013
	(In millions)
Unearned revenues	Rs.	5,548	Rs.	6,627	US$	121
License fees		696		665		12
Deposits from customers and contractors		2,128		963		18
Accrued payroll		4,287		4,740		87
Interest payable		669		606		11
Other accrued expenses		6,348		9,257		170
Derivative financial instruments		1,571		411		7
Other current liabilities		2,049		2,213		41

Total	Rs.	23,296	Rs.	25,482	US$	467

Long-Term Debt, Net of Current Portion (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Long-term debt

Long-term debt comprises the following:

	Interest Rates %	Maturities	As of March 31,
			2012		2013
			(In millions)
Term loan from bank – US$	LIBOR + 4.00%	January 2014	Rs.	6,365	Rs.	6,793	US$	125
Term loan from bank – US$	LIBOR + 2.90%	December 2013 to December 2015		38,954		41,570		762
Term loan from bank – US$	LIBOR + 4.70%	July 2014 to July 2016*		2,546		2,717		50
Term loan from bank – US$	LIBOR + 1.35%	March 2012 to March 2020		1,869		1,933		35
Term loan from bank – US$	LIBOR + 3.75%	November 2014 to November 2016*		509		543		10
Term loan from bank – US$	LIBOR + 0.65%	September 2012 to September 2021		5,270		5,032		92
Term loan from bank – US$	LIBOR + 3.55%	December 2015 to December 2017		—		5,434		100
Term loan from bank – SGD	SOR + 3.30%	January 2016		—		2,669		49
Term loan from bank – ZAR#	JIBAR + 4.75%	December 2014 to March 2018		16,937		15,573		286
Term loan from bank – ZAR#	JIBAR + 6.75%	December 2014 to March 2020		1,325		1,176		22
Term loan from Financial Institution – ZAR#	JIBAR + 4.75%	June 2013 to September 2016		2,033		1,211		22
Term loan from bank – ZAR#	JIBAR + 5.21%	June 2013 to September 2016		1,329		1,175		22
Term loan from Financial Institution – ZAR#	JIBAR + 2.50%	December 2014 to March 2020		2,437		2,338		43
Term loan from Financial Institution – ZAR#	JIBAR + 6.00%	December 2014 to March 2020		5,301		4,702		86
Term loan from bank – ZAR#	12.71% – Fixed	Quarterly until September 2020		930		807		15
Loans from non-controlling shareholders of Neotel – ZAR@	JIBAR + 2.50%			4,638		4,613		84
Fixed Rate Senior Unsecured Notes – SG$**	4.25% – Fixed	February 2016		—		10,938		200
Loans from finance Company – US$	3.95% – Fixed	October 2012 to October 2017		963		1,290		24
Non convertible debentures ***	9.50% – 11.25% – Fixed	July 2012 to July 2019		11,500		5,500		101
Term loans from banks and finance Company	9.0% –10.00% – Fixed	June 2014 to October 2015		1,485		1,420		26

Total			Rs.	104,391	Rs.	117,434	US$	2,154
Less: Current portion of long-term debt				5,061		20,875		383

Long-term debt, net of current portion			Rs.	99,330	Rs.	96,559	US$	1,771

*	The Company has given prepayment notice to the bank in March 31, 2013 and subsequently repaid the loan in April, 2013.
**	The SG$ 250,000,000 4.25 per cent. Senior notes due in 2016 (the “Notes”) was issued by Tata Communications (Netherlands) B.V. (a subsidiary of TCIPL) (the “Issuer”). The Notes constitute senior unsecured obligations of the Issuer and will rank at all times pari passu without any preference among themselves and at least equally with all other present and future outstanding unsecured and unsubordinated obligations of the Issuer but, in the event of insolvency, only to the extent permitted by applicable laws relating to creditors’ rights. These notes are guaranteed by the Company.
***	The non-convertible debentures to the extent of Rs. 2,500 million (US$ 46 million) are secured against Tata Communications India’s property plant and equipment with carrying amount of Rs. 3,205 million (US$ 59 million).
#

The ZAR denominated loans of the Company to the extent of Rs. 26,982 million (US$ 495 million) are secured against the property, plant and equipment’s, other non-current assets and current assets pertaining to South Africa Operations with carrying amount of Rs. 27,715 million (US$ 508 million).

@	As on March 31, 2013, loans from Neotel’s non-controlling shareholders of Rs. 4,613 million (US$ 84 million) is payable upon settlement of all bank loans of Neotel.

Scheduled Maturity of Long-Term Debt

The scheduled maturity of long-term debt as of March 31, 2013 is set out as below:

	As at March 31, 2013
	(In millions)
Due in the years ending March 31,
2014	Rs.	20,875	US$	383
2015		29,187		535
2016		31,746		582
2017		9,625		177
2018		11,233		206
Thereafter		14,768		271

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Expense (Benefit)

The income tax expense/(benefit) consists of the following:

	For the year ended March 31,
	2011		2012		2013
	(In millions)
Income /(Loss) before income taxes
Domestic	Rs.	1,785	Rs.	2,287	Rs.	5,005	US$	92
Foreign		(3,466)		2,949		(10,098)		(186)

	Rs.	(1,681)	Rs.	5,236	Rs.	(5,093)	US$	(94)
Current income tax expense:
Domestic	Rs.	788	Rs.	1,884	Rs.	2,313	US$	42
Foreign		222		(653)		108		2
Deferred income tax:
Domestic		43		(1,640)		(543)		(10)
Foreign		(288)		5,547		150		3

Total	Rs.	765	Rs.	5,138	Rs.	2,028	US$	37

Tax Effects of Significant Timing Differences on Income Tax Expense (Benefit)

Tax effects of significant timing differences on the income tax expense (benefit) are as follows:

	For the year ended March 31,
	2011		2012		2013
	(In millions)
Differences in carrying amounts of property, plant and equipment for accounting and income tax purposes	Rs.	276	Rs.	(122)	Rs.	(343)	US$	(6)

Unearned revenues		(84)		41		175		3
Allowances for uncollectible receivables and other current assets		(47)		(188)		(82)		(1)

Net operating loss		—		5,028		172		3

Minimum alternate tax credit		—		(183)		—		—

Interest and expenses allowed on payment basis		(152)		(638)		(550)		(10)

Tax on undistributed earnings of subsidiary		—		126		(9)		—
Others		(238)		(157)		244		4

Total	Rs.	(245)	Rs.	3,907	Rs.	(393)	US$	(7)

Reconciliation of Estimated Income Taxes at Indian Statutory Income Tax Rate to Income Tax Expense

The following is the reconciliation of estimated income taxes at the Indian statutory income tax rate to income tax expense as reported:

	For the year ended March 31,
	2011		2012		2013
	(In millions)
Income /(loss) before income tax	Rs.	(1,681)	Rs.	5,236	Rs.	(5,093)	US$	(94)
Statutory income tax rate		33.22%		32.45%		32.45%		32.45%

Expected income tax expense/(benefit) at statutory rate		(558)		1,699		(1,652)		(31)
Adjustments to reconcile expected income tax expense to reported income tax expense:
State taxes, net of federal tax benefits		1		(7)		(7)		—
Differences arising from different tax rates in other tax jurisdictions and income taxed at differential rate		397		580		883		16
Changes in enacted tax rate for TCL India and its subsidiaries in other tax jurisdictions		(9)		434		373		7
Changes in valuation allowance including losses of overseas subsidiaries		3,258		4,608		2,125		39
Equity in net loss of equity method investee		(1,839)		3,442		(77)		(1)

Fair value gain on investment of Neotel		—		(3,584)		—		—

Non deductible interest expense		100		—		—		—
Tax on undistributed earnings of subsidiary		—		126		(9)		—
Others, net		(585)		(2,160)		392		7

Income tax expense/(benefit)	Rs.	765	Rs.	5,138	Rs.	2,028	US$	37

Changes in Valuation Allowances

Changes in valuation allowances

	For the year ended March 31,
	2012		2013
	(In millions)
Beginning balance	Rs.	(11,676)	Rs.	(20,219)	US$	(371)
Increase on account of business combination		(2,465)		—		—
Increases for the current year		(4,608)		(2,125)		(39)
Reduction in deferred tax assets and corresponding valuation allowance pertaining to earlier years		—		1,622		30
Effect of foreign currency translation		(1,470)		869		16

Ending Balance	Rs.	(20,219)	Rs.	(19,853)	US$	(364)

Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows:

	For the year ended March 31,
	2012		2013
	(In millions)
Tax effect of:
Deferred tax assets:
Net operating losses carry-forwards	Rs.	16,271	Rs.	16,404	US$	301
Losses of equity method investee		—		77		1
Differences in carrying amounts of property, plant and equipment for accounting and income tax purposes		3,307		2,097		38
Allowances for uncollectible receivables and other current assets		1,067		1,276		23
Unearned revenues		3,762		3,520		65
National long distance license fees		154		143		3
Interest and expenses allowed on payment basis		2,031		3,022		55
Minimum alternate tax credit		183		183		3
Others		1,612		1,481		28

Gross deferred tax assets	Rs.	28,387	Rs.	28,203	US$	517
Less: Valuation allowance		(20,219)		(19,853)		(364)

Net deferred tax assets		8,168		8,350		153

Deferred tax liabilities:
Differences in carrying amounts of property, plant and equipment for accounting and income tax purposes		7,781		7,414		136
Prepaid pension asset		448		418		8
Tax on undistributed earnings of subsidiary		126		117		2
Others		69		78		1

Total	Rs.	8,424	Rs.	8,027	US$	147

Net deferred tax (liability)/Assets	Rs.	(256)	Rs.	323	US$	6

Current deferred tax asset, net	Rs.	2,132	Rs.	2,405	US$	44
Non-current deferred tax asset, net		790		454		8
Current deferred tax liability, net		1		1		—
Non-current deferred tax liability, net		3,177		2,535		46

Deferred Tax Assets on Net Operating Losses

Deferred tax assets on net operating losses, which would expire based on the year of origination are as follows:

Jurisdiction	Deferred Tax Assets on Net Operating Losses
	Fiscal 2013 (In millions)				Expiration of operating losses
US	Rs.	2,372	US$	44	Between 2018 and 2032
Canada		1,209		22	Between 2026 and 2033
India		632		12	2016 to 2020
APAC		227		4	Unlimited
Europe		2,142		39	4 years and higher
South Africa		9,822		180	Unlimited

Tax Effect/(Benefit) Allocated to Each Component of Other Comprehensive Loss

Tax effect/(benefit) allocated to each component of other comprehensive loss are as follows:

	For the year ended March 31,
	2011		2012		2013
	(In millions)
Unrealised (loss)/gain on available-for-sale securities	Rs.	(19)	Rs.	(1)	Rs.	1	US$	—
Employee benefit plans		94		(150)		(208)		(4)

Ending Balance	Rs.	75	Rs.	(151)	Rs.	(207)	US$	(4)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the year ended March 31,
	2012		2013
	(In millions)
Beginning Balance	Rs.	6,999	Rs.	7,412	US$	136
Increase on account of business combinations		64		—		—
Increases related to current year tax positions		347		272		5
Decreases related to prior year tax positions		(26)		(64)		(1)
Foreign currency translation		28		5		—

Ending Balance	Rs.	7,412	Rs.	7,625	US$	140

Other Non-Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Other Non- Current Liabilities

Other non-current liabilities include the following:

	As of March 31,
	2012		2013
	(In millions)
Deferred Income taxes (See note 18)	Rs.	3,177	Rs.	2,535	US$	46
Unearned revenues		32,170		37,672		691
Employee retirement benefits		1,197		926		17
License fees		1,741		1,741		32
Interest received relating to license fees litigation (See note 13)		—		1,104		20
Derivative financial instruments		218		70		1
Others		2,226		2,665		50

Total	Rs.	40,729	Rs.	46,713	US$	857

Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Loss

The cumulative balances included in accumulated other comprehensive loss are:

	As of March 31,
	2012		2013
	(In millions)
Net unrealized gain on available-for-sale securities, net of taxes	Rs.	—	Rs.	4	US$	—
Foreign currency translation adjustment		(4,098)		(8,552)		(156)
Effective portion of net loss on derivative instrument designated as cash flow hedge		(23)		(39)		(1)
Funded status on employee benefit plans		(238)		(765)		(14)

Total	Rs.	(4,359)	Rs.	(9,352)	US$	(171)

Other Non-Operating Income, Net (Tables)	12 Months Ended
Mar. 31, 2013
Other Non Operating Income Net

Other non-operating income consists of the following:

	As of March 31,
	2011		2012		2013
	(In millions)
Dividend Income	Rs.	3	Rs.	—	Rs.	—	US$	—
Foreign exchange gain/(loss), net		339		380		(179)		(3)
Liabilities no longer required to be settled that have been written back		625		9		149		3
Others (net)		1,225		26		605		11

Total	Rs.	2,192	Rs.	415	Rs.	575	US$	11

Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2013
Foreign Pension Plans, Defined Benefit
Summary of Changes in Benefit Obligations and Plan Assets for Defined Benefit Plans

The following table summarizes changes in benefit obligations and in the plan assets for the contributory and non-contributory defined benefit pension plans:

	Pension Plans
	Contributory						Non-contributory
	2012		2013				2012		2013
	(In millions)

Benefit obligation, beginning of the year	Rs.	4,125	Rs.	4,905	US$	90	Rs.	3,699	Rs.	4,970	US$	91

Service cost		24		18		—		71		96		2

Interest cost		230		228		4		210		235		5

Benefits paid		(264)		(326)		(6)		(211)		(328)		(6)

Actuarial loss		332		265		4		788		406		7

Effect of foreign exchange rate changes		458		226		4		413		224		4

Benefit obligation, end of the year		4,905		5,316		96		4,970		5,603		103

Fair value of plan assets, beginning of the year		5,428		6,473		118		4,324		5,307		97

Expected return on plan assets		*706		*264		5		**539		**237		4

Contributions		—		—		—		163		258		5

Benefits paid		(264)		(326)		(6)		(211)		(328)		(6)

Effect of foreign exchange rate changes		603		303		6		492		243		5

Fair value of plan assets, end of the year		6,473		6,714		123		5,307		5,717		105

Funded status		1,568		1,398		27		337		114		2

Prepaid pension asset		1,568		1,398		27		337		114		2

Actuarial (gain) / loss recognized as a component of accumulated other comprehensive loss		*(127)		*270		5		**451		**393		7

*	This amount includes actuarial gain/(loss) of Rs. 458 million and Rs. (5) million on plan assets for fiscal 2012 and 2013 respectively.
**	This amount includes actuarial gain of Rs. 337 million and Rs. 13 million on plan assets for fiscal year 2012 and 2013 respectively.

Net Benefit Cost

The components of pension expense are as follows:

	Year ended March 31,
	2011		2012		2013
	(In millions)
Service cost	Rs.	96	Rs.	102	Rs.	120	US$	2
Interest cost		433		453		475		9
Expected Return on assets		(482)		(450)		(493)		(9)
Amortization of actuarial (gain)/loss		(1)		(1)		90		2

Net pension cost	Rs.	46	Rs.	104	Rs.	192	US$	4

Assumptions Used in Accounting

The assumptions used in accounting for the pension plans and the other benefit plans on a weighted-average basis are as follows:

	Years ended March 31,
	2012	2013
	(%)	(%)
Discount rate used for benefit obligations	4.50	4.00
Expected long-term return on plan assets	4.50	4.00
Inflation	2.00	2.00
Rate of compensation increase	3.00	3.00

Fair Value of Pension and Gratuity Plan Assets

The fair value of Company’s pension plan assets at March 31, by asset category are as follows:

	As of March 31, 2012 (In millions)
	Level 1		Level 2		Level 3		Total
Cash	Rs.	21	Rs.	—	Rs.	—	Rs.	21
Canadian – Mutual Fund (Equity)		846		—		—		846
Canadian – Mutual Fund (Money Market)		288		—		—		288
Canadian – Mutual Fund (Debt)		9,709		—		—		9,709
Other – Mutual Fund (Equity)		916		—		—		916

Total	Rs.	11,780	Rs.	—	Rs.	—	Rs.	11,780

	As of March 31, 2013 (In millions)
	Level 1		Level 2		Level 3		Total
Cash	Rs.	19	Rs.	—	Rs.	—	Rs.	19	US$	—
Canadian – Mutual Fund (Equity)		947		—		—		947		17
Canadian – Mutual Fund (Money Market)		272		—		—		272		5
Canadian – Mutual Fund (Debt)		10,190		—		—		10,190		187
Other – Mutual Fund (Equity)		1,003		—		—		1,003		19

Total	Rs.	12,431	Rs.	—	Rs.	—	Rs.	12,431	US$	228

Gratuity Plan
Summary of Changes in Benefit Obligations and Plan Assets for Defined Benefit Plans

The following table sets out the status of the gratuity plans and the amounts recognized in the Company’s consolidated financial statements.

	As of March 31,
	2012		2013
	(In millions)
Change in benefit obligation:
Benefit obligation, beginning of the year	Rs.	541	Rs.	620	US$	11
Service cost		45		54		1
Interest cost		43		50		1
Actuarial loss		20		48		1
Benefits paid		(29)		(101)		(2)
Transfer to other company		—		(23)		—

Benefit obligation, end of the year	Rs.	620	Rs.	648	US$	12

Change in plan assets:
Fair value of plan assets, beginning of the year		496		542		10
Expected return on plan assets		33		59		1
Employer contributions		42		86		2
Transfer to other company		—		(23)		—
Benefits paid		(29)		(101)		(2)

Fair value of plan assets, end of the year	Rs.	542	Rs.	563	US$	11

Accrued liability included in other current liabilities Rs. 75 million (fiscal 2012 Rs. 69 million) and Rs. 10 million in other non-current liabilities (fiscal 2012 Rs. 9 million)	Rs.	(78)	Rs.	(85)	US$	(1)
Actuarial (gain)/loss and past service cost recognized as a component of accumulated other comprehensive loss		*27		*33		1

*	This amount includes actuarial gain/(loss) of Rs. (7) million and Rs. 15 million on plan assets for the fiscal 2012 and 2013 respectively.

Net Benefit Cost

Net gratuity cost in fiscals 2011, 2012 and 2013 consist of the following:

	As of March 31,
	2011		2012		2013
	(In millions)
Service cost	Rs.	43	Rs.	45	Rs.	54	US$	1
Interest cost		32		43		50		1
Amortization of past service cost		7		7		7		—
Actual return on plan assets		(27)		(40)		(43)		(1)

Net gratuity cost	Rs.	55	Rs.	55	Rs.	68	US$	1

Assumptions Used in Accounting

The assumptions used in accounting for the gratuity plans are set out below:

	As of March 31,
	2011	2012	2013
	(%)
Discount rate	8.25	8.50	8
Rate of increase in compensation levels of covered employees	6	6.0-10.0	6.0-10.0
Rate of return on plan assets	8	8	8

Fair Value of Pension and Gratuity Plan Assets

The fair value of Company’s gratuity plan assets at March 31, by asset category are as follows:—

	As of March 31, 2012
	(In millions)
	Level 1		Level 2		Level 3		Total
Mutual funds	Rs.	—	Rs.	541	Rs.	—	Rs.	541
Long Term Bonds		—		1		—		1

Total	Rs.	—	Rs.	542	Rs.	—	Rs.	542

	As of March 31, 2013
	(In millions)
	Level 1		Level 2		Level 3		Total
Mutual funds	Rs.	—	Rs.	563	Rs.	—	Rs.	563	US$	11

Estimated Future Benefit Payment

The expected benefit payments to be paid for future service are based on the same assumptions used to measure Tata Communications gratuity obligation as of March 31, 2013 and are as follows:

Year ending March 31,	(In millions)
2014	Rs.	218
2015		270
2016		268
2017		286
2018		311
2019-2024		1,735

Changes in Benefit Obligations

The following table sets out the amounts recognized in the Company’s consolidated financial statements.

	As of March 31,
	2012		2013
	(In millions)
Change in benefit obligation:
Benefit obligation, beginning of the year	Rs.	454	Rs.	520	US$	10
Service cost		5		6		—
Interest cost		35		43		1
Actuarial loss		94		92		2
Benefits paid		(68)		(93)		(2)
Benefit obligation, end of the year (included in other current liabilities Rs. 39 million (fiscal 2012 Rs. 37 million) and other non-current liabilities Rs. 529 million (fiscal 2012 Rs. 483 million))	Rs.	520	Rs.	568	US$	11
Actuarial loss recognized as a component of accumulated other comprehensive loss		94		92		2

Medical Benefits
Assumptions Used in Accounting	The assumptions used in accounting for the medical benefit plan are set out below:

	2012	2013
	(%)	(%)
Discount rate	8.50	8
Rate of increase in compensation levels of covered employees	6.0-10.0	6.0-10.0

Estimated Future Benefit Payment

The expected benefit payments to be paid for future service are based on the same assumptions used to measure Tata Communications medical obligation as on March 31, 2013 and are as follows:

Year ending March 31,	(In millions)
2014	Rs.	41
2015		43
2016		45
2017		46
2018		48
2019-2024		312

Medical Benefit Amount Recognized

The amounts recognized in the statement of operations for the year ended March 31, 2013:

	As of March 31,
	2011		2012		2013
	(In millions)
Service cost	Rs.	40	Rs.	5	Rs.	6	US$	—
Interest cost		35		35		43		1
Amortization of actuarial loss		9		11		17		—

Net Medical cost	Rs.	84	Rs.	51	Rs.	66	US$	1

Effect of One Percentage Point Change in Assumed Health Care Cost Trend Rates

A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	Year ended March 31,
	2012		2013
	1-Percentage-Point
	( Rs. millions)
	Increase	Decrease	Increase	Decrease
Effect on Interest Cost	1	(1)	1	(1)
Effect on post-retirement benefit obligation	13	(11)	13	(12)

Supplemental Employee Retirement Plans, Defined Benefit
Changes in Benefit Obligations

The following table summarizes changes in benefit obligations for the Companies Supplemental Employee Retirement Plan:

	Supplemental Employee Retirement Plan
	2012		2013
	(In millions)
Benefit obligation, beginning of the year	Rs.	156	Rs.	218	US$	4
Service Cost		5		3		—
Interest Cost		9		8		—
Benefits paid		—		(260)		(5)
Actuarial loss		29		51		1
Effect of foreign exchange rate changes		19		13		—
Benefit obligation, end of the year (included in other non-current liabilities)		218		33		—
Actuarial loss recognized as a component of accumulated other comprehensive loss		29		51		1

Foreign Other Post-retirement Plan
Changes in Benefit Obligations

The following table summarizes changes in benefit obligations for the Company’s post- retirement benefit obligations:

	Other Post-retirement Plan
	2012		2013
	(In millions)
Benefit obligation, beginning of the year	Rs.	74	Rs.	94	US$	2
Service Cost		2		3		—
Interest Cost		4		4		—
Benefits paid		(6)		(6)		—
Actuarial gain		11		(18)		—
Effect of foreign exchange rate changes		9		5		—
Benefit obligation, end of the year (included in other non-current liabilities)		94		82		2
Actuarial loss/(gain) recognized as a component of accumulated other comprehensive loss		11		(18)		—

Effect of One Percentage Point Change in Assumed Health Care Cost Trend Rates

Effect on post-retirement benefit obligation is as follows:

	Years ended March 31,
	2012		2013
	1-Percentage-Point
	( Rs. millions)
	Increase	Decrease	Increase	Decrease

Effect on post-retirement benefit obligation	10	(8)	7	(7)

Foreign Pension And Postretirement Benefit Plans Defined Benefit
Estimated Future Benefit Payment

The following benefit payments table provides expected benefit payments based on past and future services.

	Pension Benefits (Contributory and Non Contributory)				Other Benefits
	(In millions)
Years ending March 31,
2014	Rs.	569	US$	10	Rs.	8	US$	—
2015		569		10		9		—
2016		574		11		8		—
2017		574		11		8		—
2018		574		11		7		—
2019-2022		2,945		54		34		1

Leases (Tables)	12 Months Ended
Mar. 31, 2013
Future Minimum Non-cancelable Lease Rental Payments

The future minimum non-cancelable lease rental payments are as follows:

Years ending March 31,	(In millions)
2014	Rs.	5,135	US$	94
2015		4,272		78
2016		3,776		69
2017		2,977		55
2018		2,280		42
Thereafter		6,763		124

Total minimum lease commitments	Rs.	25,203	US$	462

Future Non-Cancelable Lease Rent Payments to be Received

Future non-cancelable lease rent payments to be received are as follows:

Years ending March 31,	(In millions)
2014	Rs.	409	US$	7
2015		358		6
2016		359		7
2017		358		7
2018		358		7
Thereafter		1,978		36
Total minimum lease receipts	Rs.	3,820	US$	70

Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2013
Fair Value Measurement of Derivative Instrument and Investment Securities

The fair value measurements of these derivative instruments and investment securities using the following inputs as of March 31, 2012 and 2013

	Fair Value measurements as at March 31, 2012
	Level 1		Level 2		Level 3		Total
Particulars	(In millions)
Liabilities

Derivatives not designated as hedging instrument:
Foreign currency contracts included in accrued expenses and other current liabilities	Rs.	—	Rs.	76	Rs.	—	Rs.	76
Interest rate swap contracts included in accrued expenses and other current liabilities		—		1,176		—		1,176
Interest rate swap contracts included in other non-current liabilities		—		242		—		242

Derivatives designated as hedging instrument:
Foreign Currency contracts included in accrued expenses and other current liabilities		—		319		—		319
Interest rate swap contracts included in other non-current liabilities		—		(24)		—		(24)

Total	Rs.	—	Rs.	1,789	Rs.	—	Rs.	1,789

	Fair Value measurements as at March 31, 2013
	Level 1		Level 2		Level 3		Total
Particulars	(In millions)

Assets

Derivatives not designated as hedging instrument:

Foreign currency contracts included in other current assets	Rs.	—	Rs.	51	Rs.	—	Rs.	51	US$	1

Available-for-sale investments		—		5,689		—		5,689		104

Total	Rs.	—	Rs.	5,740	Rs.	—	Rs.	5,740	US$	105

Liabilities

Derivatives not designated as hedging instrument:

Currency swap contracts included in other non-current liabilities	Rs.	—	Rs.	7	Rs.	—	Rs.	7	US$	—
Foreign Currency contracts included in accrued expenses and other current liabilities		—		5		—		5		—
Interest rate swap contracts included in accrued expenses and other current liabilities		—		321		—		321		6

Derivatives designated as hedging instrument:
Interest rate swap contracts included in accrued expenses and other current liabilities		—		85		—		85		1
Interest rate swap contracts included in other non-current liabilities		—		63		—		63		1

Total	Rs.	—	Rs.	481	Rs.	—	Rs.	481	US$	8

Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Loss Related to Derivatives Designated as Cash Flow Hedges

The following table summarizes the activity in accumulated other comprehensive loss related to derivatives designated as cash flow hedges during the year ended March 31, 2012 and 2013:

	(In millions)
	Year ended March 31, 2012		Year ended March 31, 2013
Beginning balance-loss	Rs.	291	Rs.	23	US$	1
Net unrealized loss/(gain) for the year		(25)		175		3
Realized gain/(loss) reclassified into earnings		(243)		(159)		(3)

Ending balance – loss	Rs.	23	Rs.	39	US$	1

Segment Information (Tables)	12 Months Ended
Mar. 31, 2013
Segment Information

Segment information for fiscals 2011, 2012 and 2013 is as follows:

	Year ended March 31, 2011
	Global Voice Solutions		Global Data and Managed Services		Total
	(In millions)
Revenues	Rs.	65,516	Rs.	48,324	Rs.	113,840
Interconnection Charges		55,065		9,916		64,981

Net revenues	Rs.	10,451	Rs.	38,408	Rs.	48,859

Other network and telecommunication costs		433		1,799		2,232
License fees		3		661		664

Segment results	Rs.	10,015	Rs.	35,948	Rs.	45,963

Unallocable costs:
Depreciation and amortization						13,980
Other operating costs						32,347
Operating loss						(364)
Non-operating loss, net						(1,317)
Loss before income tax						(1,681)
Income tax expense						(765)
Equity in net loss of equity method investees						(5,636)

Net loss					Rs.	(8,082)

	Year ended March 31, 2012
	Global Voice Solutions		Global Data and Managed Services		South African Operations		Total
	(In millions)
Revenues	Rs.	68,241	Rs.	56,677	Rs.	14,967	Rs.	139,885
Interconnection Charges		56,058		11,022		6,938		74,018

Net revenues	Rs.	12,183	Rs.	45,655	Rs.	8,029	Rs.	65,867

Other network and telecommunication costs		439		2,027		433		2,899
License fees		113		759		56		928
Depreciation and amortization		—		—		2,731		2,731
Other operating costs		—		1,325		6,360		7,685

Segment results	Rs.	11,631	Rs.	41,544	Rs.	(1,551)	Rs.	51,624

Unallocable costs:
Depreciation and amortization								15,598
Other operating costs								35,468
Operating income								558
Non-operating income, net								4,678
Profit before income tax								5,236
Dividend Tax								(92)
Income tax expense								(5,138)
Equity in net loss of equity method investees								(944)

Net loss							Rs.	(938)

	Year ended March 31, 2013
	Global Voice Solutions		Global Data and Managed Services		South African Operations		Total
	(In millions)
Revenues	Rs.	85,535	Rs.	67,417	Rs.	18,848	Rs.	171,800	US$	3,151
Interconnection Charges		71,368		13,763		6,549		91,680		1,682

Net revenues	Rs.	14,167	Rs.	53,654	Rs.	12,299	Rs.	80,120	US$	1,469

Other network and telecommunication costs		316		2,366		554		3,236		59
License fees		—		962		425		1,387		25
Depreciation and amortization		—		—		3,215		3,215		59
Other operating costs		—		3,081		8,242		11,323		208

Segment results	Rs.	13,851	Rs.	47,245	Rs.	(137)	Rs.	60,959	US$	1,118

Unallocable costs:
Depreciation and amortization								17,342		319
Other operating costs								43,846		804
Operating loss								(229)		(5)
Non-operating income, net								(4,864)		(89)
Loss before income tax								(5,093)		(94)
Dividend Tax								(92)		(2)
Income tax expense								(2,028)		(37)
Equity in net loss of equity method investees								(234)		(4)

Net loss							Rs.	(7,447)	US$	(137)

Information Regarding Company's Revenues

The following table sets forth information regarding the Company’s revenues:

	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2013
	(In Millions)
	Rs.	Rs.	Rs.	US$
GVS
International long distance and related products	61,282	65,261	82,779	1,518
National long distance	4,234	2,980	2,756	51

GDMS
Leased circuits and IRUs	11,034	13,015	16,446	301
Internet leased lines	5,694	5,898	7,265	133
Internet (including Corporate IP Transit)	8,242	6,170	7,011	129
Internet Data Center	3,143	3,503	3,781	69
Other	20,211	28,091	32,914	604
South Africa Operations	—	14,967	18,848	346

Total	113,840	139,885	171,800	3,151

Revenues Allocated Based on Location of Customers

Revenues have been allocated to countries based on location of the customers and are as follows:

	Year ended March 31, 2011		Year ended March 31, 2012		Year ended March 31, 2013
	(In millions)
India	Rs.	30,813	Rs.	34,744	Rs.	41,387	US$	759
United States Of America		17,893		19,435		22,082		405
United Kingdom		13,167		15,100		19,500		358
South Africa		1,609		14,643		18,453		338
Canada		5,849		5,567		6,137		113
Rest of the world		44,509		50,396		64,241		1,178

Total	Rs.	113,840	Rs.	139,885	Rs.	171,800	US$	3,151

Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2013
Related Party Transactions and Balances

The following table summarizes the related party transactions and balances included in the financial statements:

	Years ended March 31,
	Beneficial Owner and Subsidiaries			Principal Owners			Equity Method Investees			Total
	2011	2012	2013	2011	2012	2013	2011	2012	2013	2011	2012	2013	2013
	(In millions)
Nature of transactions	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	(US$)
Revenues from telecommunication services:-
Global Voice Solutions (including Rs. 786 million, Rs. 815 million and Rs. 1,119 million for fiscals 2011, 2012 and 2013 respectively from Tata Teleservices Ltd.)	1,168	1,069	1,421	—	—	—	473	83	30	1,641	1,152	1,451	27
Global Data and Managed Services (including Rs. 487 million, Rs. 783 million and Rs. 1,383 million for fiscals 2011, 2012 and 2013 respectively from Tata Teleservices Ltd.)	2,323	2,913	4,221	—	—	—	643	115	12	2,966	3,028	4,233	78

Revenues from telecommunication services total	3,491	3,982	5,642	—	—	—	1,116	198	42	4,607	4,180	5,684	105

Interest income	—	—	—	—	—	—	707	163	—	707	163	—	—
Interest expense	—	111	—	—	—	—	—	—		—	111	—	—
Network and transmission costs :-
Global Voice Solutions (including Rs. 394 million, Rs. 522 million Rs. 1,677 million for fiscals 2011, 2012 and 2013 respectively from Tata Teleservices Ltd.)	494	621	1,734	—	—	—	1,344	793	345	1,838	1,414	2,079	38
Global Data and Managed Services (including Rs. 550 million, Rs. 917 million and Rs. 679 million for fiscals 2011, 2012 and 2013 respectively from Tata Teleservices Ltd.)	1,164	1,841	1,694	—	—	—	212	32	—	1,376	1,873	1,694	31

Network and transmission costs total	1,658	2,462	3,428	—	—	—	1,556	825	345	3,214	3,287	3,773	69

	Year ended March 31,
	Beneficial Owner and Subsidiaries			Principal Owners			Equity Method Investees			Total
	2011	2012	2013	2011	2012	2013	2011	2012	2013	2011	2012	2013	2013
	(In millions)
Nature of transactions	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	(US$)
License fees	—	—	—	653	841	928	—	—	—	653	841	928	17

Loans given	—	—	—	—	—	—	3,110	765	—	3,110	765	—	—

Advances given	567	103	2	—	—	—	—	—	—	567	103	2	—

Advances recovered	573	15	91	—	—	—	—	—	—	573	15	91	2

Advance received	—	201	3	—	—	—	—	—	—	—	201	3	—

Advance repaid	—	—	195	—	—	—	—	—	—	—	—	195	4

Dividends paid	—	81	81	—	326	326	—	—	—	—	407	407	7

Other non-operating income, net	88	51	126	—	—	—	—	—	—	88	51	126	2

Other operating costs	577	1,582	2,153	—	—	—	10	9	—	587	1,591	2,153	39
Purchase of property, plant & equipments	265	102	1,023	—	—	—	—	—	—	265	102	1,023	19
Sale of property, plant & equipments	—	—	5	—	—	—	—	—	—	—	—	5	—
Purchase of additional ownership interest in subsidiary	—	—	921	—	—	—	—	—	—	—	—	921	17
Investment in equity method investee	—	—	—	—	—	—	530	255	—	530	255	—	—
Return of investment from equity method investee	—	—	—	—	—	—	—	—	58	—	—	58	1
Advances for additional ownership interest and preference stock	—	—	—	—	—	—	455	—	—	455	—	—	—

Year End Balances	As of March 31
	Beneficial Owner and Subsidiaries		Principal Owners		Equity Method Investees		Total
	2012	2013	2012	2013	2012	2013	2012	2013	2013
	(In millions)
	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	(US$)
Accounts receivables (including Rs. 642 million and Rs. 334 million for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)	1,464	1,545	—	—	8	5	1,472	1,550	28
Accounts payable (including Rs. 345 million and Rs. 1,289 million for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)	1,023	2,267	—	—	159	57	1,182	2,324	43
Advances given (including Rs. 90 million and Rs. 79 million for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)	92	269	—	—	—	—	92	269	5
Other Current Assets	—	—	6	6	—	—	6	6	—

Prepaid expenses and other current assets total	92	269	6	6	—	—	98	275	5

Other non-current assets (License fee paid under protest)	—	—	2,899	1,741	—	—	2,899	1,741	32
Advance received (including Rs. 201 million and Rs. Nil for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)	201	57	—	—	—	—	201	57	1
Unearned revenues (including Rs. 356 million and Rs. Nil for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)	716	707	—	—	—	—	716	707	13

License fees payable	—	—	635	642	—	—	635	642	12

Accrued expenses and other current liabilities Total	917	764	635	642	—	—	1,552	1,406	26

Interest received relating to license fees litigation	—	—	—	1,104	—	—	—	1,104	20

License fees payable	—	—	1,741	1,741	—	—	1,741	1,741	32

Other non-current liabilities total	—	—	1,741	2,845	—	—	1,741	2,845	52

Background - Additional Information (Detail)	1 Months Ended
	May 30, 2011 SEPCO Communications Pty Ltd	Mar. 31, 2013 Tata Group	Mar. 31, 2013 Government Of India
Organization and Nature of Operations [Line Items]
Percentage holding by Promoters and its affiliates		50.03%	26.12%
Business combination, step acquisition, percentage of additional ownership acquired	24.50%

Intangible Assets Useful Lives (Detail)	12 Months Ended
Mar. 31, 2013
Trademarks
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
Intangible assets useful life	Indefinite
Customer Relationships | Minimum
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
Intangible assets useful life	7 years
Customer Relationships | Maximum
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
Intangible assets useful life	10 years
Computer Software, Intangible Asset | Minimum
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
Intangible assets useful life	3 years
Computer Software, Intangible Asset | Maximum
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
Intangible assets useful life	8 years
Licensing Agreements
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
Intangible assets useful life	License term
Lease Agreements
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
Intangible assets useful life	Period of Lease

Property, Plant and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Mar. 31, 2013
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	Lesser of useful life or term of lease
Building | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	12 years
Building | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	58 years
Plant And Machinery | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	2 years
Plant And Machinery | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	20 years
Computer Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Computer Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	8 years
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Furniture and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Furniture and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	15 years

Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013
Significant Accounting Policies [Line Items]
Description of actuarial gains (loss)	The corridor method is used to amortize actuarial gains and losses (such as changes in actuarial assumptions and experience gains and losses). Under the corridor method, amortization is recorded only if the accumulated net actuarial gains or losses exceed 10% of the greater of the projected benefit obligation and the value of the plan assets.
Convenience translation rate	54.52
Minimum
Significant Accounting Policies [Line Items]
Actuarial gains (loss), percentage	10.00%

Business Acquisition - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended							1 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012 INR	Mar. 31, 2011 INR	May 30, 2011 Trademarks INR	May 30, 2011 Customer Relationships INR	May 30, 2011 SEPCO Communications Pty Ltd INR	Mar. 31, 2013 SEPCO Communications Pty Ltd USD ($)	Mar. 31, 2013 SEPCO Communications Pty Ltd INR	Mar. 31, 2012 SEPCO Communications Pty Ltd INR	May 31, 2011 SEPCO Communications Pty Ltd INR	Mar. 31, 2013 SEPCO Communications Pty Ltd Percentage After Business Combination	May 30, 2011 Neotel Pty Ltd	Mar. 31, 2012 Neotel Pty Ltd Percentage After Business Combination	Feb. 28, 2011 BitGravity Inc INR	Sep. 30, 2010 BitGravity Inc INR	Mar. 31, 2013 BitGravity Inc INR	Mar. 31, 2010 BitGravity Inc INR
Business Acquisition [Line Items]
Additional acquisitions completed						2,806								265
Business combination, step acquisition, percentage of ownership before additional ownership acquired						43.16%						49.01%
Business combination, step acquisition, percentage of additional ownership acquired						24.50%								54.28%
Business combination, step acquisition, equity interest in acquiree, including subsequent acquisition, percentage						67.66%						61.50%
Minority interest ownership percentage by parent							67.32%	67.32%			66.48%		64.10%
Business acquisition, total gross accounts receivables acquired						4,094
Business acquisition, acquired account receivables estimated uncollectible						1,212
Business acquisition, acquired identifiable intangible assets				1,592	1,022					3,188				276		276
Fair value inputs, discount rate	17.70%
Terminal value long term sustainable growth rate in EBITDA	4.00%
Business combination, step acquisition, equity Interest in acquiree, remeasuresment gain (loss), Net									11,047
Percentage of additional equity ownership interest in subsidiary after acquisition							2.38%	2.38%
Cash consideration for a further equity ownership acquired							17	922
Equity investment percentage ownership acquired																	22.86%
Equity investment additional percentage of ownership acquired															22.86%
Payments to acquire equity method investments		255	530												66		62
Business acquisition aggregate purchase consideration transferred including equity interest in acquiree held prior to combination						14,627								987
Business acquisition, purchase price allocation, assets acquired (liabilities assumed), Net										(6,390)				390
Goodwill														597
Gain resulted from re-measurement of previously held interest														128		128

Consideration Paid for SEPCO Group and Fair Value of Assets Acquired and Liabilities Assumed (Detail) (SEPCO Communications Pty Ltd, INR) In Millions, unless otherwise specified	1 Months Ended
May 30, 2011
SEPCO Communications Pty Ltd
Consideration
Cash	2,806
Fair value of Company's previously held interest prior to business combination	11,821
Business acquisition aggregate purchase consideration transferred including equity interest in acquiree held prior to combination	14,627

Recognized Amount of Identifiable Assets Acquired and Liabilities Assumed (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	May 31, 2011 SEPCO Communications Pty Ltd INR
Business Acquisition [Line Items]
Cash and cash equivalents						758
Accounts Receivable						2,882
Prepaid and other assets						826
Property, plant and equipment						23,862
Identifiable intangible assets						3,188
Deferred tax assets (net)						5,252
Account payable and other liabilities						(9,190)
Borrowings						(33,968)
Total identifiable net liabilities						(6,390)
Non-controlling interest						(1,146)
Goodwill	498	27,150	540	29,430	6,361	22,163
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest, Total						14,627

Supplemental Unaudited Pro-Forma Results of Operations (Detail) (SEPCO Communications Pty Ltd, INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
SEPCO Communications Pty Ltd
Business Acquisition [Line Items]
Pro-forma Revenue	142,177	126,607
Net loss	(13,002)	(14,101)

Summary of Cash and Cash Equivalents (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2013 Indian Rupee USD ($)	Mar. 31, 2013 Indian Rupee INR	Mar. 31, 2012 Indian Rupee INR	Mar. 31, 2013 Foreign Currency USD ($)	Mar. 31, 2013 Foreign Currency INR	Mar. 31, 2012 Foreign Currency INR
Cash and Cash Equivalents [Line Items]
Cash		1		1
Current account balances and deposits with banks							55	3,001	611	50	2,707	2,146
Total	$ 105	5,709	$ 51	2,758	6,831	2,389

Cash and Cash Equivalents - Additional Information (Detail) (SOUTH AFRICA, INR) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
SOUTH AFRICA
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,149	1,126

Short-Term Bank Deposits - Additional information (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Restricted Deposits USD ($)	Mar. 31, 2013 Restricted Deposits INR
Deposits By Type [Line Items]
Short-term bank deposits, restricted deposit	$ 63	3,415	181	$ 54	2,964

Changes in Allowances for Uncollectible Accounts Receivables (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Accounts and Other Receivables [Line Items]
Beginning balance	$ 60	3,267	2,452	2,502
Additional allowances for the year	23	1,255	1,070	974
Recoveries	(7)	(363)	(423)	(490)
Uncollectible receivables written off	(1)	(57)		(527)
Foreign currency translation adjustment	1	55	168	(7)
Ending balance	$ 76	4,157	3,267	2,452

Accounts Receivable - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Accounts and Other Receivables [Line Items]
Percentage of accounts receivable from single customer	10.00%
Accounts Receivable
Accounts and Other Receivables [Line Items]
Percentage of accounts receivable from single customer	1.90%	1.80%
Concentration risk, customer	The Company has customer concentration risk, as disclosed in the table below showing the aggregated accounts receivable for five largest customers as of March 31, 2012 and 2013, respectively. Tata Communications’ exposure to other customers is diversified, and no other single customer has more than 1.8% and 1.9% of outstanding accounts receivable at March 31, 2012 and 2013 respectively.

Summary of Balances Due from Major Customers (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Customer H USD ($)	Mar. 31, 2013 Customer H INR	Mar. 31, 2012 Customer H INR	Mar. 31, 2012 Customer F INR	Mar. 31, 2013 Customer Q USD ($)	Mar. 31, 2013 Customer Q INR	Mar. 31, 2012 Customer Q INR	Mar. 31, 2013 Customer G USD ($)	Mar. 31, 2013 Customer G INR	Mar. 31, 2012 Customer G INR	Mar. 31, 2012 Customer C INR	Mar. 31, 2013 Customer S USD ($)	Mar. 31, 2013 Customer S INR	Mar. 31, 2013 Customer R USD ($)	Mar. 31, 2013 Customer R INR	Mar. 31, 2013 Other Customers USD ($)	Mar. 31, 2013 Other Customers INR	Mar. 31, 2012 Other Customers INR
Accounts and Other Receivables [Line Items]
Receivable from major customers	$ 589	32,110	26,212	$ 68	3,715	2,958	1,349	$ 34	1,838	808	$ 16	888	613	464	$ 15	786	$ 11	618	$ 445	24,265	20,020
Percentage of due from customers	100.00%	100.00%	100.00%	12.00%	12.00%	11.00%	5.00%	6.00%	6.00%	3.00%	3.00%	3.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	75.00%	75.00%	77.00%

Prepaid Expenses and Other Current Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Indirect Tax Recoverable USD ($)	Mar. 31, 2013 Indirect Tax Recoverable INR	Mar. 31, 2012 Indirect Tax Recoverable INR
Prepaid And Other Current Assets [Line Items]
Prepaid expenses	$ 57	3,112	3,439
Advances to suppliers and contractors (net of allowances of Rs. 70 million and Rs. 131 million as of March 31, 2012 and 2013 respectively)	5	265	325
Deferred income taxes (See note 18)	44	2,405	2,132
Recoverable indirect tax				20	1,103	672
Derivative financial instruments	1	51
Others (net of allowances of Rs. 617 million and Rs. 588 million as of March 31, 2012 and 2013 respectively)	19	1,012	1,005
Total	$ 146	7,948	7,573

Prepaid Expenses and Other Current Assets (Parenthetical) (Detail) (INR) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Advances To Suppliers
Prepaid And Other Current Assets [Line Items]
Allowances	131	70
Other Receivables
Prepaid And Other Current Assets [Line Items]
Allowances	588	617

Investments (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Investment [Line Items]
Investments available-for-sale, at fair value	$ 104	5,689
Investments at cost, net	75	4,109	4,104
Total	$ 179	9,798	4,104

Summary of Unrealized Gains and Losses from Investment in Available-for-Sale Securities (Detail) (Available-for-sale Securities) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2013 Mutual Funds INR
Gain (Loss) on Investments [Line Items]
Amortized Cost	$ 104	5,684	5,684
Gross Unrealized Gains		5	5
Fair Value	$ 104	5,689	5,689

Investments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2009 Tata Tele Services Limited INR	Mar. 31, 2013 Tata Tele Services Limited USD ($)	Mar. 31, 2013 Tata Tele Services Limited INR	Mar. 31, 2008 Tata Tele Services Limited
Investment Securities [Line Items]
Dividends from investment				3
Proceeds from sale of available-for-sale securities	902	49,189	51,648	22,449
Available-for-sale securities,realized gains	3	180	379	138
Reclassified from accumulated other comprehensive income / (loss) to earnings			4	52
Carrying value of cost method investment					338	75	4,074
Cash consideration of investment sold					4,242
Realized gain on investment					3,904
Cost method investment ownership percentage					10.66%	9.33%	9.33%	14.43%
Loss contingent liabilities related to representations and warranties						$ 8	417

Investments in Equity Method Investees - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended			12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	May 30, 2011 Neotel Pty Ltd	Mar. 31, 2012 SEPCO Communications Pty Ltd INR	Mar. 31, 2011 SEPCO Communications Pty Ltd INR	May 29, 2011 SEPCO Communications Pty Ltd	Mar. 31, 2012 SEPCO Communications Pty Ltd Loss Allocated to Investments INR	Mar. 31, 2011 SEPCO Communications Pty Ltd Loss Allocated to Investments INR	Mar. 31, 2012 SEPCO Communications Pty Ltd Loss Allocated to Long Term Loans INR	Mar. 31, 2011 SEPCO Communications Pty Ltd Loss Allocated to Long Term Loans INR	Mar. 31, 2011 BitGravity Inc Equity Method Investment INR	Mar. 31, 2013 Number Portability Company Pty Ltd Neotel Pty Ltd INR	Mar. 31, 2012 Number Portability Company Pty Ltd Neotel Pty Ltd INR	Mar. 31, 2013 United Telecom Limited INR	Mar. 31, 2012 United Telecom Limited INR	Mar. 31, 2011 United Telecom Limited INR
Schedule of Equity Method Investments [Line Items]
Business combination, step acquisition, percentage of ownership before additional ownership acquired					49.01%			49.01%
Payment to acquire additional ownership interest			1,313	242		255
Income (Loss) from equity method investments	$ (4)	(234)	(944)	(5,636)		(972)	(5,534)		(452)	(83)	(520)	(5,451)	(121)	3	12	(237)	16	19
Equity method investment ownership percentage															20.00%		26.66%	26.66%

Summary of Combined Financial Information Under Equity Method (Detail) (Sepco Communications And Neotel Pty Limited, INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Sepco Communications And Neotel Pty Limited
Schedule of Equity Method Investments [Line Items]
Revenues	2,607	[1]	14,807
Network and transmission cost	1,278	[1]	7,993
Loss from continuing operations before taxes	1,985	[1]	11,175
Net loss	1,985	[1]	11,293

[1]	Till the date of acquisition.

Property, Plant and Equipment, Net (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Property, Plant and Equipment [Line Items]
Land	$ 17	926	921
Leasehold improvements	36	1,950	1,405
Buildings	155	8,478	8,637
Plant and machinery	3,701	201,770	181,235
Computers	177	9,646	8,854
Motor vehicles		7	7
Furniture and fixtures	35	1,937	1,806
Property, plant and equipment at cost	4,121	224,714	202,865
Less: Accumulated depreciation	(1,697)	(92,533)	(72,761)
Property and Equipment Net Excluding Construction In Process	2,424	132,181	130,104
Add: Construction in progress	140	7,629	10,989
Property and equipment, net	$ 2,564	139,810	141,093

Plant and Machinery Include IRU's (Detail) (IRU) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Property, Plant and Equipment [Line Items]
IRUs	$ 495	26,990	23,745
Accumulated amortization	(190)	(10,337)	(8,243)
IRUs, net	$ 305	16,653	15,502

Estimated Amortization of IRU's (Detail) (IRU) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR
Property, Plant and Equipment [Line Items]
2014	$ 30	1,645
2015	27	1,468
2016	27	1,457
2017	27	1,450
2018	26	1,447
Thereafter	$ 168	9,186

Property, Plant and Equipment, Net - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Property Plant and Equipment USD ($)	Mar. 31, 2013 Property Plant and Equipment INR	Mar. 31, 2012 Property Plant and Equipment INR	Mar. 31, 2011 Property Plant and Equipment INR	Mar. 31, 2013 IRU USD ($)	Mar. 31, 2013 IRU INR	Mar. 31, 2012 IRU INR	Mar. 31, 2011 IRU INR	Mar. 31, 2013 Land and Building USD ($)	Mar. 31, 2013 Land and Building INR	Mar. 31, 2013 Service Life INR	Mar. 31, 2013 Service Life Undersea cables	Mar. 31, 2013 Service Life Undersea cables Scenario, Previously Reported	Mar. 31, 2013 Service Life Batteries	Mar. 31, 2013 Service Life Batteries Scenario, Previously Reported	Mar. 31, 2013 Service Life Cables and Batteries USD ($)	Mar. 31, 2013 Service Life Cables and Batteries INR
Property, Plant and Equipment [Line Items]
Interest expenses	$ 4	191	489	646
Depreciation expense					341	18,541	16,781	12,908	31	1,665	1,485	1,236
Property plant equipment useful life																20 years	15 years	4 years	0.67 years
Change in depreciation																				19	1,020
Decrease of loss per share															3.58
Sale of land and building	40	2,165	207	106									35	1,923
Profit on sale of land and building	37	2,023	31	(489)									35	1,896
Capital lease	24	1,314
Accumulated depreciation on leased asset	$ 18	961

Reconciliation of Asset Retirement Obligations (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Asset retirement obligations, beginning balance	$ 15	798	632
Liabilities incurred during the year		29	48
Accretion expense	1	43	24
Foreign currency translation adjustments	1	54	94
Asset retirement obligations, ending balance	$ 17	924	798

Intangible Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Neotel Brand INR	Mar. 31, 2012 Neotel Brand INR	Mar. 31, 2013 Computer Software, Intangible Asset INR	Mar. 31, 2012 Computer Software, Intangible Asset INR	Mar. 31, 2013 Customer Relationships INR	Mar. 31, 2012 Customer Relationships INR	Mar. 31, 2013 Licensing Agreements INR	Mar. 31, 2012 Licensing Agreements INR	Mar. 31, 2013 Favorable Leases INR	Mar. 31, 2012 Favorable Leases INR
Intangible Assets [Line Items]
Gross carrying amount	$ 258	14,050	12,264	1,426	1,614	8,463	6,524	4,046	3,997	62	69	53	60
Accumulated amortization	153	8,326	6,217			5,079	3,588	3,185	2,596	9	6	53	27
Net carrying amount	$ 105	5,724	6,047	1,426	1,614	3,384	2,936	861	1,401	53	63		33

Intangible Assets - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Software Development [Member] USD ($)	Mar. 31, 2013 Software Development [Member] INR	Mar. 31, 2012 Software Development [Member] INR
Other Intangible Assets [Line Items]
Computer software relating to software under development					$ 1	72	498
Amortization expenses	$ 37	2,016	1,548	1,072

Summary of Aggregate Estimated Amortization Expense for Intangible Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR
Finite-Lived Intangible Assets [Line Items]
2014	$ 28	1,505
2015	21	1,149
2016	9	486
2017	7	360
2018	6	315
Thereafter	$ 8	411

Movement in Carrying Value of Goodwill (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Goodwill [Line Items]
Beginning balance	$ 540	29,430	6,361
Additions during the year			22,163
Foreign currency translation adjustment	(42)	(2,280)	906
Ending balance	$ 498	27,150	29,430

Goodwill in Respect of Reporting Units and Segments (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Global Voice Solutions USD ($)	Mar. 31, 2013 Global Voice Solutions INR	Mar. 31, 2012 Global Voice Solutions INR	Mar. 31, 2013 Global Data and Managed Services USD ($)	Mar. 31, 2013 Global Data and Managed Services INR	Mar. 31, 2012 Global Data and Managed Services INR	Mar. 31, 2013 South Africa Operations USD ($)	Mar. 31, 2013 South Africa Operations INR	Mar. 31, 2012 South Africa Operations INR	Mar. 31, 2013 Reporting Unit Global Voice Solutions USD ($)	Mar. 31, 2013 Reporting Unit Global Voice Solutions INR	Mar. 31, 2012 Reporting Unit Global Voice Solutions INR	Mar. 31, 2013 Reporting Unit Global Data and Managed Services Content Delivery Network USD ($)	Mar. 31, 2013 Reporting Unit Global Data and Managed Services Content Delivery Network INR	Mar. 31, 2012 Reporting Unit Global Data and Managed Services Content Delivery Network INR	Mar. 31, 2013 Reporting Unit Global Data and Managed Services India USD ($)	Mar. 31, 2013 Reporting Unit Global Data and Managed Services India INR	Mar. 31, 2012 Reporting Unit Global Data and Managed Services India INR	Mar. 31, 2013 Reporting Unit South Africa Operations USD ($)	Mar. 31, 2013 Reporting Unit South Africa Operations INR	Mar. 31, 2012 Reporting Unit South Africa Operations INR
Goodwill [Line Items]
Goodwill	$ 498	27,150	$ 540	29,430	6,361	$ 82	4,459	4,178	$ 52	2,829	2,784	$ 364	19,862	22,468	$ 82	4,459	4,178	$ 13	713	668	$ 39	2,116	2,116	$ 364	19,862	22,468

Goodwill - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 INR	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Global Voice Solutions USD ($)	Mar. 31, 2013 Global Voice Solutions INR	Mar. 31, 2012 Global Voice Solutions INR	Mar. 31, 2013 Global Data and Managed Services USD ($)	Mar. 31, 2013 Global Data and Managed Services INR	Mar. 31, 2012 Global Data and Managed Services INR	Mar. 31, 2013 South Africa Operations USD ($)	Mar. 31, 2013 South Africa Operations INR	Mar. 31, 2012 South Africa Operations INR
Goodwill [Line Items]
Goodwill	27,150	$ 498	$ 540	29,430	6,361	$ 82	4,459	4,178	$ 52	2,829	2,784	$ 364	19,862	22,468
Goodwill impairment loss	0

Other Non-Current Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Prepaid Rent USD ($)	Mar. 31, 2013 Prepaid Rent INR	Mar. 31, 2012 Prepaid Rent INR	Mar. 31, 2013 Prepaid Expenses USD ($)	Mar. 31, 2013 Prepaid Expenses INR	Mar. 31, 2012 Prepaid Expenses INR	Mar. 31, 2013 Deferred Income Taxes USD ($)	Mar. 31, 2013 Deferred Income Taxes INR	Mar. 31, 2012 Deferred Income Taxes INR	Mar. 31, 2013 Prepaid Pension Asset USD ($)	Mar. 31, 2013 Prepaid Pension Asset INR	Mar. 31, 2012 Prepaid Pension Asset INR	Mar. 31, 2013 Amount Paid under Protest License Fee USD ($)	Mar. 31, 2013 Amount Paid under Protest License Fee INR	Mar. 31, 2012 Amount Paid under Protest License Fee INR	Mar. 31, 2013 Amount Paid under Protest Others Paid under Protest USD ($)	Mar. 31, 2013 Amount Paid under Protest Others Paid under Protest INR	Mar. 31, 2013 Others USD ($)	Mar. 31, 2013 Others INR	Mar. 31, 2012 Others INR
Other Assets Noncurrent [Line Items]
Other non-current assets	$ 201	10,982	12,103	$ 35	1,911	1,933	$ 46	2,493	2,473	$ 8	454	790	$ 33	1,808	2,142	$ 32	1,741	2,899	$ 5	256	$ 42	2,319	1,866

Other Non-Current Assets - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended
	Apr. 30, 2008 USD ($)	Apr. 30, 2008 INR	Jan. 31, 2008 INR	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Jun. 07, 2012 INR	May 09, 2012	Mar. 31, 2012 INR	Oct. 18, 2011 INR	Jan. 31, 2008 Provision for License Fees INR	Jan. 31, 2008 License Fee INR	Jan. 31, 2008 License Fee Tdsat Conclusion INR	Jan. 31, 2008 License Fee Unpaid License Fees INR	Jan. 31, 2008 License Fee Penalty INR	Jan. 31, 2008 License Fee Interest On Penalty INR	Jan. 31, 2008 License Fee Total Penalty INR	Jan. 31, 2008 License Fee Aggregate Amount INR	Jan. 31, 2008 License Fee In Excess Claim INR
Other Assets [Line Items]
Other non-current assets				$ 201	10,982			12,103			2,950	829	912	772	386	1,158	2,899	51
Payment recorded as license fee paid under protest			2,950
Accrued liabilities										1,741
Percentage of shortfall of license fee payment exceed license fee demand interest to be paid			10.00%
Compensation granted	16	793
Penalty refund receivable			1,158						1,158
Interest on refund amount							9.00%
Penalty and interest refund receivable						2,262
Interest received relating to license fees litigation						1,104

Accounts Payables (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Interconnect Charges USD ($)	Mar. 31, 2013 Interconnect Charges INR	Mar. 31, 2012 Interconnect Charges INR	Mar. 31, 2013 Payables For Capital and Other Supplies USD ($)	Mar. 31, 2013 Payables For Capital and Other Supplies INR	Mar. 31, 2012 Payables For Capital and Other Supplies INR
Accounts Payable [Line Items]
Accounts payable	$ 556	30,321	28,409	$ 327	17,834	16,767	$ 229	12,487	11,642

Short-Term Debt (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Short-term Debt [Line Items]
Buyers credit	$ 27	1,497	1,258
Other bank loans	170	9,270	9,798
Current portion of long-term debt	383	20,875	5,061
Total	580	31,642	16,117
Maximum amount of bank debt outstanding during the year	397	21,622	15,075
Weighted average interest rate	3.28%	3.28%	2.57%
Unutilized lines of short-term credit	$ 204	11,135	5,921

Accrued Expenses and Other Current liabilities (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Accrued Expenses and Other Current Liabilities [Line Items]
Unearned revenues	$ 121	6,627	5,548
License fees	12	665	696
Deposits from customers and contractors	18	963	2,128
Accrued payroll	87	4,740	4,287
Interest payable	11	606	669
Other accrued expenses	170	9,257	6,348
Derivative financial instruments	7	411	1,571
Other current liabilities	41	2,213	2,049
Total	$ 467	25,482	23,296

Accrued Expenses and Other Current Liabilities - Additional Information (Detail) (INR) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Other Liabilities [Line Items]
Deferred tax liability current	1	1

Long-term debt (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Noncontrolling Interest Currency, South Africa Rand USD ($)		Mar. 31, 2013 Noncontrolling Interest Currency, South Africa Rand INR		Mar. 31, 2012 Noncontrolling Interest Currency, South Africa Rand INR		Mar. 31, 2013 Term Loan From Bank Currency, South Africa Rand USD ($)		Mar. 31, 2013 Term Loan From Bank Currency, South Africa Rand INR		Mar. 31, 2012 Term Loan From Bank Currency, South Africa Rand INR		Mar. 31, 2013 Term Loan From Bank Period 1 Currency, U.S. Dollar USD ($)	Mar. 31, 2013 Term Loan From Bank Period 1 Currency, U.S. Dollar INR	Mar. 31, 2012 Term Loan From Bank Period 1 Currency, U.S. Dollar INR	Mar. 31, 2013 Term Loan From Bank Period 1 Singapore, Dollars USD ($)	Mar. 31, 2013 Term Loan From Bank Period 1 Singapore, Dollars INR	Mar. 31, 2013 Term Loan From Bank Period 1 Currency, South Africa Rand USD ($)		Mar. 31, 2013 Term Loan From Bank Period 1 Currency, South Africa Rand INR		Mar. 31, 2012 Term Loan From Bank Period 1 Currency, South Africa Rand INR		Mar. 31, 2013 Term Loan From Bank Period 2 Currency, U.S. Dollar USD ($)	Mar. 31, 2013 Term Loan From Bank Period 2 Currency, U.S. Dollar INR	Mar. 31, 2012 Term Loan From Bank Period 2 Currency, U.S. Dollar INR	Mar. 31, 2013 Term Loan From Bank Period 2 Currency, South Africa Rand USD ($)		Mar. 31, 2013 Term Loan From Bank Period 2 Currency, South Africa Rand INR		Mar. 31, 2012 Term Loan From Bank Period 2 Currency, South Africa Rand INR		Mar. 31, 2013 Term Loan From Bank Period 3 Currency, U.S. Dollar USD ($)		Mar. 31, 2013 Term Loan From Bank Period 3 Currency, U.S. Dollar INR		Mar. 31, 2012 Term Loan From Bank Period 3 Currency, U.S. Dollar INR	Mar. 31, 2013 Term Loan From Bank Period 4 Currency, U.S. Dollar USD ($)	Mar. 31, 2013 Term Loan From Bank Period 4 Currency, U.S. Dollar INR	Mar. 31, 2012 Term Loan From Bank Period 4 Currency, U.S. Dollar INR	Mar. 31, 2013 Term Loan From Bank Period 4 Currency, South Africa Rand USD ($)		Mar. 31, 2013 Term Loan From Bank Period 4 Currency, South Africa Rand INR		Mar. 31, 2012 Term Loan From Bank Period 4 Currency, South Africa Rand INR		Mar. 31, 2013 Term Loan From Bank Period 5 Currency, U.S. Dollar USD ($)		Mar. 31, 2013 Term Loan From Bank Period 5 Currency, U.S. Dollar INR		Mar. 31, 2012 Term Loan From Bank Period 5 Currency, U.S. Dollar INR	Mar. 31, 2013 Term Loan From Bank Period 6 Currency, U.S. Dollar USD ($)	Mar. 31, 2013 Term Loan From Bank Period 6 Currency, U.S. Dollar INR	Mar. 31, 2012 Term Loan From Bank Period 6 Currency, U.S. Dollar INR	Mar. 31, 2013 Term Loan From Bank Period 7 Currency, U.S. Dollar USD ($)	Mar. 31, 2013 Term Loan From Bank Period 7 Currency, U.S. Dollar INR	Mar. 31, 2013 Term loan from Financial Institution Period 1 Currency, South Africa Rand USD ($)		Mar. 31, 2013 Term loan from Financial Institution Period 1 Currency, South Africa Rand INR		Mar. 31, 2012 Term loan from Financial Institution Period 1 Currency, South Africa Rand INR		Mar. 31, 2013 Term loan from Financial Institution Period 2 Currency, South Africa Rand USD ($)		Mar. 31, 2013 Term loan from Financial Institution Period 2 Currency, South Africa Rand INR		Mar. 31, 2012 Term loan from Financial Institution Period 2 Currency, South Africa Rand INR		Mar. 31, 2013 Term loan from Financial Institution Period 3 Currency, South Africa Rand USD ($)		Mar. 31, 2013 Term loan from Financial Institution Period 3 Currency, South Africa Rand INR		Mar. 31, 2012 Term loan from Financial Institution Period 3 Currency, South Africa Rand INR		Mar. 31, 2013 Senior Unsecured Note Singapore, Dollars USD ($)		Mar. 31, 2013 Senior Unsecured Note Singapore, Dollars INR		Mar. 31, 2013 Finance company Currency, U.S. Dollar USD ($)	Mar. 31, 2013 Finance company Currency, U.S. Dollar INR	Mar. 31, 2012 Finance company Currency, U.S. Dollar INR	Mar. 31, 2013 Debentures USD ($)		Mar. 31, 2013 Debentures INR		Mar. 31, 2012 Debentures INR		Mar. 31, 2013 Banks and Financial Institutions USD ($)	Mar. 31, 2013 Banks and Financial Institutions INR	Mar. 31, 2012 Banks and Financial Institutions INR
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rates %				JIBAR + 2.50%	[1]	JIBAR + 2.50%	[1]			JIBAR + 5.21%	[2]	JIBAR + 5.21%	[2]			LIBOR + 4.00%	LIBOR + 4.00%		SOR + 3.30%	SOR + 3.30%	JIBAR + 4.75%	[2]	JIBAR + 4.75%	[2]			LIBOR + 2.90%	LIBOR + 2.90%		JIBAR + 6.75%	[2]	JIBAR + 6.75%	[2]			LIBOR + 4.70%		LIBOR + 4.70%			LIBOR + 1.35%	LIBOR + 1.35%		12.71% - Fixed	[2]	12.71% - Fixed	[2]			LIBOR + 3.75%		LIBOR + 3.75%			LIBOR + 0.65%	LIBOR + 0.65%		LIBOR + 3.55%	LIBOR + 3.55%	JIBAR + 4.75%	[2]	JIBAR + 4.75%	[2]			JIBAR + 2.50%	[2]	JIBAR + 2.50%	[2]			JIBAR + 6.00%	[2]	JIBAR + 6.00%	[2]			4.25% - Fixed	[3]	4.25% - Fixed	[3]	3.95% - Fixed	3.95% - Fixed		9.50% - 11.25% - Fixed	[4]	9.50% - 11.25% - Fixed	[4]			9.0% -10.00% - Fixed	9.0% -10.00% - Fixed
Maturities										June 2013 to September 2016	[2]	June 2013 to September 2016	[2]			January 2014	January 2014		January 2016	January 2016	December 2014 to March 2018	[2]	December 2014 to March 2018	[2]			December 2013 to December 2015	December 2013 to December 2015		December 2014 to March 2020	[2]	December 2014 to March 2020	[2]			July 2014 to July 2016	[5]	July 2014 to July 2016	[5]		March 2012 to March 2020	March 2012 to March 2020		Quarterly until September 2020	[2]	Quarterly until September 2020	[2]			November 2014 to November 2016	[5]	November 2014 to November 2016	[5]		September 2012 to September 2021	September 2012 to September 2021		December 2015 to December 2017	December 2015 to December 2017	June 2013 to September 2016	[2]	June 2013 to September 2016	[2]			December 2014 to March 2020	[2]	December 2014 to March 2020	[2]			December 2014 to March 2020	[2]	December 2014 to March 2020	[2]			February 2016	[3]	February 2016	[3]	October 2012 to October 2017	October 2012 to October 2017		July 2012 to July 2019	[4]	July 2012 to July 2019	[4]			June 2014 to October 2015	June 2014 to October 2015
Long term debt	$ 2,154	117,434	104,391	$ 84	[1]	4,613	[1]	4,638	[1]	$ 22	[2]	1,175	[2]	1,329	[2]	$ 125	6,793	6,365	$ 49	2,669	$ 286	[2]	15,573	[2]	16,937	[2]	$ 762	41,570	38,954	$ 22	[2]	1,176	[2]	1,325	[2]	$ 50		2,717		2,546	$ 35	1,933	1,869	$ 15	[2]	807	[2]	930	[2]	$ 10		543		509	$ 92	5,032	5,270	$ 100	5,434	$ 22	[2]	1,211	[2]	2,033	[2]	$ 43	[2]	2,338	[2]	2,437	[2]	$ 86	[2]	4,702	[2]	5,301	[2]	$ 200	[3]	10,938	[3]	$ 24	1,290	963	$ 101	[4]	5,500	[4]	11,500	[4]	$ 26	1,420	1,485
Less: Current portion of long-term debt	383	20,875	5,061
Long-term debt, net of current portion	$ 1,771	96,559	99,330

[1]	As on March 31, 2013, loans from Neotel's non-controlling shareholders of Rs. 4,613 million (US$ 84 million) is payable upon settlement of all bank loans of Neotel.
[2]	The ZAR denominated loans of the Company to the extent of Rs. 26,982 million (US$ 495 million) are secured against the property, plant and equipment's, other non-current assets and current assets pertaining to South Africa Operations with carrying amount of Rs. 27,715 million (US$ 508 million).
[3]	The SG$ 250,000,000 4.25 per cent. Senior notes due in 2016 (the "Notes") was issued by Tata Communications (Netherlands) B.V. (a subsidiary of TCIPL) (the "Issuer"). The Notes constitute senior unsecured obligations of the Issuer and will rank at all times pari passu without any preference among themselves and at least equally with all other present and future outstanding unsecured and unsubordinated obligations of the Issuer but, in the event of insolvency, only to the extent permitted by applicable laws relating to creditors' rights. These notes are guaranteed by the Company.
[4]	The non-convertible debentures to the extent of Rs. 2,500 million (US$ 46 million) are secured against Tata Communications India's property plant and equipment with carrying amount of Rs. 3,205 million (US$ 59 million).
[5]	The Company has given prepayment notice to the bank in March 31, 2013 and subsequently repaid the loan in April, 2013.

Scheduled Maturity of Long-Term Debt (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014	$ 383	20,875
2015	535	29,187
2016	582	31,746
2017	177	9,625
2018	206	11,233
Thereafter	$ 271	14,768

Long-term debt (Parenthetical) (Detail)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Senior Notes SGD	Mar. 31, 2013 Debentures USD ($)	Mar. 31, 2013 Debentures INR	Mar. 31, 2013 Currency, South Africa Rand Secured Term Loan USD ($)	Mar. 31, 2013 Currency, South Africa Rand Secured Term Loan INR	Mar. 31, 2013 Noncontrolling Interest Currency, South Africa Rand USD ($)		Mar. 31, 2013 Noncontrolling Interest Currency, South Africa Rand INR		Mar. 31, 2012 Noncontrolling Interest Currency, South Africa Rand INR
Schedule of Capitalization, Long-term Debt [Line Items]
Senior notes issued				250,000,000
Senior notes percent				4.25%
Senior notes due				2016
Debt secured against property plant and equipment					46,000,000	2,500,000,000	495,000,000	26,982,000,000
Property, plant equipment carrying value provided as security for Debt					59,000,000	3,205,000,000	508,000,000	27,715,000,000
Loans payable to non-controlling shareholders	$ 2,154,000,000	117,434,000,000	104,391,000,000						$ 84,000,000	[1]	4,613,000,000	[1]	4,638,000,000	[1]

[1]	As on March 31, 2013, loans from Neotel's non-controlling shareholders of Rs. 4,613 million (US$ 84 million) is payable upon settlement of all bank loans of Neotel.

Income Tax Expense (Benefit) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Income /(Loss) before income taxes
Domestic	$ 92	5,005	2,287	1,785
Foreign	(186)	(10,098)	2,949	(3,466)
Income/(loss) before income taxes	(94)	(5,093)	5,236	(1,681)
Current income tax expense:
Domestic	42	2,313	1,884	788
Foreign	2	108	(653)	222
Deferred income tax:
Domestic	(10)	(543)	(1,640)	43
Foreign	3	150	5,547	(288)
Income tax expense/(benefit)	$ 37	2,028	5,138	765

Summary of Tax Effects of Significant Timing Differences on Income Tax Expense (Benefit) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Property Plant and Equipment USD ($)	Mar. 31, 2013 Property Plant and Equipment INR	Mar. 31, 2012 Property Plant and Equipment INR	Mar. 31, 2011 Property Plant and Equipment INR	Mar. 31, 2013 Unearned Revenue USD ($)	Mar. 31, 2013 Unearned Revenue INR	Mar. 31, 2012 Unearned Revenue INR	Mar. 31, 2011 Unearned Revenue INR	Mar. 31, 2013 Allowance for Doubtful Accounts USD ($)	Mar. 31, 2013 Allowance for Doubtful Accounts INR	Mar. 31, 2012 Allowance for Doubtful Accounts INR	Mar. 31, 2011 Allowance for Doubtful Accounts INR	Mar. 31, 2013 Operating Income (Loss) USD ($)	Mar. 31, 2013 Operating Income (Loss) INR	Mar. 31, 2012 Operating Income (Loss) INR	Mar. 31, 2012 Deferred Credits And Other Liabilities INR	Mar. 31, 2013 Interest Costs USD ($)	Mar. 31, 2013 Interest Costs INR	Mar. 31, 2012 Interest Costs INR	Mar. 31, 2011 Interest Costs INR	Mar. 31, 2013 Undistributed Foreign Earnings INR	Mar. 31, 2012 Undistributed Foreign Earnings INR	Mar. 31, 2013 Other Tax USD ($)	Mar. 31, 2013 Other Tax INR	Mar. 31, 2012 Other Tax INR	Mar. 31, 2011 Other Tax INR
Components Of Income Tax Expense Benefit [Line Items]
Deferred income tax expense (benefit)	$ (7)	(393)	3,907	(245)	$ (6)	(343)	(122)	276	$ 3	175	41	(84)	$ (1)	(82)	(188)	(47)	$ 3	172	5,028	(183)	$ (10)	(550)	(638)	(152)	(9)	126	$ 4	244	(157)	(238)

Reconciliation of Estimated Income Taxes at Indian Statutory Income Tax Rate to Income Tax Expense (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Undistributed Earnings of Subsidiary INR	Mar. 31, 2012 Undistributed Earnings of Subsidiary INR
Income Tax Rate Reconciliation [Line Items]
Income /(loss) before income tax	$ (94)	(5,093)	5,236	(1,681)
Statutory income tax rate	32.45%	32.45%	32.45%	33.22%
Expected income tax expense/(benefit) at statutory rate	(31)	(1,652)	1,699	(558)
State taxes, net of federal tax benefits		(7)	(7)	1
Differences arising from different tax rates in other tax jurisdictions and income taxed at differential rate	16	883	580	397
Changes in enacted tax rate for TCL India and its subsidiaries in other tax jurisdictions	7	373	434	(9)
Changes in valuation allowance including losses of overseas subsidiaries	39	2,125	4,608	3,258
Equity in net loss of equity method investee	(1)	(77)	3,442	(1,839)
Fair value gain on investment of Neotel			(3,584)
Non deductible interest expense				100
Tax on undistributed earnings of subsidiary					(9)	126
Others, net	7	392	(2,160)	(585)
Income tax expense/(benefit)	$ 37	2,028	5,138	765

Changes in Valuation Allowances (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Valuation Allowance [Line Items]
Beginning balance	$ (371)	(20,219)	(11,676)
Increase on account of business combination			(2,465)
Increases for the current year	(39)	(2,125)	(4,608)
Reduction in deferred tax assets and corresponding valuation allowance pertaining to earlier years	30	1,622
Effect of foreign currency translation	16	869	(1,470)
Ending Balance	$ (364)	(19,853)	(20,219)

Income Taxes - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 INR	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR
Components Of Income Tax Expense Benefit [Line Items]
Increase decrease in income taxes	(380)
Increase (decrease) in deferred income taxes	397
Change in valuation allowance	6,736
Unrecognized tax benefits if recognized, reduce the tax liability		140	7,625
Accrual of tax towards interest and penalties		$ 6	344

Significant Components of Deferred Tax Assets and Liabilities (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Deferred tax assets:
Net operating losses carry-forwards	$ 301	16,404		16,271
Losses of equity method investee	1	77
Differences in carrying amounts of property, plant and equipment for accounting and income tax purposes	38	2,097		3,307
Allowances for uncollectible receivables and other current assets	23	1,276		1,067
Unearned revenues	65	3,520		3,762
National long distance license fees	3	143		154
Interest and expenses allowed on payment basis	55	3,022		2,031
Minimum alternate tax credit	3	183		183
Others	28	1,481		1,612
Gross deferred tax assets	517	28,203		28,387
Less: Valuation allowance	(364)	(19,853)	(371)	(20,219)	(11,676)
Net deferred tax assets	153	8,350		8,168
Deferred tax liabilities:
Differences in carrying amounts of property, plant and equipment for accounting and income tax purposes	136	7,414		7,781
Prepaid pension asset	8	418		448
Tax on undistributed earnings of subsidiary	2	117		126
Others	1	78		69
Total	147	8,027		8,424
Net deferred tax (liability)/Assets	6	323		(256)
Current deferred tax asset, net	44	2,405		2,132
Non-current deferred tax asset, net	8	454		790
Current deferred tax liability, net		1		1
Non-current deferred tax liability, net	$ 46	2,535		3,177

Deferred Tax Assets on Net Operating Losses (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 UNITED STATES Foreign Tax Authority USD ($)	Mar. 31, 2013 UNITED STATES Foreign Tax Authority INR	Mar. 31, 2013 UNITED STATES Foreign Tax Authority Minimum	Mar. 31, 2013 UNITED STATES Foreign Tax Authority Maximum	Mar. 31, 2013 CANADA Foreign Tax Authority USD ($)	Mar. 31, 2013 CANADA Foreign Tax Authority INR	Mar. 31, 2013 CANADA Foreign Tax Authority Minimum	Mar. 31, 2013 CANADA Foreign Tax Authority Maximum	Mar. 31, 2013 India Domestic Tax Authority USD ($)	Mar. 31, 2013 India Domestic Tax Authority INR	Mar. 31, 2013 India Domestic Tax Authority Minimum	Mar. 31, 2013 India Domestic Tax Authority Maximum	Mar. 31, 2013 Asia Pacific USD ($)	Mar. 31, 2013 Asia Pacific INR	Mar. 31, 2013 Asia Pacific Deferred Tax Asset	Mar. 31, 2013 Europe USD ($)	Mar. 31, 2013 Europe INR	Mar. 31, 2013 Europe Deferred Tax Asset	Mar. 31, 2013 SOUTH AFRICA USD ($)	Mar. 31, 2013 SOUTH AFRICA INR	Mar. 31, 2013 SOUTH AFRICA Deferred Tax Asset
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets on net operating losses	$ 301	16,404	16,271	$ 44	2,372			$ 22	1,209			$ 12	632			$ 4	227		$ 39	2,142		$ 180	9,822
Operating Loss Carryforwards, Expiration Year						2018	2032			2026	2033			2016	2020
Operating Loss Carryforwards, Expiration Year																		Unlimited			4 years and higher			Unlimited

Tax Effect/(Benefit) Allocated to Each Component of Other Comprehensive Income (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Income Tax Examination [Line Items]
Unrealised (loss)/gain on available-for-sale securities		1	(1)	(19)
Employee benefit plans	(4)	(208)	(150)	94
Ending Balance	$ (4)	(207)	(151)	75

Reconciliation of Unrecognized Tax Benefits (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Reconciliation of Unrecognized Tax Benefits [Line Items]
Beginning Balance	$ 136	7,412	6,999
Increase on account of business combinations			64
Increases related to current year tax positions	5	272	347
Decreases related to prior year tax positions	(1)	(64)	(26)
Foreign currency translation		5	28
Ending Balance	$ 140	7,625	7,412

Other Non-Current Liabilities (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 License Fee USD ($)	Mar. 31, 2013 License Fee INR	Mar. 31, 2012 License Fee INR	Mar. 31, 2013 Interest on License Fees USD ($)	Mar. 31, 2013 Interest on License Fees INR
Schedule Of Other Liabilities Noncurrent [Line Items]
Deferred Income taxes (See note 18)	$ 46	2,535	3,177
Unearned revenues	691	37,672	32,170
Employee retirement benefits	17	926	1,197
Regulatory liability noncurrent				32	1,741	1,741	20	1,104
Derivative financial instruments	1	70	218
Others	50	2,665	2,226
Other non current Liabilities	$ 857	46,713	40,729

Accumulated Other Comprehensive Income (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gain on available-for-sale securities, net of taxes		4
Foreign currency translation adjustment	(156)	(8,552)		(4,098)
Effective portion of net loss on derivative instrument designated as cash flow hedge	(1)	(39)	(1)	(23)	(291)
Funded status on employee benefit plans	(14)	(765)		(238)
Total	$ (171)	(9,352)		(4,359)

Other Operation Costs - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Business Restructuring Reserves USD ($)	Mar. 31, 2013 Business Restructuring Reserves INR
Component Of Operating Cost And Expense [Line Items]
Other operating costs	$ 1,012	55,169	43,153	32,347	$ 16	854

Other Non Operating Income Net (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Component Of Other Income And Expense [Line Items]
Dividend Income				3
Foreign exchange gain/(loss), net	(3)	(179)	380	339
Liabilities no longer required to be settled that have been written back	3	149	9	625
Others (net)	11	605	26	1,225
Total	$ 11	575	415	2,192

Retirement Benefits - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended																		12 Months Ended									12 Months Ended
	Mar. 31, 2013 Pension USD ($)	Mar. 31, 2013 Pension INR	Mar. 31, 2012 Pension INR	Mar. 31, 2011 Pension INR	Mar. 31, 2013 Provident Fund Plan in India (Domestic) USD ($)	Mar. 31, 2013 Provident Fund Plan in India (Domestic) INR	Mar. 31, 2012 Provident Fund Plan in India (Domestic) INR	Mar. 31, 2011 Provident Fund Plan in India (Domestic) INR	Mar. 31, 2013 Group Stakeholder Pension Plan for UK employees (Foreign) USD ($)	Mar. 31, 2013 Group Stakeholder Pension Plan for UK employees (Foreign) INR	Mar. 31, 2012 Group Stakeholder Pension Plan for UK employees (Foreign) INR	Mar. 31, 2011 Group Stakeholder Pension Plan for UK employees (Foreign) INR	Mar. 31, 2013 Defined Contribution Plan in Neotel Pty limited USD ($)	Mar. 31, 2013 Defined Contribution Plan in Neotel Pty limited INR	Mar. 31, 2012 Defined Contribution Plan in Neotel Pty limited INR	Mar. 31, 2013 Gratuity Plan INR	Mar. 31, 2013 Gratuity Plan USD ($)	Mar. 31, 2012 Gratuity Plan INR	Mar. 31, 2013 Medical Benefits USD ($)	Mar. 31, 2013 Medical Benefits INR	Mar. 31, 2012 Medical Benefits INR	Mar. 31, 2013 Foreign Other Post-retirement Plan	Mar. 31, 2012 Foreign Other Post-retirement Plan	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit USD ($)	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Other Postretirement Benefit Plans, Defined Benefit INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Contributory Equities	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Contributory Fixed Income	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Non-Contributory INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Non-Contributory Equities	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Non-Contributory Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan Asset allocation disclosure																The Company provides for gratuity, a defined benefit plan covering all eligible employees. The plan provides for lump sum payment to vested employees at retirement, death while in employment or on termination of employment in an amount equivalent to 15 days salary payable for each completed year of service or part thereof in excess of six months. Vesting occurs upon completion of five years of service. The Company makes contributions								Allowed ranges are 2% for asset classes with weights of up to 20% and 4% for asset classes with weights over 20%. If the asset allocation moves outside of the allowable range, the portfolio manager will be responsible for initiating action to rebalance the portfolio back within the allowable range within 60 days.	Allowed ranges are 2% for asset classes with weights of up to 20% and 4% for asset classes with weights over 20%. If the asset allocation moves outside of the allowable range, the portfolio manager will be responsible for initiating action to rebalance the portfolio back within the allowable range within 60 days.
Accumulated Benefit Obligation																471	$ 9	451	$ 10	523	479			$ 195	10,616	9,808
Contribution by company to Defined Benefit plan																75														150
Health Care Trend Rate for Accumulated Postretirement Obligation Determination																			2.00%	2.00%	2.00%	4.43%
Cost Of Participation recognized as an Asset Fair Value	5	296	237													23
Defined contribution plan cost recognized	1	81	155		5	251	222	200	4	216	170	153	7	377	282
Cost of purchase of Additional Annuity Contracts	1	81	155	79
Provident Fund Contribution					12.00%	12.00%
Accumulated post-retirement benefit obligation																						8.38%	8.94%
Ultimate weighted-average health care trend to be attained																						2030
Defined benefit plan Asset allocation																												10.00%	90.00%		20.00%	80.00%
Expected Contribution by employer in the next fiscal 2014																											8

Gratuity Plans Consolidated Statement (Detail) (Gratuity Plan) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR		Mar. 31, 2012 INR		Mar. 31, 2011 INR
Change in benefit obligation:
Benefit obligation, beginning of the year	$ 11	620		541
Service cost	1	54		45		43
Interest cost	1	50		43		32
Actuarial loss	1	48		20
Benefits paid	(2)	(101)		(29)
Transfer to other company		(23)
Benefit obligation, end of the year	12	648		620		541
Change in plan assets:
Fair value of plan assets, beginning of the year	10	542		496
Expected return on plan assets	1	59		33
Employer contributions	2	86		42
Transfer to other company		(23)
Benefits paid	(2)	(101)		(29)
Fair value of plan assets, end of the year	11	563		542		496
Accrued liability included in other current liabilities Rs. 75 million (fiscal 2012 Rs. 69 million) and Rs. 10 million in other non-current liabilities (fiscal 2012 Rs. 9 million)	(1)	(85)		(78)
Actuarial (gain) / loss recognized as a component of accumulated other comprehensive loss	$ 1	33	[1]	27	[1]

[1]	This amount includes actuarial gain/(loss) of Rs. (7) million and Rs. 15 million on plan assets for the fiscal 2012 and 2013 respectively.

Gratuity Plans Consolidated Statement (Parenthetical) (Detail) (Gratuity Plan, INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Gratuity Plan
Defined Benefit Plan Disclosure [Line Items]
Accrued liability included in other current liabilities	75	69
Accrued liability included in other non-current liabilities	10	9
Actuarial Gain / loss	15	(7)

Net Gratuity Cost (Detail) (Gratuity Plan) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1	54	45	43
Interest cost	1	50	43	32
Amortization of past service cost		7	7	7
Actual return on plan assets	(1)	(43)	(40)	(27)
Net gratuity cost	$ 1	68	55	55

Assumptions Used in Accounting for Gratuity (Detail) (Gratuity Plan)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount rate	8.00%	8.50%	8.25%
Rate of increase in compensation levels of covered employees			6.00%
Rate of return on plan assets	8.00%	8.00%	8.00%
Minimum
Defined Benefit Plan Disclosure [Line Items]
Rate of increase in compensation levels of covered employees	6.00%	6.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Rate of increase in compensation levels of covered employees	10.00%	10.00%

Fair Value of Company's Pension Plan Assets by Category (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 Gratuity Plan USD ($)	Mar. 31, 2013 Gratuity Plan INR	Mar. 31, 2012 Gratuity Plan USD ($)	Mar. 31, 2012 Gratuity Plan INR	Mar. 31, 2011 Gratuity Plan INR	Mar. 31, 2013 Gratuity Plan Mutual Funds USD ($)	Mar. 31, 2013 Gratuity Plan Mutual Funds INR	Mar. 31, 2012 Gratuity Plan Mutual Funds INR	Mar. 31, 2012 Gratuity Plan Long Term Bond Mutual Funds INR	Mar. 31, 2012 Gratuity Plan Fair Value, Inputs, Level 2 INR	Mar. 31, 2013 Gratuity Plan Fair Value, Inputs, Level 2 Mutual Funds INR	Mar. 31, 2012 Gratuity Plan Fair Value, Inputs, Level 2 Mutual Funds INR	Mar. 31, 2012 Gratuity Plan Fair Value, Inputs, Level 2 Long Term Bond Mutual Funds INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit USD ($)	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Cash and Cash Equivalents INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit Cash and Cash Equivalents INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Mutual Funds Equities Canada USD ($)	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Mutual Funds Equities Canada INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit Mutual Funds Equities Canada INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Mutual Funds Equities Other Country USD ($)	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Mutual Funds Equities Other Country INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit Mutual Funds Equities Other Country INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Mutual Fund (Money Market) Canada USD ($)	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Mutual Fund (Money Market) Canada INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit Mutual Fund (Money Market) Canada INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Mutual Fund (Debt) Canada USD ($)	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Mutual Fund (Debt) Canada INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit Mutual Fund (Debt) Canada INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 Cash and Cash Equivalents INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 Cash and Cash Equivalents INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 Mutual Funds Equities Canada INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 Mutual Funds Equities Canada INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 Mutual Funds Equities Other Country INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 Mutual Funds Equities Other Country INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 Mutual Fund (Money Market) Canada INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 Mutual Fund (Money Market) Canada INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 Mutual Fund (Debt) Canada INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 Mutual Fund (Debt) Canada INR
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 11	563	$ 10	542	496	$ 11	563	541	1	542	563	541	1	$ 228	12,431	11,780	19	21	$ 17	947	846	$ 19	1,003	916	$ 5	272	288	$ 187	10,190	9,709	12,431	11,780	19	21	947	846	1,003	916	272	288	10,190	9,709

Expected Benefit Payments to be Paid for Future Service (Detail) (Gratuity Plan, INR) In Millions, unless otherwise specified	Mar. 31, 2013
Gratuity Plan
Defined Benefit Plan Disclosure [Line Items]
2014	218
2015	270
2016	268
2017	286
2018	311
2019-2024	1,735

Summary of Sets of Amounts Recognized in Company's Consolidated Financial Statements (Detail) (Medical Benefits) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of the year	$ 10	520	454
Service cost		6	5	40
Interest cost	1	43	35	35
Actuarial loss	2	92	94
Benefits paid	(2)	(93)	(68)
Benefit obligation, end of the year	11	568	520	454
Actuarial loss recognized as a component of accumulated other comprehensive loss	$ 2	92	94

Summary of Sets of Amounts Recognized in Company's Consolidated Financial Statements (Parenthetical) (Detail) (Medical Benefits, INR) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Medical Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, included in other liabilities	39	37
Benefit obligation, included in other non-current liabilities	529	483

Define Benefit Recognized in Statement of Operations (Detail) (Medical Benefits) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Defined Benefit Plan Disclosure [Line Items]
Service cost		6	5	40
Interest cost	1	43	35	35
Amortization of actuarial loss		17	11	9
Net gratuity cost	$ 1	66	51	84

One Percentage Point Change in Assumed Health Care Cost Trend Rate (Detail) (Medical Benefits, INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Medical Benefits
Defined Benefit Plan Disclosure [Line Items]
Effect on Interest Cost	1	1
Effect on post-retirement benefit obligation	13	13
Effect on Interest Cost	(1)	(1)
Effect on post-retirement benefit obligation	(12)	(11)

Summary of Assumptions Used in Accounting for Medical Benefit Plan (Detail) (Medical Benefits)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Discount rate	8.00%	8.50%
Minimum
Defined Benefit Plan Disclosure [Line Items]
Rate of increase in compensation levels of covered employees	6.00%	6.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Rate of increase in compensation levels of covered employees	10.00%	10.00%

Expected Benefit Payments Used to Measure Medical Obligation (Detail) (Medical Benefits, INR) In Millions, unless otherwise specified	Mar. 31, 2013
Medical Benefits
Defined Benefit Plan Disclosure [Line Items]
2014	41
2015	43
2016	45
2017	46
2018	48
2019-2024	312

Summary of Changes in Benefit Obligations and Plan Assets for Contributory and Non-Contributory Defined Benefit Pension Plans (Detail) (Foreign Pension Plans, Defined Benefit)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Contributory USD ($)	Mar. 31, 2013 Contributory INR		Mar. 31, 2012 Contributory INR		Mar. 31, 2013 Non-Contributory USD ($)	Mar. 31, 2013 Non-Contributory INR		Mar. 31, 2012 Non-Contributory INR
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of the year					$ 90	4,905		4,125		$ 91	4,970		3,699
Service cost	2	120	102	96		18		24		2	96		71
Interest cost	9	475	453	433	4	228		230		5	235		210
Benefits paid					(6)	(326)		(264)		(6)	(328)		(211)
Actuarial loss					4	265		332		7	406		788
Effect of foreign exchange rate changes					4	226		458		4	224		413
Benefit obligation, end of the year					96	5,316		4,905		103	5,603		4,970
Fair value of plan assets, beginning of the year		11,780			118	6,473		5,428		97	5,307		4,324
Expected return on plan assets	(9)	(493)	(450)	(482)	5	264	[1]	706	[1]	4	237	[2]	539	[2]
Contributions										5	258		163
Benefits paid					(6)	(326)		(264)		(6)	(328)		(211)
Effect of foreign exchange rate changes					6	303		603		5	243		492
Fair value of plan assets, end of the year	228	12,431	11,780		123	6,714		6,473		105	5,717		5,307
Funded status					27	1,398		1,568		2	114		337
Prepaid pension asset					27	1,398		1,568		2	114		337
Actuarial (gain) / loss recognized as a component of accumulated other comprehensive loss					$ 5	270	[1]	(127)	[1]	$ 7	393	[2]	451	[2]

[1]	This amount includes actuarial gain/(loss) of Rs. 458 million and Rs. (5) million on plan assets for fiscal 2012 and 2013 respectively.
[2]	This amount includes actuarial gain of Rs. 337 million and Rs. 13 million on plan assets for fiscal year 2012 and 2013 respectively.

Summary of Changes in Benefit Obligations and Plan Assets for Contributory and Non-Contributory Defined Benefit Pension Plans (Parenthetical) (Detail) (Foreign Pension Plans, Defined Benefit, INR)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Contributory
Defined Benefit Plan Disclosure [Line Items]
Actuarial Gain on Plan Assets	(5)	458
Non-Contributory
Defined Benefit Plan Disclosure [Line Items]
Actuarial Gain on Plan Assets	13	337

Summary of Changes in Benefit Obligations for Companies Supplemental Employee Retirement Plan (Detail) (Supplemental Employee Retirement Plans, Defined Benefit) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of the year	$ 4	218	156
Service cost		3	5
Interest cost		8	9
Benefits paid	(5)	(260)
Actuarial loss	1	51	29
Effect of foreign exchange rate changes		13	19
Benefit obligation, end of the year		33	218
Actuarial loss/(gain) recognized as a component of accumulated other comprehensive loss	$ 1	51	29

Summary of Changes in Benefit Obligations for Companies Post-Retirement Benefit Obligations (Detail) (Foreign Other Post-retirement Plan) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of the year	94	74	$ 2	$ 2
Service cost	3	2
Interest cost	4	4
Benefits paid	(6)	(6)
Actuarial gain	(18)	11
Effect of foreign exchange rate changes	5	9
Benefit obligation, end of the year	82	94	2	2
Actuarial loss/(gain) recognized as a component of accumulated other comprehensive loss	(18)	11

Effect of One Percent Point Change on Post - Retirement Obligation (Detail) (Foreign Other Post-retirement Plan, INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Foreign Other Post-retirement Plan
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
Increase	7	10
Decrease	(7)	(8)

Components of Pension Expense (Detail) (Foreign Pension Plans, Defined Benefit) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 2	120	102	96
Interest cost	9	475	453	433
Expected Return on assets	(9)	(493)	(450)	(482)
Amortization of actuarial (gain)/loss	2	90	(1)	(1)
Net gratuity cost	$ 4	192	104	46

Assumptions Used in Accounting for Pension Plans and Other Benefit Plans On Weighted-Average Basis (Detail) (Foreign Pension And Postretirement Benefit Plans Defined Benefit)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Foreign Pension And Postretirement Benefit Plans Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate used for benefit obligations	4.00%	4.50%
Expected long-term return on plan assets	4.00%	4.50%
Inflation	2.00%	2.00%
Rate of compensation increase	3.00%	3.00%

Benefit Payments Table Provides Expected Benefit Payments Based On Past And Future Services (Detail) (Foreign Pension Plans, Defined Benefit) In Millions, unless otherwise specified	Mar. 31, 2013 Pension Plans, Defined Benefit USD ($)	Mar. 31, 2013 Pension Plans, Defined Benefit INR	Mar. 31, 2013 Other Pension Plans, Defined Benefit USD ($)	Mar. 31, 2013 Other Pension Plans, Defined Benefit INR
Defined Benefit Plan Disclosure [Line Items]
2014	$ 10	569		8
2015	10	569		9
2016	11	574		8
2017	11	574		8
2018	11	574		7
2019-2022	$ 54	2,945	$ 1	34

Leases - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Undersea cables USD ($)	Mar. 31, 2013 Undersea cables INR	Mar. 31, 2012 Undersea cables INR	Mar. 31, 2011 Undersea cables INR	Mar. 31, 2013 Capacity Purchase on Specified Cables USD ($)	Mar. 31, 2013 Capacity Purchase on Specified Cables INR	Mar. 31, 2012 Capacity Purchase on Specified Cables INR	Mar. 31, 2011 Capacity Purchase on Specified Cables INR	Mar. 31, 2013 Leases Undersea cables USD ($)	Mar. 31, 2013 Leases Undersea cables INR	Mar. 31, 2012 Leases Undersea cables INR	Mar. 31, 2011 Leases Undersea cables INR
Operating Leased Assets [Line Items]
Operating lease rent expense	$ 280	15,264	14,393	8,953					$ 152	8,269	7,358	6,804
Minimum operating sublease rentals		333
Sublease rental income	1	33	46	87
Lease cables with costs						505
Lease cables, accumulated depreciation						284
IRUs, depreciation expense													1	34	34	34
Lease rental income					$ 8	418	317	147

Future Minimum Non Cancelable Lease Rental Payments (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR
Operating Leased Assets [Line Items]
2014	$ 94	5,135
2015	78	4,272
2016	69	3,776
2017	55	2,977
2018	42	2,280
Thereafter	124	6,763
Total minimum lease commitments	$ 462	25,203

Future Non-Cancelable Lease Rent Payments to be Received (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR
Property Subject to or Available for Operating Lease [Line Items]
2014	$ 7	409
2015	6	358
2016	7	359
2017	7	358
2018	7	358
Thereafter	36	1,978
Total minimum lease receipts	$ 70	3,820

Fair Value Measurement of Derivative Instrument and Investment Securities (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Available-for-sale Securities USD ($)	Mar. 31, 2013 Available-for-sale Securities INR	Mar. 31, 2013 Foreign Exchange Contract Other Current Assets USD ($)	Mar. 31, 2013 Foreign Exchange Contract Other Current Assets INR	Mar. 31, 2013 Not Designated as Hedging Instrument Foreign Exchange Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2012 Not Designated as Hedging Instrument Foreign Exchange Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2013 Not Designated as Hedging Instrument Interest Rate Contract Accrued Expenses and Other Current Liabilities USD ($)	Mar. 31, 2013 Not Designated as Hedging Instrument Interest Rate Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2012 Not Designated as Hedging Instrument Interest Rate Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2012 Not Designated as Hedging Instrument Interest Rate Contract Other Noncurrent Liabilities INR	Mar. 31, 2013 Not Designated as Hedging Instrument Currency Swap Other Noncurrent Liabilities INR	Mar. 31, 2012 Designated as Hedging Instrument Foreign Exchange Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2013 Designated as Hedging Instrument Interest Rate Contract Accrued Expenses and Other Current Liabilities USD ($)	Mar. 31, 2013 Designated as Hedging Instrument Interest Rate Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2013 Designated as Hedging Instrument Interest Rate Contract Other Noncurrent Liabilities USD ($)	Mar. 31, 2013 Designated as Hedging Instrument Interest Rate Contract Other Noncurrent Liabilities INR	Mar. 31, 2012 Designated as Hedging Instrument Interest Rate Contract Other Noncurrent Liabilities INR	Mar. 31, 2013 Fair Value, Inputs, Level 2 INR	Mar. 31, 2012 Fair Value, Inputs, Level 2 INR	Mar. 31, 2013 Fair Value, Inputs, Level 2 Available-for-sale Securities INR	Mar. 31, 2013 Fair Value, Inputs, Level 2 Foreign Exchange Contract Other Current Assets INR	Mar. 31, 2013 Fair Value, Inputs, Level 2 Not Designated as Hedging Instrument Foreign Exchange Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2012 Fair Value, Inputs, Level 2 Not Designated as Hedging Instrument Foreign Exchange Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2013 Fair Value, Inputs, Level 2 Not Designated as Hedging Instrument Interest Rate Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2012 Fair Value, Inputs, Level 2 Not Designated as Hedging Instrument Interest Rate Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2012 Fair Value, Inputs, Level 2 Not Designated as Hedging Instrument Interest Rate Contract Other Noncurrent Liabilities INR	Mar. 31, 2013 Fair Value, Inputs, Level 2 Not Designated as Hedging Instrument Currency Swap Other Noncurrent Liabilities INR	Mar. 31, 2012 Fair Value, Inputs, Level 2 Designated as Hedging Instrument Foreign Exchange Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2013 Fair Value, Inputs, Level 2 Designated as Hedging Instrument Interest Rate Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2013 Fair Value, Inputs, Level 2 Designated as Hedging Instrument Interest Rate Contract Other Noncurrent Liabilities INR	Mar. 31, 2012 Fair Value, Inputs, Level 2 Designated as Hedging Instrument Interest Rate Contract Other Noncurrent Liabilities INR
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Asset fair value on recurring basis	$ 105	5,740		$ 104	5,689	$ 1	51														5,740		5,689	51
Liabilities fair value on recurring basis	$ 8	481	1,789					5	76	$ 6	321	1,176	242	7	319	$ 1	85	$ 1	63	(24)	481	1,789			5	76	321	1,176	242	7	319	85	63	(24)

Fair Value Measurements - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Foreign Exchange USD ($)	Mar. 31, 2013 Foreign Exchange INR	Mar. 31, 2013 Indian Rupee USD ($)	Mar. 31, 2013 Indian Rupee INR
Fair Value of Financial Instruments [Line Items]
Long term debt	$ 2,154	117,434	104,391	$ 2,027	110,514	$ 127	6,920
Long term debt fair value				$ 2,041	111,255	$ 129	7,031

Derivative Financial Instruments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 LIBOR	Mar. 31, 2013 Variable Interest Debt USD ($)	Mar. 31, 2013 Variable Interest Debt INR	Mar. 31, 2013 Interest Rate Swap USD ($)	Mar. 31, 2013 Interest Rate Swap INR	Mar. 31, 2013 Interest Rate Swap Minimum	Mar. 31, 2013 Interest Rate Swap Maximum	Mar. 31, 2013 Foreign Exchange Forward USD ($)	Mar. 31, 2013 Foreign Exchange Forward INR	Mar. 31, 2012 Foreign Exchange Forward INR	Mar. 31, 2011 Foreign Exchange Forward INR	Mar. 31, 2013 Foreign Exchange Forward Minimum	Mar. 31, 2013 Foreign Exchange Forward Maximum	Mar. 31, 2013 Cross Currency Interest Rate Contract	Mar. 31, 2013 Not Designated as Hedging Instrument Interest Rate Swap Variable Interest Debt USD ($)	Mar. 31, 2013 Not Designated as Hedging Instrument Interest Rate Swap Variable Interest Debt INR	Mar. 31, 2013 Not Designated as Hedging Instrument Cross Currency Interest Rate Contract USD ($)	Mar. 31, 2013 Not Designated as Hedging Instrument Cross Currency Interest Rate Contract INR	Mar. 31, 2013 Not Designated as Hedging Instrument Cross Currency Interest Rate Contract SGD
Credit Derivatives [Line Items]
Notional amount of variable interest rate debt	$ 2,154	117,434	104,391			$ 299	16,286
Notional amount												53	2,891	2,047					174	9,510	200	10,912	250
Interest rate range, lower					0.57%													4.52%
Interest rate range, higher					3.25%													4.54%
Derivative remaining maturity										1 year	5 years					2 days	6 months	3 years
Unrealized losses currently in accumulated other comprehensive loss will be transferred to interest expense	1	33
Changes in fair value of interest rate swaps recognized in interest expense	145	7,876	7,591	4,088				3	181
Gain(Loss) on Foreign Currency Forward and Option Contract												$ 4	211	(75)	(151)
Cross currency swap, fixed interest rate																		4.25%

Accumulated Other Comprehensive Loss Related to Derivatives Designated as Cash Flow Hedges (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Derivative [Line Items]
Beginning balance-loss	$ 1	23	291
Net unrealized loss/(gain) for the year	3	175	(25)
Realized gain/(loss) reclassified into earnings	(3)	(159)	(243)
Ending balance - loss	$ 1	39	23

Segment Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Corporate, Non-Segment USD ($)	Mar. 31, 2013 Corporate, Non-Segment INR	Mar. 31, 2012 Corporate, Non-Segment INR	Mar. 31, 2011 Corporate, Non-Segment INR	Mar. 31, 2013 Operating Segments USD ($)	Mar. 31, 2013 Operating Segments INR	Mar. 31, 2012 Operating Segments INR	Mar. 31, 2013 Global Voice Solutions INR	Mar. 31, 2012 Global Voice Solutions INR	Mar. 31, 2011 Global Voice Solutions INR	Mar. 31, 2013 Global Data and Managed Services INR	Mar. 31, 2012 Global Data and Managed Services INR	Mar. 31, 2011 Global Data and Managed Services INR	Mar. 31, 2013 Global Data and Managed Services Operating Segments INR	Mar. 31, 2012 Global Data and Managed Services Operating Segments INR	Mar. 31, 2013 South Africa Operations INR	Mar. 31, 2012 South Africa Operations INR	Mar. 31, 2013 South Africa Operations Operating Segments INR	Mar. 31, 2012 South Africa Operations Operating Segments INR
Segment Reporting Information [Line Items]
Revenues	$ 3,151	171,800	139,885	113,840								85,535	68,241	65,516	67,417	56,677	48,324			18,848	14,967
Interconnection Charges	1,682	91,680	74,018	64,981								71,368	56,058	55,065	13,763	11,022	9,916			6,549	6,938
Net revenues	1,469	80,120	65,867	48,859								14,167	12,183	10,451	53,654	45,655	38,408			12,299	8,029
Other network and telecommunication costs	59	3,236	2,899	2,232								316	439	433	2,366	2,027	1,799			554	433
License fees	25	1,387	928	664									113	3	962	759	661			425	56
Segment results	1,118	60,959	51,624	45,963								13,851	11,631	10,015	47,245	41,544	35,948			(137)	(1,551)
Depreciation and amortization	378	20,557	18,329	13,980	319	17,342	15,598	13,980	59	3,215	2,731											3,215	2,731
Other operating costs	1,012	55,169	43,153	32,347	804	43,846	35,468	32,347	208	11,323	7,685							3,081	1,325			8,242	6,360
Operating income	(5)	(229)	558	(364)
Non-operating income, net	(89)	(4,864)	4,678	(1,317)
Loss before income tax	(94)	(5,093)	5,236	(1,681)
Dividend tax	(2)	(92)	(92)
Income tax expense	(37)	(2,028)	(5,138)	(765)
Equity in net loss of equity method investees	(4)	(234)	(944)	(5,636)
Net loss	$ (137)	(7,447)	(938)	(8,082)

Information Regarding Company's Revenues (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 South Africa Operations USD ($)	Mar. 31, 2013 South Africa Operations INR	Mar. 31, 2012 South Africa Operations INR	Mar. 31, 2013 Global Voice Solutions INR	Mar. 31, 2012 Global Voice Solutions INR	Mar. 31, 2011 Global Voice Solutions INR	Mar. 31, 2013 Global Voice Solutions International Long Distance and Related Products USD ($)	Mar. 31, 2013 Global Voice Solutions International Long Distance and Related Products INR	Mar. 31, 2012 Global Voice Solutions International Long Distance and Related Products INR	Mar. 31, 2011 Global Voice Solutions International Long Distance and Related Products INR	Mar. 31, 2013 Global Voice Solutions National Long Distance USD ($)	Mar. 31, 2013 Global Voice Solutions National Long Distance INR	Mar. 31, 2012 Global Voice Solutions National Long Distance INR	Mar. 31, 2011 Global Voice Solutions National Long Distance INR	Mar. 31, 2013 Global Data and Managed Services INR	Mar. 31, 2012 Global Data and Managed Services INR	Mar. 31, 2011 Global Data and Managed Services INR	Mar. 31, 2013 Global Data and Managed Services IRU USD ($)	Mar. 31, 2013 Global Data and Managed Services IRU INR	Mar. 31, 2012 Global Data and Managed Services IRU INR	Mar. 31, 2011 Global Data and Managed Services IRU INR	Mar. 31, 2013 Global Data and Managed Services Internet Leased Lines USD ($)	Mar. 31, 2013 Global Data and Managed Services Internet Leased Lines INR	Mar. 31, 2012 Global Data and Managed Services Internet Leased Lines INR	Mar. 31, 2011 Global Data and Managed Services Internet Leased Lines INR	Mar. 31, 2013 Global Data and Managed Services Internet USD ($)	Mar. 31, 2013 Global Data and Managed Services Internet INR	Mar. 31, 2012 Global Data and Managed Services Internet INR	Mar. 31, 2011 Global Data and Managed Services Internet INR	Mar. 31, 2013 Global Data and Managed Services Internet Data Center Services USD ($)	Mar. 31, 2013 Global Data and Managed Services Internet Data Center Services INR	Mar. 31, 2012 Global Data and Managed Services Internet Data Center Services INR	Mar. 31, 2011 Global Data and Managed Services Internet Data Center Services INR	Mar. 31, 2013 Global Data and Managed Services Other Services USD ($)	Mar. 31, 2013 Global Data and Managed Services Other Services INR	Mar. 31, 2012 Global Data and Managed Services Other Services INR	Mar. 31, 2011 Global Data and Managed Services Other Services INR
Segment Reporting Information [Line Items]
Revenues	$ 3,151	171,800	139,885	113,840	$ 346	18,848	14,967	85,535	68,241	65,516	$ 1,518	82,779	65,261	61,282	$ 51	2,756	2,980	4,234	67,417	56,677	48,324	$ 301	16,446	13,015	11,034	$ 133	7,265	5,898	5,694	$ 129	7,011	6,170	8,242	$ 69	3,781	3,503	3,143	$ 604	32,914	28,091	20,211

Revenues Allocated to Countries Based on Location Customers (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 India USD ($)	Mar. 31, 2013 India INR	Mar. 31, 2012 India INR	Mar. 31, 2011 India INR	Mar. 31, 2013 UNITED STATES USD ($)	Mar. 31, 2013 UNITED STATES INR	Mar. 31, 2012 UNITED STATES INR	Mar. 31, 2011 UNITED STATES INR	Mar. 31, 2013 UNITED KINGDOM USD ($)	Mar. 31, 2013 UNITED KINGDOM INR	Mar. 31, 2012 UNITED KINGDOM INR	Mar. 31, 2011 UNITED KINGDOM INR	Mar. 31, 2013 SOUTH AFRICA USD ($)	Mar. 31, 2013 SOUTH AFRICA INR	Mar. 31, 2012 SOUTH AFRICA INR	Mar. 31, 2011 SOUTH AFRICA INR	Mar. 31, 2013 CANADA USD ($)	Mar. 31, 2013 CANADA INR	Mar. 31, 2012 CANADA INR	Mar. 31, 2011 CANADA INR	Mar. 31, 2013 Rest of World USD ($)	Mar. 31, 2013 Rest of World INR	Mar. 31, 2012 Rest of World INR	Mar. 31, 2011 Rest of World INR
Revenue, Major Customer [Line Items]
Revenues	$ 3,151	171,800	139,885	113,840	$ 759	41,387	34,744	30,813	$ 405	22,082	19,435	17,893	$ 358	19,500	15,100	13,167	$ 338	18,453	14,643	1,609	$ 113	6,137	5,567	5,849	$ 1,178	64,241	50,396	44,509

Segment Information - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013
Segment Reporting Information [Line Items]
Percentage of revenue from one customer	10.00%
Percentage of Assets in Foreign Countries	65.00%
South Africa
Segment Reporting Information [Line Items]
Percentage of Assets in Foreign Countries	13.00%

Related Party Transactions and Balances (Detail) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended						12 Months Ended																																						12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Jun. 07, 2012 INR	Mar. 31, 2013 Related Party Transactions USD ($)	Mar. 31, 2013 Related Party Transactions INR	Mar. 31, 2012 Related Party Transactions INR	Mar. 31, 2011 Related Party Transactions INR	Mar. 31, 2013 Related Party Transactions Litigation Case One USD ($)	Mar. 31, 2013 Related Party Transactions Litigation Case One INR	Mar. 31, 2013 Related Party Transactions Recoveries USD ($)	Mar. 31, 2013 Related Party Transactions Recoveries INR	Mar. 31, 2012 Related Party Transactions Recoveries INR	Mar. 31, 2011 Related Party Transactions Recoveries INR	Mar. 31, 2013 Related Party Transactions Purchase of Property, Plant and Equipment USD ($)	Mar. 31, 2013 Related Party Transactions Purchase of Property, Plant and Equipment INR	Mar. 31, 2012 Related Party Transactions Purchase of Property, Plant and Equipment INR	Mar. 31, 2011 Related Party Transactions Purchase of Property, Plant and Equipment INR	Mar. 31, 2013 Global Voice Solutions USD ($)	Mar. 31, 2013 Global Voice Solutions INR	Mar. 31, 2012 Global Voice Solutions INR	Mar. 31, 2011 Global Voice Solutions INR	Mar. 31, 2013 Global Data and Managed Services USD ($)	Mar. 31, 2013 Global Data and Managed Services INR	Mar. 31, 2012 Global Data and Managed Services INR	Mar. 31, 2011 Global Data and Managed Services INR	Mar. 31, 2013 Beneficial Owner & Subsidiaries INR	Mar. 31, 2012 Beneficial Owner & Subsidiaries INR	Mar. 31, 2011 Beneficial Owner & Subsidiaries INR	Mar. 31, 2013 Beneficial Owner & Subsidiaries Related Party Transactions INR	Mar. 31, 2012 Beneficial Owner & Subsidiaries Related Party Transactions INR	Mar. 31, 2011 Beneficial Owner & Subsidiaries Related Party Transactions INR	Mar. 31, 2013 Beneficial Owner & Subsidiaries Related Party Transactions Recoveries INR	Mar. 31, 2012 Beneficial Owner & Subsidiaries Related Party Transactions Recoveries INR	Mar. 31, 2011 Beneficial Owner & Subsidiaries Related Party Transactions Recoveries INR	Mar. 31, 2013 Beneficial Owner & Subsidiaries Related Party Transactions Purchase of Property, Plant and Equipment INR	Mar. 31, 2012 Beneficial Owner & Subsidiaries Related Party Transactions Purchase of Property, Plant and Equipment INR	Mar. 31, 2011 Beneficial Owner & Subsidiaries Related Party Transactions Purchase of Property, Plant and Equipment INR	Mar. 31, 2013 Beneficial Owner & Subsidiaries Global Voice Solutions INR	Mar. 31, 2012 Beneficial Owner & Subsidiaries Global Voice Solutions INR	Mar. 31, 2011 Beneficial Owner & Subsidiaries Global Voice Solutions INR	Mar. 31, 2013 Beneficial Owner & Subsidiaries Global Data and Managed Services INR	Mar. 31, 2012 Beneficial Owner & Subsidiaries Global Data and Managed Services INR	Mar. 31, 2011 Beneficial Owner & Subsidiaries Global Data and Managed Services INR	Mar. 31, 2013 Principal Owner Related Party Transactions INR	Mar. 31, 2012 Principal Owner Related Party Transactions INR	Mar. 31, 2011 Principal Owner Related Party Transactions INR	Mar. 31, 2013 Principal Owner Related Party Transactions Litigation Case One INR	Mar. 31, 2013 Equity Method Investee INR	Mar. 31, 2012 Equity Method Investee INR	Mar. 31, 2011 Equity Method Investee INR	Mar. 31, 2013 Equity Method Investee Related Party Transactions INR	Mar. 31, 2012 Equity Method Investee Related Party Transactions INR	Mar. 31, 2011 Equity Method Investee Related Party Transactions INR	Mar. 31, 2013 Equity Method Investee Global Voice Solutions INR	Mar. 31, 2012 Equity Method Investee Global Voice Solutions INR	Mar. 31, 2011 Equity Method Investee Global Voice Solutions INR	Mar. 31, 2013 Equity Method Investee Global Data and Managed Services INR	Mar. 31, 2012 Equity Method Investee Global Data and Managed Services INR	Mar. 31, 2011 Equity Method Investee Global Data and Managed Services INR
Related Party Transaction [Line Items]
Revenues from telecommunication services total	$ 105	5,684	4,180	4,607																$ 27	1,451	1,152	1,641	$ 78	4,233	3,028	2,966	5,642	3,982	3,491										1,421	1,069	1,168	4,221	2,913	2,323					42	198	1,116				30	83	473	12	115	643
Interest income			163	707																																															163	707
Network and transmission costs total	69	3,773	3,287	3,214																38	2,079	1,414	1,838	31	1,694	1,873	1,376	3,428	2,462	1,658										1,734	621	494	1,694	1,841	1,164					345	825	1,556				345	793	1,344		32	212
Interest expense			111																										111
License fees	25	1,387	928	664		17	928	841	653													113	3		962	759	661																			928	841	653
Loans given								765	3,110																																													765	3,110
Advances given							2	103	567																						2	103	567
Advances recovered												2	91	15	573																			91	15	573
Advance received							3	201																							3	201
Advance repaid						4	195																								195
Dividends paid	10	570	570			7	407	407																							81	81														326	326
Other non-operating income, net						2	126	51	88																						126	51	88
Other operating costs						39	2,153	1,591	587																						2,153	1,582	577																					9	10
Purchase of property, plant & equipments																19	1,023	102	265																		1,023	102	265
Sale of property, plant & equipments							5																								5
Purchase of additional ownership interest in subsidiary	17	921				17	921																								921
Investment in equity method investee			255	530				255	530																																													255	530
Return of investment from equity method investee						1	58																																														58
Advances for additional ownership interest and preference stock									455																																														455
Accounts receivables (including Rs. 642 million and Rs. 334 million for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)						28	1,550	1,472																							1,545	1,464																					5	8
Accounts payable (including Rs. 345 million and Rs. 1,289 million for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)		2,324	1,182			43	2,324	1,182																							2,267	1,023																					57	159
Advances given (including Rs. 90 million and Rs. 79 million for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)						5	269	92																							269	92
Other Current Assets							6	6																																						6	6
Prepaid expenses and other current assets total	146	7,948	7,573			5	275	98																							269	92														6	6
Other non-current assets (License fee paid under protest)	201	10,982	12,103			32	1,741	2,899																																						1,741	2,899
Advance received (including Rs. 201 million and Rs. Nil for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)						1	57	201																							57	201
Unearned revenues (including Rs. 356 million and Rs. Nil for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)						13	707	716																							707	716
License fees payable						12	642	635																																						642	635
Accrued expenses and other current liabilities Total						26	1,406	1,552																							764	917														642	635
Interest received relating to license fees litigation					1,104					20	1,104																																						1,104
License fees payable						32	1,741	1,741																																						1,741	1,741
Other non-current liabilities total	$ 857	46,713	40,729			$ 52	2,845	1,741																																						2,845	1,741

Related Party Transactions and Balances (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended										12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Related Party Transactions USD ($)	Mar. 31, 2013 Related Party Transactions INR	Mar. 31, 2012 Related Party Transactions INR	Mar. 31, 2013 Global Voice Solutions USD ($)	Mar. 31, 2013 Global Voice Solutions INR	Mar. 31, 2012 Global Voice Solutions INR	Mar. 31, 2011 Global Voice Solutions INR	Mar. 31, 2013 Global Data and Managed Services USD ($)	Mar. 31, 2013 Global Data and Managed Services INR	Mar. 31, 2012 Global Data and Managed Services INR	Mar. 31, 2011 Global Data and Managed Services INR	Mar. 31, 2013 Tata Tele Services Limited Related Party Transactions INR	Mar. 31, 2012 Tata Tele Services Limited Related Party Transactions INR	Mar. 31, 2013 Tata Tele Services Limited Global Voice Solutions USD ($)	Mar. 31, 2013 Tata Tele Services Limited Global Voice Solutions INR	Mar. 31, 2012 Tata Tele Services Limited Global Voice Solutions INR	Mar. 31, 2011 Tata Tele Services Limited Global Voice Solutions INR	Mar. 31, 2013 Tata Tele Services Limited Global Data and Managed Services USD ($)	Mar. 31, 2013 Tata Tele Services Limited Global Data and Managed Services INR	Mar. 31, 2012 Tata Tele Services Limited Global Data and Managed Services INR	Mar. 31, 2011 Tata Tele Services Limited Global Data and Managed Services INR
Related Party Transaction [Line Items]
Revenues from telecommunication services total	$ 105	5,684	4,180	4,607				$ 27	1,451	1,152	1,641	$ 78	4,233	3,028	2,966				1,119	815	786		1,383	783	487
Network and transmission costs total	69	3,773	3,287	3,214				38	2,079	1,414	1,838	31	1,694	1,873	1,376			1,677	522	394		679	917	550
Accounts receivables					28	1,550	1,472									334	642
Accounts payables		2,324	1,182		43	2,324	1,182									1,289	345
Advances					5	269	92									79	90
Advance received, from Tata Teleservices Ltd					1	57	201										201
Unearned revenues, From Tata Teleservices Ltd					$ 13	707	716										356

Commitments and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2013 Business related claims USD ($)	Mar. 31, 2013 Business related claims INR	Mar. 31, 2013 Business related claims Accrued Liabilities USD ($)	Mar. 31, 2013 Business related claims Accrued Liabilities INR	Mar. 31, 2013 Business related claims Income Statement USD ($)	Mar. 31, 2013 Business related claims Income Statement INR	Mar. 31, 2013 Access Deficit Charge ("ADC") claim USD ($)	Mar. 31, 2013 Access Deficit Charge ("ADC") claim INR	Feb. 19, 2013 License fees claim INR	Mar. 31, 2010 License fees claim Fiscal Year 2006 INR	Feb. 19, 2013 License fees claim Fiscal Year 2007 INR	Feb. 19, 2013 License fees claim Fiscal Year 2008 INR	Feb. 28, 2013 Interest on License Fees INR	Jan. 31, 2013 Employee State Insurance Corporation ("ESIC") claim INR	Feb. 28, 2013 Employee State Insurance Corporation ("ESIC") claim June 1, 2012 to January 31, 2013 INR	Feb. 28, 2013 Employee State Insurance Corporation ("ESIC") claim April 1, 2008 to March 31, 2013 INR	Mar. 31, 2013 Fiscal Year Twenty Fourteen USD ($)	Mar. 31, 2013 Fiscal Year Twenty Fourteen INR	Jun. 30, 2013 Subsequent Event License fees claim Fiscal Year 2006 INR	Jun. 30, 2013 Subsequent Event Total License Fee Liability Fiscal Year 2007 and 2008 INR	Jun. 30, 2013 Subsequent Event Employee State Insurance Corporation ("ESIC") claim USD ($)	Jun. 30, 2013 Subsequent Event Employee State Insurance Corporation ("ESIC") claim INR
Loss Contingencies [Line Items]
Capital commitments	$ 109	5,931																	$ 103	5,615
Claim against company			40	2,164							1,931	1,046	929	1,002	1,021	256	36	120				2,018
Legal loss contingency					8	432
Possible liability to Company							32	1,732	57	3,120											51		8	412
Penal Interest rate included in recovery proceedings value for alleged non-compliance of Employee State Insurance Act																12.00%
Amount paid for recovery proceedings for alleged non-compliance of Employee State Insurance Act																256

Post Balance Sheet Events - Additional Information (Detail) (INR) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Subsequent Event [Line Items]
Amounts available for distribution, net of dividend tax	10,276
Subsequent Event | Dividend Declared
Subsequent Event [Line Items]
Recommendation of Dividends subject to approval	3